VANGUARD(R)BALANCED INDEX FUND
Annual Report * December 31, 2001

[Ship on the Ocean]

BALANCED
                                                       [THE VANGUARD GROUP LOGO]

PERSPECTIVE

Maintaining a long-term investment perspective isn't easy. Perhaps that's why it has proven to be so rewarding.
     With  news,   information,   and  opinion  constantly  bombarding  us,  the
temptation to buy or sell--to do something--is powerful. Yet such activity is often counterproductive. Emotions can lead us to big mistakes, like jumping into a hot investment we know little about or selling a sound long-term holding when it sags for a while.
     The actions we recommend are quite simple.
     First, take the time to decide on a mix of stocks, bonds, and cash investments that makes sense for you. Take into account your investment time horizon, your goals, and your ability and willingness to ride out market fluctuations. Write this mix down--it's your investment plan.
     Second, use low-cost, widely diversified mutual funds to carry out your asset allocation.
     Third, stick with your plan, unless there's a major change in your time horizon, goals, or financial situation. Don't "play the market"--and if you feel you must, don't risk more than a tiny percentage of your assets.
     Finally, if market news, the opinions of "experts," or the hope of a big score tempts you to act, consult your plan. It may help you keep a long-term perspective.

================================================================================
CONTENTS

Letter from the Chairman                      1
Fund Profile                                  6
Glossary of Investment Terms                  8
Performance Summary                          10
Your Fund's After-Tax Returns                11
Financial Statements                         12
Advantages of Vanguard.com                   62
--------------------------------------------------------------------------------
SUMMARY
* Vanguard Balanced Index Fund returned -3.0% during 2001. The fund's diversified approach shielded investors from the full effect of the stock market's slide.
* Stocks took it on the chin in 2001, returning -11.0% and suffering the first consecutive yearly declines in almost three decades.
* In contrast, bonds turned in a terrific year, in large part because prices rose as a result of the Federal Reserve Board's aggressive campaign to boost the economy by cutting short-term interest rates.

                                                                         [PHOTO]
                                                               [JOHN J. BRENNAN]

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

During a 12-month period that was difficult for stocks but excellent for bonds, vanguard(R) balanced index fund returned -3.0%. Though a negative result is always disappointing, we note that your fund's return was well ahead of the average for its balanced fund peers and was a bit better than that of its target index.
     The table below presents the 12-month total returns (capital change plus reinvested dividends) for your fund, its average competitor, and our unmanaged composite benchmark, which is weighted to match our asset allocation of 60% stocks and 40% bonds. The table also shows the returns for the fund's
Admiral(TM) Shares, a lower-cost share class for clients who have large or long-standing account balances, and for its Institutional Shares, which are available for a minimum investment of $10 million.
=======================================================================
2001 TOTAL RETURNS                                    Year Ended
                                                     December 31
-----------------------------------------------------------------------
VANGUARD BALANCED INDEX FUND
 Investor Shares                                           -3.0%
 Admiral Shares                                            -3.0
 Institutional Shares                                      -2.9
Average Balanced Fund*                                     -4.4
Balanced Composite Index**                                 -3.1
-----------------------------------------------------------------------
 *Derived from data provided by Lipper Inc.
**Made up of unmanaged  benchmarks  weighted 60% in stocks and 40% in bonds. For stocks:  the Wilshire 5000 Total Market Index;  for bonds:
  the Lehman  Brothers Aggregate Bond Index.
-----------------------------------------------------------------------
     The table at the end of this letter provides details about the performance for each share class, including changes in share price and distributions of income and capital gains.
     If you own the Balanced Index Fund in a taxable account, you may wish to review our report on the fund's after-tax returns on page 11.

FINANCIAL MARKETS IN REVIEW
Stock investors were sorely tested in 2001. The longest economic expansion in U.S. history ended in March and a recession began. Corporate profits and stock market valuations were already down sharply before September 11. The terrorist attacks led to a four-day hiatus from stock trading, and stock prices lost more ground when trading resumed. However, a rally took hold in the remainder of the year, reducing the market's losses. For the full 12 months, though, the broad U.S. stock market lost more than 10% of its value, producing its first back-to-back yearly losses since 1973-1974.
     During the first nine months of the year, value-oriented shares outperformed growth stocks--by declining more modestly. But the fourth quarter's upturn brought a reversal: Growth stocks delivered the strongest gains.

Small-capitalization stocks bested large ones throughout the year. On balance, stocks, as measured by the Wilshire 5000 Index, declined -11.0%.
================================================================================
                                   Market Barometer Average Annual Total Returns
                                                 Periods Ended December 31, 2001
                                   ---------------------------------------------
                                              One        Three         Five
STOCKS                                       Year        Years        Years
S&P 500 Index (Large-caps)                 -11.9%        -1.0%        10.7%
Russell 2000 Index (Small-caps)              2.5          6.4          7.5
Wilshire 5000 Index (Entire market)        -11.0         -0.7          9.7
MSCI EAFE Index (International)            -22.0         -5.3          0.7
================================================================================
BONDS
Lehman Aggregate Bond Index (Entire market)  8.4%         6.3%         7.4%
Lehman 10 Year Municipal Bond Index          4.6          4.6          5.9
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                    4.1          4.9          5.0
================================================================================
CPI
Consumer Price Index                         1.6%         2.5%         2.2%
--------------------------------------------------------------------------------
     The dismal environment for stocks proved to be a tonic for bonds. In an aggressive attempt to jump-start the flagging U.S. economy, the Federal Reserve Board slashed interest rates 11 times. As shown in the chart below, the Fed pushed its target for short-term interest rates from 6.50% to 1.75%--the lowest level in four decades. Lower interest rates translated into meaningful price gains for most high-quality bonds. For the year, the Lehman Aggregate Bond Index, a measure of the entire market for investment-grade U.S. bonds, returned 8.4%.
     Of course, lower rates can be tough on investors who depend on fixed income securities for current income. By the end of the year, the yield of the 3-month U.S. Treasury bill had plunged to 1.72%, down from 5.90% at the beginning of the year and roughly even with the rate of inflation. As a result, most short-term investment vehicles were providing minuscule "real," or inflation-adjusted, returns. The yields of the 10-year Treasury note and the 30-year Treasury bond finished 2001 little changed, at 5.05% and 5.47%, respectively.

--------------------------------------------------------------------------------
A RECORD NUMBER OF INTEREST RATE CUTS (12 months ended December 31, 2001)

In 2001, the Federal Reserve Board lowered its target for short-term interest rates a record 11 times. By repeatedly reducing the federal funds rate--the interest rate that banks charge each other for overnight loans made through the Federal Reserve System-- the Fed hoped to encourage banks to make loans more widely available, spurring investment and economic growth.
[Chart]

Source: Federal Reserve Board.
--------------------------------------------------------------------------------

2001  PERFORMANCE  OVERVIEW
The gap in returns between stocks and bonds was extremely wide during 2001, totaling more than 19 percentage points. Predictably, your fund's return of -3.0% fell near the middle of that gap. Though the decline was disappointing, it nonetheless illustrated the value of a balanced investment approach, which is one of Vanguard's guiding principles and is the foundation of the Balanced Index Fund. During 2001, our bond investments blunted the impact of the stock market slide, just as in years past the strong performance of the stock market has at times outweighed poor returns from bonds.
     In a difficult  stock  market,  it's worth  recalling  that an index fund's objective is to track the performance of its target index. On that score, Vanguard's Quantitative Equity Group and Fixed Income Group fulfilled their mission with their customary excellence. Your fund's return was actually a hair better than that of its index benchmark, which incurs none of the operating and transaction costs that affect a mutual fund. We take great pride in our advisers' ability to closely track the fund's target.
--------------------------------------------------------------------------------
Though the fund's return was disappointing, it illustrated the value of a balanced investment approach.
--------------------------------------------------------------------------------

LONG-TERM PERFORMANCE OVERVIEW
Though evaluating a mutual fund over a one-year period can be helpful in gauging its investment approach and riskiness, a fund's true measure is taken over much longer periods. The table below shows how the Balanced Index Fund and its comparative standards have performed since the fund's inception in 1992. As you can see, your fund's return over the decade was excellent, both in absolute terms and relative to the average return of its mutual fund peers.
     We're proud to note that the past year marked the 25th anniversary of indexing at Vanguard. In August 1976, we introduced the first index mutual fund, which tracked the broadly diversified Standard & Poor's 500 Index. Vanguard 500 Index Fund is now the world's largest mutual fund, with an enviable record of long-term performance. Though the Balanced Index Fund did not join our index lineup until 1992, we believe that it has fully proved the value to investors of combining two simple ingredients for long-term investment success: diversification and low costs.
     Keep in mind that the Balanced Index Fund's terrific lifetime return is due in large part to the generally solid returns provided by both the stock and bond markets over
--------------------------------------------------------------------------------
Total Returns                                               November 9, 1992, to
                                                               December 31, 2001
                                      ------------------------------------------
                                      Average                     Final Value of
                                       Annual                          a $10,000
                                       Return                 Initial Investment
--------------------------------------------------------------------------------
VANGUARD BALANCED
  INDEX FUND
  Investor Shares                       10.8%                            $25,596
Average Balanced Fund                    9.4                              22,705
Balanced Composite Index                11.0                              26,009
--------------------------------------------------------------------------------
the past decade. Investors have every right to be grateful for these results but should not count on similar returns in the future. Because the outstanding results of the 1990s are not likely to be repeated, we believe that the best course is to expect returns that are far lower. That way, any surprises will be pleasant ones.
--------------------------------------------------------------------------------
Make no mistake about it, our cost margin over our competitors is a significant advantage that benefits investors every year.
--------------------------------------------------------------------------------
     As for our relative performance, we're confident that our low costs will continue to give us a leg up on our competition. The Balanced Index Fund's Investor Shares had an expense ratio (expenses as a percentage of average net assets) of just 0.22%, or $2.20 per $1,000 invested. This is just a fraction of the 1.29%, or $12.90 per $1,000, charged by your fund's average peer. Make no mistake about it, our cost margin over our competitors is a significant advantage that benefits investors every year--and even more dramatically over long periods when the advantage compounds.
     Finally, keep in mind that mutual fund expenses do not discriminate: They take a bite out of positive returns and make negative returns even lower. As many investors are noticing these days, the impact of expenses on returns is most apparent when the financial markets are struggling.

IN SUMMARY
As your fund's nine-year results suggest, indexing is a powerful long-term strategy. But it requires patience and persistence. After all, we've just experienced two difficult years of loss in the broad stock market. In order to reap the long-term benefits of an index fund's low-cost, diversified approach, it's imperative to stick with your investment through good times and bad.
     One way to fortify your resolve during the stock market's weak periods is to develop a balanced portfolio of stock funds, bond funds, and money market funds. Vanguard Balanced Index Fund, which combines the virtues of diversification and low-cost investing, offers one of the simplest--and most efficient--means of putting such a plan into place.
     We thank you for entrusting your hard-earned money to us, and we extend a warm welcome to our new shareholders.

Sincerely,

/S/ JOHN J. BRENNAN

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

January 15, 2002

================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE

                                                              Distributions
                                Share Price                     Per Share
                      -----------------------------     ------------------------
                          Starting:         Ending:         Income      Capital
                      Dec. 31, 2000   Dec. 31, 2001      Dividends        Gains
BALANCED INDEX FUND
 Investor Shares             $19.08          $17.86         $0.597       $0.025
 Admiral Shares               19.08           17.86          0.608        0.025
 Institutional Shares         19.08           17.86          0.618        0.025
--------------------------------------------------------------------------------

FUND PROFILE                                             AS of December 31, 2001
   for BALANCED INDEX FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to unmanaged market indexes. Key terms are defined on pages 8-9.

==========================================
TOTAL FUND CHARACTERISTICS

Yield
 Investor Shares                      3.0%
 Admiral Shares                       3.1%
 Institutional Shares                 3.1%
Turnover Rate                          33%
Expense Ratio
 Investor Shares                     0.22%
 Admiral Shares                      0.15%
 Institutional Shares                0.10%
Cash Investments                      0.6%
------------------------------------------

==========================================
TEN LARGEST STOCKS (% of equities)

General Electric Co.                  3.1%
 (conglomerate)
Microsoft Corp.                       2.8
 (computer/software services)
Exxon Mobil Corp.                     2.1
 (energy)
Citigroup, Inc.                       2.0
 (banking)
Wal-Mart Stores, Inc.                 2.0
 (retail)
Pfizer, Inc.                          2.0
 (pharmaceuticals)
Intel Corp.                           1.6
 (electronics)
International Business Machines Corp. 1.6
 (computer hardware)
American International Group, Inc.    1.6
 (insurance)
Johnson & Johnson                     1.4
 (pharmaceuticals)
-----------------------------------------
Top Ten                              20.2%
------------------------------------------
Top Ten as % of Total Net Assets     12.0%
------------------------------------------


==========================================
TOTAL FUND VOLATILITY MEASURES
                                  Wilshire
                       Fund           5000
------------------------------------------
R-Squared              0.98          1.00
Beta                   0.58          1.00
------------------------------------------


==========================================
SECTOR DIVERSIFICATION (% of common stocks)

                                  Wilshire
                             Fund     5000
------------------------------------------
Auto & Transportation        2.0%     2.0%
Consumer Discretionary      14.8     14.8
Consumer Staples             6.4      6.4
Financial Services          20.3     20.3
Health Care                 14.2     14.2
Integrated Oils              3.5      3.5
Other Energy                 2.1      2.1
Materials & Processing       3.2      3.3
Producer Durables            3.5      3.4
Technology                  16.6     16.6
Utilities                    8.1      8.1
Other                        5.3      5.3
------------------------------------------

==========================================
FUND ASSET ALLOCATION
[Pie Chart]
Stocks                        59%
Bonds                         40%
Cash                           1%
------------------------------------------
6

==========================================
EQUITY CHARACTERISTICS

                                  Wilshire
                             Fund     5000
------------------------------------------
Number of Stocks           3,223     6,054
Median Market Cap         $33.4B    $33.4B
Price/Earnings Ratio       30.8x     30.7x
Price/Book Ratio            3.3x      3.3x
Dividend Yield              1.3%      1.3%
Return on Equity           22.6%     22.6%
Earnings Growth Rate       14.5%     14.5%
Foreign Holdings            0.0%      0.0%
------------------------------------------


==========================================
EQUITY INVESTMENT FOCUS
[Chart]
Market Cap                 Large
Style                      Blend
------------------------------------------


==========================================
FIXED INCOME CHARACTERISTICS

                                    Lehman
                             Fund   Index*
------------------------------------------

Number of Bonds             518      6,759
Yield to Maturity          5.7%       5.7%
Average Coupon             7.1%       6.6%
Average Maturity      8.5 years  8.1 years
Average Quality             Aa1       Aaa
Average Duration      4.5 years  4.5 years
-------------------------------------------


==========================================
FIXED INCOME INVESTMENT FOCUS
[Cart]
Credit Quality   Treasury/Agency
Average Maturity          Medium
------------------------------------------


==========================================
DISTRIBUTION BY CREDIT QUALITY (% of bonds)

Treasury/Agency**                    57.4%
Aaa                                   4.9
Aa                                    4.4
A                                    15.0
Baa                                  16.3
Ba                                    2.0
B                                     0.0
Not Rated                             0.0
------------------------------------------
Total                               100.0%
------------------------------------------


==========================================
DISTRIBUTION BY ISSUER (% of bonds)

Asset-Backed                          3.8%
Commercial Mortgage-Backed            0.0
Finance                              11.8
Foreign                               0.6
Government Mortgage-Backed           36.6
Industrial                           20.9
Treasury/Agency                      20.8
Utilities                             5.5
------------------------------------------
Total                               100.0%
------------------------------------------

*Lehman Aggregate Bond Index.
**Includes government mortgage-backed bonds.
                                        [Picture of Computer} Visit our website
                                                                www.vanguard.com
                                                           for regularly updated
                                                               fund information.

GLOSSARY OF INVESTMENT TERMS

Average Coupon. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------

Average Duration. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------

Average Maturity. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------

Beta. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the overall market (or appropriate market index). The market (or index) is assigned a beta of 1.00, so a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the overall market rose or fell by 10%.
--------------------------------------------------------------------------------

Cash Investments. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock or bond investment.
--------------------------------------------------------------------------------

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

--------------------------------------------------------------------------------
Expense Ratio. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------

Foreign Holdings. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
8

Price/Earnings Ratio. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------

R-Squared. A measure of how much of a fund's past returns can be explained by the returns from the overall market (or its benchmark index). If a fund's total returns were precisely synchronized with the overall market's returns, its R-squared would be 1.00. If a fund's returns bore no relationship to the market's returns, its R-squared would be 0.
--------------------------------------------------------------------------------

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------

Turnover Rate. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------

Yield. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

Yield to Maturity. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------
                                                                               9

PERFORMANCE SUMMARY                                      As of December 31, 2001
   for BALANCED INDEX FUND

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

================================================================================
CUMULATIVE PERFORMANCE November 9, 1992-December 31, 2001
[Mountain Chart]
INITIAL INVESTMENT of $10,000

             Balanced                                        Lehman
             Index Fund  Average     Balanced    Wilshire    Aggregate
 Quarter     Investor    Balanced    Composite   5000        Bond
 Ended       Shares**    FundY       IndexYY     Index       Index
--------------------------------------------------------------------------------
11/9/1992    10000       10000       10000       10000       10000
   199212    10369       10373       10385       10517       10187
   199303    10772       10784       10821       10965       10608
   199306    10925       10949       10988       11047       10889
   199309    11293       11325       11369       11495       11173
   199312    11406       11482       11496       11704       11180
   199403    11006       11108       11108       11267       10859
   199406    10899       10973       11011       11179       10747
   199409    11271       11294       11397       11787       10813
   199412    11229       11193       11364       11696       10854
   199503    12044       11867       12207       12752       11401
   199506    13006       12728       13188       13943       12096
   199509    13800       13438       14012       15217       12333
   199512    14445       14012       14663       15960       12858
   199603    14818       14368       15046       16856       12630
   199606    15217       14703       15480       17599       12702
   199609    15608       15113       15868       18097       12937
   199612    16460       15940       16717       19345       13325
   199703    16484       15911       16751       19470       13251
   199706    18376       17557       18675       22758       13737
   199709    19677       18744       20021       24979       14193
   199712    20121       18969       20466       25398       14611
   199803    21826       20387       22208       28766       14838
   199806    22287       20642       22681       29326       15186
   199809    21046       19355       21448       25799       15828
   199812    23713       21526       24176       31349       15882
   199903    24208       21706       24676       32532       15802
   199906    25237       22702       25738       35071       15663
   199909    24349       21787       24777       32752       15770
   199912    26941       23396       27422       38734       15751
   200003    27830       23974       28304       40213       16099
   200006    27255       23700       27740       38410       16379
   200009    27647       24251       28123       38473       16872
   200012    26392       23747       26831       34499       17582
   200103    24809       22473       25144       30242       18115
   200106    25968       23162       26336       32502       18217
   200109    23938       21411       24223       27335       19056
   200112    25596       22705       26009       30348       19111
--------------------------------------------------------------------------------



                                         AVERAGE ANNUAL TOTAL RETURNS
                                         Periods Ended December 31, 2001
                                         ------------------------------------- Final Value
                                             One      Five          Since     of a $10,000
                                            Year     Years     Inception*       Investment
-------------------------------------------------------------------------------------------
Balanced Index Fund Investor Shares**     -3.02%     9.23%         10.83%          $25,596
Average Balanced FundY                    -4.39      7.33           9.38            22,705
Balanced Composite IndexYY                -3.06      9.27          11.02            26,009
Wilshire 5000 Index                      -10.96      9.69          12.91            30,348
Lehman Aggregate Bond Index                8.44      7.43           7.53            19,416
-------------------------------------------------------------------------------------------
                                                                               Final Value
                                             One                    Since    of a $250,000
                                            Year               Inception*       Investment
-------------------------------------------------------------------------------------------
Balanced Index Fund Admiral Shares        -2.96%                   -2.79%         $242,128
Balanced Composite IndexYY                -3.06                     -2.92          241,769
-------------------------------------------------------------------------------------------
                                                                          Final Value of a
                                             One                    Since      $10,000,000
                                            Year               Inception*       Investment
-------------------------------------------------------------------------------------------
Balanced Index Fund Institutional Shares  -2.90%                   -1.21%       $9,868,681
Balanced Composite IndexYY                -3.06                    -1.37         9,851,939
-------------------------------------------------------------------------------------------


================================================================================
TOTAL INVESTMENT RETURNS (%) November 9, 1992-December 31, 2001

              Balanced Index Fund                                 Composite
              Investor Shares                                       IndexYY
----------------------------------------------------              -----------
Fiscal           Capital          Income       Total                  Total
Year              Return          Return      Return                 Return
--------------------------------------------------------------------------------
1992                 2.9%            0.8%        3.7%                   3.8%
1993                 6.1             3.9        10.0                   10.7
1994                -5.2             3.6        -1.6                   -1.2
1995                24.0             4.6        28.6                   29.0
1996                10.0             3.9        13.9                   14.0
--------------------------------------------------------------------------------
              Balanced Index Fund                                 Composite
              Investor Shares                                       IndexYY
----------------------------------------------------              -----------
Fiscal           Capital          Income       Total                  Total
Year              Return          Return      Return                 Return
--------------------------------------------------------------------------------
1997                18.2%            4.0%       22.2%                  22.5%
1998                14.3             3.6        17.9                   18.1
1999                10.2             3.4        13.6                   13.5
2000                -5.1             3.1        -2.0                   -2.2
2001                -6.3             3.3        -3.0                   -3.1
--------------------------------------------------------------------------------
*Inception date for the Balanced Index Fund Investor Shares: November 9, 1992; for the Balanced Index Fund Admiral Shares: November 13, 2000; for the Balanced Index Fund Institutional Shares: December 1, 2000.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
YDerived from data provided by Lipper Inc.
YY60% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index.
Note: See Financial Highlights tables on pages 56-57 for dividend and capital gains information.

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.
     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. (In the example that assumes all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)
     Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.
     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS                     Periods Ended December 31, 2001

                                                                          Since
                                             One Year   Five Years   Inception*
Balanced Index Fund Investor Shares**
Returns Before Taxes                           -3.02%        9.23%       10.83%
Returns After Taxes on Distributions           -4.33         7.69         9.19
Returns After Taxes on Distributions
 and Sale of Fund Shares                       -1.84         6.83         8.25
--------------------------------------------------------------------------------
*November 9, 1992.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

FINANCIAL STATEMENTS

December 31, 2001
STATEMENT OF NET ASSETS
This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks listed in descending market value order and bonds divided into government and industry categories. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCKS (59.2%)(1)
--------------------------------------------------------------------------------
  General Electric Co.                                  1,915,244        76,763
* Microsoft Corp.                                       1,039,065        68,838
  Exxon Mobil Corp.                                     1,320,418        51,892
  Citigroup, Inc.                                         993,372        50,145
  Wal-Mart Stores, Inc.                                   860,150        49,502
  Pfizer, Inc.                                          1,213,120        48,343
  Intel Corp.                                           1,295,568        40,746
  International Business Machines Corp.                   332,400        40,207
  American International Group, Inc.                      504,459        40,054
  Johnson & Johnson                                       591,125        34,935
* AOL Time Warner Inc.                                    854,657        27,434
  Merck & Co., Inc.                                       439,448        25,840
* Cisco Systems, Inc.                                   1,416,210        25,648
  SBC Communications Inc.                                 648,876        25,416
  Verizon Communications                                  523,628        24,851
  Home Depot, Inc.                                        452,097        23,061
* Berkshire Hathaway Inc.Class A                              300        22,680
  The Coca-Cola Co.                                       479,900        22,627
  Procter & Gamble Co.                                    249,900        19,775
  Philip Morris Cos., Inc.                                419,900        19,252
  Bank of America Corp.                                   303,750        19,121
  Bristol-Myers Squibb Co.                                373,600        19,054
  ChevronTexaco Corp.                                     206,007        18,460
  Eli Lilly & Co.                                         216,806        17,028
  Abbott Laboratories                                     299,705        16,709
  PepsiCo, Inc.                                           337,490        16,432
  American Home Products Corp.                            254,750        15,631
  Fannie Mae                                              193,600        15,391
* Viacom Inc. Class B                                     340,029        15,012
* Oracle Corp.                                          1,075,070        14,847
  Wells Fargo Co.                                         328,908        14,291
  J.P. Morgan Chase & Co.                                 380,839        13,843
  BellSouth Corp.                                         362,400        13,826
* Dell Computer Corp.                                     503,950        13,697
  AT&T Corp.                                              681,733        12,367
  Medtronic, Inc.                                         233,542        11,960
  Morgan StanleyDean Witter & Co.                         211,540        11,834
* Amgen, Inc.                                             201,584        11,377
  Pharmacia Corp.                                         248,800        10,611
  Schering-Plough Corp.                                   282,200        10,106
  Texas Instruments, Inc.                                 334,467         9,365
  American Express Co.                                    257,652         9,196
  Minnesota Mining &Manufacturing Co.                      76,300         9,019
  Freddie Mac                                             135,200         8,842
  Bank One Corp.                                          224,804         8,779
  Merrill Lynch & Co., Inc.                               163,162         8,504
  E.I. du Pont de Nemours & Co.                           198,876         8,454
  Wachovia Corp.                                          265,107         8,314
  The Walt Disney Co.                                     397,900         8,244
* WorldCom, Inc.-WorldCom Group                           568,661         8,007
  U.S. Bancorp                                            375,948         7,869

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
  Anheuser-Busch Cos., Inc.                               170,862         7,725
* Sun Microsystems, Inc.                                  627,280         7,716
  Hewlett-Packard Co.                                     374,100         7,684
* QUALCOMM, Inc.                                          147,420         7,445
  FleetBoston Financial Corp.                             201,296         7,347
  Target Corp.                                            174,000         7,143
  Automatic Data Processing, Inc.                         120,199         7,080
* AT&T Wireless Services Inc.                             488,531         7,020
  Lowe's Cos., Inc.                                       149,284         6,928
  Fifth Third Bancorp                                     111,396         6,832
  Gillette Co.                                            203,466         6,796
  Walgreen Co.                                            198,270         6,674
  McDonald's Corp.                                        249,700         6,610
* Liberty Media Corp.                                     464,680         6,506
  Motorola, Inc.                                          428,913         6,442
* Comcast Corp. Special Class A                           175,398         6,314
* Applied Materials, Inc.                                 157,313         6,308
  The Boeing Co.                                          161,962         6,281
  Electronic Data Systems Corp.                            91,300         6,259
  Colgate-Palmolive Co.                                   106,900         6,173
  Kimberly-Clark Corp.                                    102,497         6,129
  Baxter International, Inc.                              114,008         6,114
  Schlumberger Ltd.                                       110,992         6,099
  Alcoa Inc.                                              166,196         5,908
  Dow Chemical Co.                                        173,900         5,874
  Duke Energy Corp.                                       149,624         5,874
* Clear ChannelCommunications, Inc.                       115,367         5,873
  United Technologies Corp.                                90,636         5,858
  First Data Corp.                                         74,416         5,838
  MBNA Corp.                                              165,498         5,826
  The Bank of New York Co., Inc.                          142,162         5,800
* EMC Corp.                                               427,810         5,750
  Marsh & McLennan Cos., Inc.                              53,100         5,706
  Cardinal Health, Inc.                                    86,913         5,620
  Ford Motor Co.                                          352,342         5,539
  Washington Mutual, Inc.                                 169,111         5,530
  Honeywell International Inc.                            156,733         5,301
  General Motors Corp.                                    107,068         5,204
  Household International, Inc.                            89,384         5,179
  Emerson Electric Co.                                     82,401         4,705
  Allstate Corp.                                          139,452         4,700
* Sprint PCS                                              189,990         4,638
* Cox Communications, Inc.Class A                         110,269         4,621
* Kohl's Corp.                                             64,500         4,543
  Qwest CommunicationsInternational Inc.                  320,393         4,527
  Metropolitan Life Insurance Co.                         140,400         4,448
  Phillips Petroleum Co.                                   73,420         4,424
  El Paso Corp.                                            97,836         4,364
  UnitedHealth Group Inc.                                  61,058         4,321
  Lucent Technologies, Inc.                               655,187         4,121
  Charles Schwab Corp.                                    263,346         4,074
* Safeway, Inc.                                            97,310         4,063
  Illinois Tool Works, Inc.                                58,710         3,976
  Lockheed Martin Corp.                                    84,947         3,964
* Costco Wholesale Corp.                                   87,330         3,876
  Waste Management, Inc.                                  120,849         3,856
  HCA Inc.                                                 99,659         3,841
  Computer Associates International, Inc.                 111,020         3,829
  International Paper Co.                                  93,112         3,757
* Cendant Corp.                                           190,125         3,728
  ALLTEL Corp.                                             60,276         3,721
* Tenet Healthcare Corp.                                   62,682         3,681
  General Mills, Inc.                                      70,034         3,642
* Micron Technology, Inc.                                 115,328         3,575
* eBay Inc.                                                53,000         3,546
  SunTrust Banks, Inc.                                     56,277         3,529
  The Goldman Sachs Group, Inc.                            37,900         3,515
  United Parcel Service, Inc.                              63,788         3,476
  Caterpillar, Inc.                                        66,134         3,456
  Mellon Financial Corp.                                   91,748         3,452
  Gannett Co., Inc.                                        51,073         3,434
* Veritas Software Corp.                                   76,578         3,433
  Sprint Corp.                                            170,680         3,427
  National City Corp.                                     116,848         3,417
  Conoco Inc.                                             120,346         3,406
  Sysco Corp.                                             129,578         3,398
  Southern Co.                                            134,000         3,397
  Sara Lee Corp.                                          151,409         3,366
* Maxim Integrated Products, Inc.                          63,196         3,318
  State Street Corp.                                       62,702         3,276
* The Kroger Co.                                          155,736         3,250
  Omnicom Group Inc.                                       35,752         3,194
  Compaq Computer Corp.                                   327,090         3,192
* Concord EFS, Inc.                                        97,256         3,188
  Carnival Corp.                                          113,200         3,179
  Harley-Davidson, Inc.                                    58,300         3,166
  BB&T Corp.                                               87,093         3,145
  PNC Financial Services Group                             55,540         3,121
* Analog Devices, Inc.                                     69,832         3,100
  General Dynamics Corp.                                   38,832         3,093
* Prudential Financial, Inc.                               93,000         3,087
  Lehman Brothers Holdings, Inc.                           45,920         3,067
* FedEx Corp.                                              59,028         3,062
  Dominion Resources, Inc.                                 50,485         3,034
* Best Buy Co., Inc.                                       40,700         3,031
  Sears, Roebuck & Co.                                     63,300         3,016
  The Hartford Financial Services Group Inc.               47,280         2,971
  Exelon Corp.                                             61,673         2,953
* Guidant Corp.                                            59,140         2,945
  NIKE, Inc. Class B                                       52,039         2,927
* Immunex Corp.                                           104,500         2,896
* Forest Laboratories, Inc.                                34,100         2,794
  H.J. Heinz Co.                                           67,200         2,763

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
  Anadarko Petroleum Corp.                                 48,131         2,736
  Southwest Airlines Co.                                  147,399         2,724
  Union Pacific Corp.                                      47,610         2,714
  American Electric Power Co., Inc.                        61,893         2,694
* General Motors Corp. Class H                            168,444         2,602
  Northern Trust Corp.                                     42,900         2,583
  CIGNA Corp.                                              27,877         2,583
  USA Education Inc.                                       30,250         2,542
* Agilent Technologies, Inc.                               88,987         2,537
  Williams Cos., Inc.                                      98,961         2,525
  Paychex, Inc.                                            71,965         2,508
* Xilinx, Inc.                                             64,200         2,507
* Siebel Systems, Inc.                                     89,084         2,493
  AFLAC, Inc.                                             101,048         2,482
  Albertson's, Inc.                                        78,190         2,462
  John Hancock Financial Services, Inc.                    59,500         2,457
  ConAgra Foods, Inc.                                     103,364         2,457
  Raytheon Co.                                             75,345         2,446
* Genzyme Corp.                                            40,860         2,446
  TXU Corp.                                                51,110         2,410
  Equity Office Properties Trust REIT                      79,832         2,401
  Linear Technology Corp.                                  61,300         2,393
  Baker Hughes, Inc.                                       64,434         2,350
  Campbell Soup Co.                                        78,636         2,349
  Kellogg Co.                                              78,000         2,348
* PeopleSoft, Inc.                                         58,392         2,347
  The Chubb Corp.                                          33,752         2,329
  The Gap, Inc.                                           165,687         2,310
* Genentech, Inc.                                          42,567         2,309
  Wrigley, (Wm.) Jr. Co.                                   44,750         2,299
  The McGraw-Hill Cos., Inc.                               37,696         2,299
  Weyerhaeuser Co.                                         41,595         2,249
  Capital One Financial Corp.                              41,399         2,233
  CVS Corp.                                                75,382         2,231
* JDS Uniphase Corp.                                      254,400         2,208
  Stryker Corp.                                            37,800         2,206
* Gemstar-TV Guide International, Inc.                     79,586         2,205
  Masco Corp.                                              88,400         2,166
  Burlington Northern Santa Fe Corp.                       75,523         2,155
  TJX Cos., Inc.                                           53,900         2,148
  Tribune Co.                                              57,203         2,141
  Interpublic Group of Cos., Inc.                          72,378         2,138
  Northrop Grumman Corp.                                   21,143         2,131
  May Department Stores Co.                                57,582         2,129
  Avon Products, Inc.                                      45,718         2,126
 Progressive Corp. of Ohio                                 14,100         2,105
  Loews Corp.                                              37,800         2,093
  Transocean Sedco Forex Inc.                              61,191         2,069
* Broadcom Corp.                                           50,500         2,064
  Air Products & Chemicals, Inc.                           43,772         2,053
  McKesson Corp.                                           54,849         2,051
* IDEC Pharmaceuticals Corp.                               29,400         2,027
  Firstenergy Corp.                                        57,610         2,015
* Sanmina-SCI Corp.                                       100,068         1,991
* King Pharmaceuticals, Inc.                               47,129         1,986
  KeyCorp                                                  81,570         1,985
  Deere & Co.                                              45,041         1,966
  Comerica, Inc.                                           34,259         1,963
* Yahoo!, Inc.                                            109,432         1,941
  Marriott International, Inc.Class A                      47,728         1,940
  FPL Group, Inc.                                          33,700         1,901
* MedImmune Inc.                                           40,971         1,899
  Occidental Petroleum Corp.                               71,538         1,898
  Allergan, Inc.                                           25,200         1,891
  Progress Energy, Inc.                                    41,927         1,888
* Bed Bath & Beyond, Inc.                                  55,492         1,881
* Boston Scientific Corp.                                  77,848         1,878
* NVIDIA Corp.                                             27,900         1,867
  Kraft Foods Inc.                                         54,175         1,844
  Aon Corp.                                                51,891         1,843
  Xcel Energy, Inc.                                        66,213         1,837
  Archer-Daniels-Midland Co.                              127,557         1,830
  St. Paul Cos., Inc.                                      41,136         1,809
  Golden West Financial Corp.                              30,661         1,804
  The Clorox Co.                                           45,292         1,791
  Franklin Resources Corp.                                 50,766         1,791
  USX-Marathon Group                                       59,547         1,786
  Pitney Bowes, Inc.                                       47,469         1,785
  Hershey Foods Corp.                                      26,216         1,775
* KLA-Tencor Corp.                                         35,700         1,769
  Lincoln National Corp.                                   36,300         1,763
* Solectron Corp.                                         155,206         1,751
* Intuit, Inc.                                             40,750         1,743
  Dynegy, Inc.                                             67,664         1,725
* The Principal Financial Group                            71,100         1,706
  Praxair, Inc.                                            30,789         1,701
  Unocal Corp.                                             46,900         1,692
* NEXTEL Communications, Inc.                             153,892         1,687
* AES Corp.                                               103,011         1,684
  Public Service Enterprise Group, Inc.                    39,860         1,682
  PPG Industries, Inc.                                     32,400         1,676
* Univision Communications Inc.                            41,050         1,661
  Entergy Corp.                                            42,287         1,654
  Danaher Corp.                                            27,400         1,652
* Staples, Inc.                                            88,305         1,651
* USA Networks, Inc.                                       60,404         1,650
  Consolidated Edison Inc.                                 40,778         1,646
* VeriSign, Inc.                                           43,259         1,646
  Becton, Dickinson & Co.                                  49,632         1,645
* Biogen, Inc.                                             28,600         1,640
  Eastman Kodak Co.                                        55,714         1,640
  SouthTrust Corp.                                         65,744         1,622

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
  Coca-Cola Enterprises, Inc.                              85,200         1,614
* Computer Sciences Corp.                                  32,934         1,613
  Corning, Inc.                                           180,760         1,612
* Chiron Corp.                                             36,704         1,609
  Applera Corp.-Applied Biosystems Group                   40,800         1,602
  Biomet, Inc.                                             51,650         1,596
* Electronic Arts Inc.                                     26,400         1,583
* Altera Corp.                                             74,500         1,581
  H & R Block, Inc.                                        35,248         1,576
* SunGard Data Systems, Inc.                               53,900         1,559
  Cintas Corp.                                             32,450         1,558
* AutoZone Inc.                                            21,600         1,551
* Federated Department Stores, Inc.                        37,754         1,544
  MBIA, Inc.                                               28,524         1,530
* Fiserv, Inc.                                             35,925         1,520
  Burlington Resources, Inc.                               40,450         1,518
* Fox Entertainment Group, Inc.Class A                     57,200         1,518
  Reliant Energy, Inc.                                     57,171         1,516
  Equity Residential Properties Trust REIT                 52,186         1,498
  Rohm & Haas Co.                                          42,548         1,473
* Apple Computer, Inc.                                     67,132         1,470
* Lexmark International, Inc.                              24,900         1,469
  Delphi Automotive Systems Corp.                         107,447         1,468
  Dover Corp.                                              39,216         1,454
* Brocade Communications Systems, Inc.                     43,800         1,451
  Xerox Corp.                                             138,784         1,446
  CSX Corp.                                                40,996         1,437
* PG&E Corp.                                               74,240         1,428
  Adobe Systems, Inc.                                      46,000         1,428
  Mattel, Inc.                                             82,690         1,422
* Wellpoint Health Networks Inc.Class A                    12,168         1,422
  Newell Rubbermaid, Inc.                                  51,042         1,407
  Intimate Brands, Inc.                                    94,230         1,400
  Synovus Financial Corp.                                  55,770         1,397
* Network Appliance, Inc.                                  63,800         1,395
* Tricon Global Restaurants, Inc.                          28,302         1,392
* Starbucks Corp.                                          72,800         1,387
  Norfolk Southern Corp.                                   74,400         1,364
  Ingersoll-Rand Co.                                       32,600         1,363
  M & T Bank Corp.                                         18,637         1,358
  J.C. Penney Co., Inc.                                    50,461         1,357
  AmSouth Bancorp                                          71,477         1,351
  Johnson Controls, Inc.                                   16,723         1,350
  Jefferson-Pilot Corp.                                    29,087         1,346
  New York Times Co. Class A                               31,050         1,343
  DTE Energy Co.                                           31,896         1,338
  Apache Corp.                                             26,620         1,328
* Quest Diagnostics, Inc.                                  18,424         1,321
  Marshall & Ilsley Corp.                                  20,845         1,319
* EchoStar Communications Corp.                            47,650         1,309
  Regions Financial Corp.                                  43,617         1,306
* St. Jude Medical, Inc.                                   16,742         1,300
  The Pepsi Bottling Group, Inc.                           55,200         1,297
  MGIC Investment Corp.                                    20,571         1,270
  GlobalSantaFe Corporation                                44,410         1,267
* CNA Financial Corp.                                      43,000         1,254
  AmerisourceBergen Corp.                                  19,732         1,254
  UnumProvident Corp.                                      46,724         1,239
* Convergys Corp.                                          32,900         1,233
* Affiliated Computer Services, Inc.Class A                11,610         1,232
  Genuine Parts Co.                                        33,345         1,224
  Kinder Morgan, Inc.                                      21,892         1,219
* Mirant Corp.                                             75,945         1,217
  The Limited, Inc.                                        82,576         1,216
* Cablevision Systems-NY Group Class A                     25,600         1,215
  Georgia Pacific Group                                    43,927         1,213
* Gilead Sciences, Inc.                                    18,358         1,206
  Moody's Corp.                                            30,100         1,200
  Avery Dennison Corp.                                     21,187         1,198
  Union Planters Corp.                                     26,350         1,189
* BEA Systems, Inc.                                        76,900         1,184
* International Game Technology                            17,338         1,184
  Starwood Hotels & Resorts Worldwide, Inc.                39,506         1,179
  Cincinnati Financial Corp.                               30,847         1,177
  AMBAC Financial Group Inc.                               20,300         1,175
* Tellabs, Inc.                                            78,436         1,173
* Juniper Networks, Inc.                                   61,900         1,173
  Fortune Brands, Inc.                                     29,600         1,172
  Molex, Inc.                                              37,833         1,171
  Charter One Financial                                    43,000         1,167
* DST Systems, Inc.                                        23,400         1,166
* Sabre Holdings Corp.                                     27,227         1,153
  Stilwell Financial, Inc.                                 42,300         1,151
  UnionBanCal Corp.                                        30,190         1,147
* Zimmer Holdings, Inc.                                    37,530         1,146
  Ameren Corp.                                             26,634         1,127
* HEALTHSOUTH Corp.                                        75,358         1,117
  Textron, Inc.                                            26,919         1,116
  UST, Inc.                                                31,529         1,104
  IMS Health, Inc.                                         56,400         1,100
  R.J. Reynolds Tobacco Holdings, Inc.                     19,533         1,100
  Willamette Industries, Inc.                              21,057         1,097
* LSI Logic Corp.                                          69,515         1,097
* Laboratory Corp. of America Holdings                     13,524         1,093
* Novellus Systems, Inc.                                   27,500         1,085
* Office Depot, Inc.                                       58,487         1,084

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
  RadioShack Corp.                                         35,800         1,078
  Amerada Hess Corp.                                       17,157         1,072
* Teradyne, Inc.                                           35,542         1,071
  Halliburton Co.                                          81,694         1,070
* SPX Corp.                                                 7,731         1,058
  Bear Stearns Co., Inc.                                   17,982         1,054
* Cadence Design Systems, Inc.                             48,032         1,053
  Kerr-McGee Corp.                                         19,208         1,053
* Advanced Micro Devices, Inc.                             66,100         1,048
* Millennium Pharmaceuticals, Inc.                         42,352         1,038
  Circuit City Stores, Inc.                                39,988         1,038
* National Semiconductor Corp.                             33,700         1,038
* Metro-Goldwyn-Mayer Inc.                                 47,369         1,037
  Knight Ridder                                            15,893         1,032
  Parker Hannifin Corp.                                    22,404         1,029
* BJ Services Co.                                          31,300         1,016
  Cinergy Corp.                                            30,362         1,015
  Telephone & Data Systems, Inc.                           11,300         1,014
* Apollo Group, Inc. Class A                               22,525         1,014
  E.W. Scripps Co. Class A                                 15,100           997
  National Commerce Financial Corp.                        39,285           994
  North Fork Bancorp, Inc.                                 31,041           993
* Calpine Corp.                                            59,000           991
  Eaton Corp.                                              13,300           990
  Family Dollar Stores, Inc.                               33,000           989
* Microchip Technology, Inc.                               25,375           983
* Anthem, Inc.                                             19,850           983
* Adelphia Communications Corp.Class A                     31,439           980
  Ecolab, Inc.                                             24,244           976
  Plum Creek Timber Company Inc.                           34,259           971
  Simon Property Group, Inc. REIT                          33,084           970
  Sempra Energy                                            39,400           967
  PPL Corp.                                                27,752           967
  Countrywide Credit Industries, Inc.                      23,590           966
  Devon Energy Corp.                                       24,976           965
* Nabors Industries, Inc.                                  28,000           961
* Waters Corp.                                             24,800           961
  PACCAR, Inc.                                             14,641           961
* Symantec Corp.                                           14,450           958
  Dollar General Corp.                                     64,118           955
  Washington Post Co. Class B                               1,800           954
  SEI Corp.                                                21,100           952
  Torchmark Corp.                                          24,200           952
* Andrx Corp. - Andrx Group                                13,500           951
  Whirlpool Corp.                                          12,878           944
* Edison International                                     62,000           936
  Zions Bancorp                                            17,800           936
* American Standard Cos., Inc.                             13,700           935
  Vulcan Materials Co.                                     19,400           930
* Charter Communications, Inc.                             56,465           928
* TMP Worldwide, Inc.                                      21,450           920
  KeySpan Corp.                                            26,554           920
  Transatlantic Holdings, Inc.                             10,100           919
* CDW Computer Centers, Inc.                               17,100           918
  NiSource, Inc.                                           39,727           916
  Dow Jones & Co., Inc.                                    16,566           907
  Mylan Laboratories, Inc.                                 24,150           906
* Robert Half International, Inc.                          33,800           902
  Aetna Inc.                                               27,249           899
  First Tennessee National Corp.                           24,700           896
* CIENA Corp.                                              62,450           894
  TRW, Inc.                                                24,014           889
* MGM Mirage, Inc.                                         30,802           889
  CenturyTel, Inc.                                         27,062           888
  Tiffany & Co.                                            28,200           887
* Noble Drilling Corp.                                     25,800           878
  W.W. Grainger, Inc.                                      18,289           878
  Leggett & Platt, Inc.                                    37,900           872
  EOG Resources, Inc.                                      22,100           864
  Allegheny Energy, Inc.                                   23,800           862
  Archstone-Smith Trust                                    32,772           862
* Health Management Associates Class A                     46,770           861
  ITT Industries, Inc.                                     16,893           853
* Jabil Circuit, Inc.                                      37,500           852
* Sepracor Inc.                                            14,800           844
  Constellation Energy Group                               31,800           844
* Compuware Corp.                                          71,000           837
  VF Corp.                                                 21,400           835
  Sherwin-Williams Co.                                     30,268           832
* Harrah's Entertainment, Inc.                             22,350           827
* Thermo Electron Corp.                                    34,648           827
  Brown-Forman Corp. Class B                               13,200           826
  Dime Bancorp, Inc.                                       22,828           824
  Huntington Bancshares Inc.                               47,900           823
  T. Rowe Price Group Inc.                                 23,700           823
* Human Genome Sciences, Inc.                              24,400           823
  PerkinElmer, Inc.                                        23,463           822
* Citrix Systems, Inc.                                     35,900           813
* AutoNation, Inc.                                         65,930           813
* Weatherford International, Inc.                          21,693           808
* Comverse Technology, Inc.                                35,971           805
  Darden Restaurants Inc.                                  22,700           804
  American Water Works Co., Inc.                           19,200           802
* Jones Apparel Group, Inc.                                24,157           801
  AVX Corp.                                                33,600           793
  ServiceMaster Co.                                        57,250           790
* Toys R Us, Inc.                                          37,936           787
* Agere Systems Inc.                                      138,235           787
  Total System Services, Inc.                              36,900           782
* QLogic Corp.                                             17,549           781
  Nucor Corp.                                              14,741           781
  Vornado Realty Trust REIT                                18,700           778
  Tyson Foods, Inc.                                        67,305           777
* IVAX Corp.                                               38,537           776

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
  Hilton Hotels Corp.                                      70,952           775
  Radian Group, Inc.                                       17,920           770
  Estee Lauder Cos. Class A                                24,000           769
* Amazon.com, Inc.                                         71,100           769
  Diamond Offshore Drilling, Inc.                          25,300           769
* BMC Software, Inc.                                       46,930           768
* Unisys Corp.                                             60,800           762
* Rational Software Corp.                                  39,026           761
  SAFECO Corp.                                             24,406           760
  The Stanley Works                                        16,244           756
  Popular, Inc.                                            26,000           756
* Smurfit-Stone Container Corp.                            46,919           749
  Ultramar Diamond Shamrock Corp.                          15,037           744
  Public Storage, Inc. REIT                                22,244           743
* U.S. Cellular Corp.                                      16,400           742
  Murphy Oil Corp.                                          8,800           740
  Scientific-Atlanta, Inc.                                 30,888           739
  The Goodyear Tire & Rubber Co.                           30,887           735
* Cephalon, Inc.                                            9,700           733
* BISYS Group, Inc.                                        11,400           729
  ProLogis Trust REIT                                      33,652           724
* E*Trade Group Inc.                                       70,270           720
  TCF Financial Corp.                                      14,956           718
  Hormel Foods Corp.                                       26,700           717
* Caremark Rx, Inc.                                        43,924           716
  Newmont Mining Corp.                                     37,460           716
  Federated Investors, Inc.                                22,200           708
* Conexant Systems, Inc.                                   49,214           707
  Banknorth Group, Inc.                                    31,377           707
* Express Scripts Inc.                                     15,100           706
* ADC Telecommunications, Inc.                            152,702           702
  Compass Bancshares Inc.                                  24,600           696
  Delta Air Lines, Inc.                                    23,758           695
  Symbol Technologies, Inc.                                43,609           693
  Engelhard Corp.                                          24,900           689
* Synopsys, Inc.                                           11,645           688
* NCR Corp.                                                18,581           685
* Network Associates, Inc.                                 26,483           685
  Green Point Financial Corp.                              19,100           683
  Pinnacle West Capital Corp.                              16,300           682
  Rockwell Collins                                         34,883           680
  Equifax, Inc.                                            27,940           675
  TECO Energy, Inc.                                        25,700           674
  Golden State Bancorp Inc.                                25,700           672
* Weight Watchers International, Inc.                      19,855           671
  A.G. Edwards & Sons, Inc.                                15,187           671
* Barr Laboratories, Inc.                                   8,442           670
  Centex Corp.                                             11,700           668
* L-3 Communications Holdings, Inc.                         7,400           666
* Avaya Inc.                                               54,790           666
  R.R. Donnelley & Sons Co.                                22,310           662
* Lamar Advertising Co. Class A                            15,600           661
  Apartment Investment & Management Co. Class A REIT       14,360           657
* Dollar Tree Stores, Inc.                                 21,200           655
* Applied Micro Circuits Corp.                             57,812           654
  ENSCO International, Inc.                                26,324           654
  Boston Properties, Inc. REIT                             17,200           654
* Republic Services, Inc. Class A                          32,700           653
  Hillenbrand Industries, Inc.                             11,800           652
* Atmel Corp.                                              88,200           650
* ImClone Systems, Inc.                                    13,985           650
* ICOS Corp.                                               11,300           649
* AMR Corp.                                                29,112           645
* i2 Technologies, Inc.                                    81,540           644
  Legg Mason Inc.                                          12,700           635
* Vishay Intertechnology, Inc.                             32,510           634
  Avalonbay Communities, Inc.REIT                          13,381           633
  Old Republic International Corp.                         22,525           631
  Wendy's International, Inc.                              21,600           630
* Watson Pharmaceuticals, Inc.                             20,055           630
  Ocean Energy, Inc.                                       32,642           627
  Rockwell International Corp.                             34,883           623
* Invitrogen Corp.                                         10,045           622
  Cooper Industries, Inc.                                  17,804           622
* Emulex Corp.                                             15,700           620
* PanAmSat Corp.                                           28,343           620
  C.R. Bard, Inc.                                           9,600           619
  Neuberger Berman Inc.                                    14,100           619
  Kimco Realty Corp. REIT                                  18,900           618
* ChoicePoint Inc.                                         12,185           618
  Ashland, Inc.                                            13,380           617
* Westwood One, Inc.                                       20,400           613
  Duke Realty Corp. REIT                                   25,150           612
* BJ's Wholesale Club, Inc.                                13,800           609
  Sunoco, Inc.                                             16,106           601
  CMS Energy Corp.                                         25,000           601
  Avnet, Inc.                                              23,576           600
* RF Micro Devices, Inc.                                   31,100           598
* Peregrine Systems, Inc.                                  40,117           595
  Royal Caribbean Cruises, Ltd.                            36,300           588
* Lincare Holdings, Inc.                                   20,400           584
  DPL Inc.                                                 24,226           583
* Polycom, Inc.                                            17,077           582
  Black & Decker Corp.                                     15,375           580
  Eastman Chemical Co.                                     14,850           579
* Cytyc Corp.                                              22,200           579
  Sovereign Bancorp, Inc.                                  47,309           579
  Mercantile Bankshares Corp.                              13,450           579
  The Mead Corp.                                           18,700           578
* Citizens Communications Co.                              54,181           578
  The PMI Group Inc.                                        8,600           576
* Brinker International, Inc.                              19,300           574
* Dean Foods Company                                        8,374           571
* Arrow Electronics, Inc.                                  19,074           570

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
* Oxford Health Plan                                       18,900           570
  Sigma-Aldrich Corp.                                      14,403           568
* TIBCO Software Inc.                                      38,000           567
  Pall Corp.                                               23,566           567
  Fluor Corp.                                              15,100           565
  Expeditors International of Washington, Inc.              9,900           564
  Lennar Corp.                                             12,022           563
  SCANA Corp.                                              20,085           559
  Arthur J. Gallagher & Co.                                16,200           559
* Intersil Corp.                                           17,300           558
  Deluxe Corp.                                             13,400           557
  White Mountains Insurance Group Inc.                      1,600           557
  Westvaco Corp.                                           19,550           556
* Sealed Air Corp.                                         13,619           556
  SuperValu Inc.                                           25,091           555
  UtiliCorp United, Inc.                                   21,950           552
* Abgenix, Inc.                                            16,400           552
  International Flavors & Fragrances, Inc.                 18,539           551
* LAM Research Corp.                                       23,680           550
  McCormick & Co., Inc.                                    13,100           550
  Hudson City Bancorp, Inc.                                20,800           548
  Pulte Homes, Inc.                                        12,259           548
* Mohawk Industries, Inc.                                   9,950           546
  Diebold, Inc.                                            13,500           546
* Protein Design Labs, Inc.                                16,600           544
* Fairchild Semiconductor Corp.                            19,300           544
* Integrated Device Technology Inc.                        20,400           542
  Millipore Corp.                                           8,900           540
* Niagara Mohawk Holdings Inc.                             30,400           539
  Temple-Inland Inc.                                        9,500           539
  Hasbro, Inc.                                             33,150           538
* American Power Conversion Corp.                          37,200           538
* Mercury Interactive Corp.                                15,800           537
* Dun & Bradstreet Corp.                                   15,150           535
* Hispanic Broadcasting Corp.                              20,900           533
* Allied Waste Industries, Inc.                            37,875           533
* Pactiv Corp.                                             29,900           531
  Hibernia Corp. Class A                                   29,800           530
  Goodrich Corp.                                           19,840           528
* Smith International, Inc.                                 9,800           525
* Orion Power Holdings, Inc.                               20,115           525
* Patterson Dental Co.                                     12,800           524
* McDATA Corp. Class A                                     21,341           523
* AdvancePCS                                               17,800           522
* Ceridian Corp.                                           27,800           521
  Nordstrom, Inc.                                          25,764           521
* Park Place Entertainment                                 56,485           518
  Beckman Coulter, Inc.                                    11,664           517
* Health Net Inc.                                          23,640           515
* Kmart Corp.                                              94,200           514
  Unitrin, Inc.                                            13,000           514
* Apogent Technologies Inc.                                19,908           514
  ICN Pharmaceuticals, Inc.                                15,293           512
  Mitchell Energy & Development Corp. Class A               9,600           512
* AmeriCredit Corp.                                        16,100           508
  Alliant Energy Corp.                                     16,652           506
  Liz Claiborne, Inc.                                      10,100           502
* Abercrombie & Fitch Co.                                  18,898           501
  Wisconsin Energy Corp.                                   22,200           501
* Universal Health Services Class B                        11,700           501
* Amkor Technology, Inc.                                   31,100           499
* Outback Steakhouse                                       14,550           498
  Commerce Bancorp, Inc.                                   12,664           498
* Rite Aid Corp.                                           98,190           497
  Bemis Co., Inc.                                          10,100           497
  Bowater Inc.                                             10,400           496
* WebMD Corp.                                              69,900           493
* KPMG Consulting Inc.                                     29,700           492
* Gateway, Inc.                                            61,056           491
  Allied Capital Corp.                                     18,880           491
  Waddell & Reed Financial, Inc.                           15,212           490
  Phelps Dodge Corp.                                       15,110           490
  DENTSPLY International Inc.                               9,700           487
  Astoria Financial Corp.                                  18,400           487
  John Nuveen Co. Class A                                   9,100           487
  Manpower Inc.                                            14,400           485
  Commerce Bancshares, Inc.                                12,438           485
  Valley National Bancorp                                  14,703           484
  Ross Stores, Inc.                                        15,100           484
* Crown Castle International Corp.                         45,350           484
* Cypress Semiconductor Corp.                              24,300           484
  D. R. Horton, Inc.                                       14,892           483
  Lafarge North America Inc.                               12,800           481
  Potomac Electric Power Co.                               21,300           481
* Community Health Systems, Inc.                           18,800           479
* Trigon Healthcare, Inc.                                   6,900           479
  Fastenal Co.                                              7,200           478
  Erie Indemnity Co. Class A                               12,400           477
  Northeast Utilities                                      27,000           476
  Sonoco Products Co.                                      17,870           475
* Smithfield Foods, Inc.                                   21,500           474
* Semtech Corp.                                            13,200           471
  The St. Joe Co.                                          16,900           469
* Williams-Sonoma, Inc.                                    10,884           467
* Certegy, Inc.                                            13,620           466
  Eaton Vance Corp.                                        13,100           466
  C.H. Robinson Worldwide, Inc.                            16,100           466
* Iron Mountain, Inc.                                      10,600           464
* Manor Care, Inc.                                         19,500           462
* First Health Group Corp.                                 18,600           460

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
* Security Capital Group Inc. REIT Class B                 18,100           459
* Tektronix, Inc.                                          17,800           459
* Lear Corp.                                               12,000           458
* Celgene Corp.                                            14,300           456
* Krispy Kreme Doughnuts, Inc.                             10,300           455
  Maytag Corp.                                             14,671           455
* Micrel, Inc.                                             17,300           454
  New York Community Bancorp, Inc.                         19,719           451
  Navistar International Corp.                             11,400           450
* Enzon, Inc.                                               8,000           450
* Tech Data Corp.                                          10,400           450
  Cabot Corp.                                              12,600           450
  Mercury General Corp.                                    10,300           450
  Allmerica Financial Corp.                                10,089           449
* Varian Medical Systems, Inc.                              6,300           449
* Whole Foods Market, Inc.                                 10,300           449
  NSTAR                                                     9,995           448
  Associated Banc-Corp                                     12,656           447
  Valero Energy Corp.                                      11,700           446
  Host Marriott Corp. REIT                                 49,500           446
  Reader's Digest Assn., Inc.Class A                       19,300           445
* TeleCorp PCS, Inc.                                       35,718           445
  Clayton Homes Inc.                                       26,027           445
* Vitesse Semiconductor Corp.                              35,800           445
  Omnicare, Inc.                                           17,800           443
  FirstMerit Corp.                                         16,295           441
* Entercom Communications Corp.                             8,800           440
  First Virginia Banks, Inc.                                8,650           439
  Talbots Inc.                                             12,100           439
  Wesco Financial Corp.                                     1,390           438
  City National Corp.                                       9,300           436
* Palm, Inc.                                              110,415           428
* 3Com Corp.                                               67,125           428
  Martin Marietta Materials, Inc.                           9,111           425
* Lattice Semiconductor Corp.                              20,500           422
  AMB Property Corp. REIT                                  16,200           421
  American National Insurance Co.                           5,000           420
* Cooper Cameron Corp.                                     10,400           420
  Equitable Resources, Inc.                                12,300           419
* Affymetrix, Inc.                                         11,100           419
* International Rectifier Corp.                            12,000           419
* CSG Systems International, Inc.                          10,300           417
  Energy East Corp.                                        21,900           416
* Michaels Stores, Inc.                                    12,600           415
* Foot Locker, Inc.                                        26,500           415
  iStar Financial Inc.                                     16,585           414
* Storage Technology Corp.                                 19,992           413
* Cree, Inc.                                               14,008           413
* Valassis Communications, Inc.                            11,500           410
  Liberty Property Trust REIT                              13,700           409
  Fidelity National Financial, Inc.                        16,387           406
* Expedia Inc.                                             10,000           406
  Conectiv, Inc.                                           16,578           406
 Investors Financial Services Corp.                         6,128           406
  XTO Energy, Inc.                                         23,180           406
  Viad Corp.                                               17,100           405
  Pacific Century Financial Corp.                          15,600           404
* Copart, Inc.                                             11,100           404
  Tidewater Inc.                                           11,900           403
  PepsiAmericas, Inc.                                      29,200           403
  Belo Corp. Class A                                       21,448           402
  International Speedway Corp.                             10,200           399
* Parametric Technology Corp.                              51,042           399
  The McClatchy Co. Class A                                 8,475           398
  Bausch & Lomb, Inc.                                      10,500           395
* DaVita, Inc.                                             16,135           395
* Hearst-Argyle Television Inc.                            18,268           394
* Western Wireless Corp. Class A                           13,900           393
  General Growth Properties Inc. REIT                      10,100           392
* Triad Hospitals, Inc.                                    13,340           392
  Allete, Inc.                                             15,500           391
  Harris Corp.                                             12,800           391
  Winn-Dixie Stores, Inc.                                  27,343           390
* BroadWing Inc.                                           41,009           390
* Ariba, Inc.                                              63,200           389
* Amphenol Corp.                                            8,100           389
  KB Home                                                   9,700           389
  Protective Life Corp.                                    13,400           388
* Barnes & Noble, Inc.                                     13,048           386
  Wilmington Trust Corp.                                    6,100           386
* Overture Services, Inc.                                  10,900           386
  Noble Affiliates, Inc.                                   10,900           385
  Autodesk, Inc.                                           10,320           385
  Dana Corp.                                               27,703           385
  Crescent Real Estate, Inc. REIT                          21,200           384
* Perot Systems Corp.                                      18,800           384
* LaBranche & Co. Inc.                                     11,100           383
* Humana, Inc.                                             32,333           381
* Applera Corp.-Celera Genomics Group                      14,280           381
  Questar Corp.                                            15,200           381
  Adolph Coors Co. Class B                                  7,100           379
  Health Care Properties Investors REIT                    10,446           378
  Rouse Co. REIT                                           12,900           378
* Finisar Corp.                                            37,100           377
* Vertex Pharmaceuticals, Inc.                             15,302           376
* Pride International, Inc.                                24,900           376
* Cabot Microelectronics Corp.                              4,742           376
* Devry, Inc.                                              13,200           376
  Ball Corp.                                                5,300           375
  Boise Cascade Corp.                                      11,000           374
* Quest Software, Inc.                                     16,900           374

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
* Riverstone Networks, Inc.                                22,509           374
* Gentex Corp.                                             13,952           373
* Nextel Partners, Inc.                                    30,980           372
* National Instruments Corp.                                9,900           371
  Tootsie Roll Industries, Inc.                             9,488           371
  Visteon Corp.                                            24,652           371
  Bunge Limited                                            15,900           370
  CONSOL Energy, Inc.                                      14,900           370
  Brunswick Corp.                                          16,997           370
* 99 Cents Only Stores                                      9,686           369
* Alliant Techsystems, Inc.                                 4,775           369
  Snap-On Inc.                                             10,946           368
  Jack Henry & Associates                                  16,800           367
* Packaging Corp. of America                               20,200           367
* Level 3 Communications, Inc.                             73,300           367
  National Fuel Gas Co.                                    14,800           366
* Catalina Marketing Corp.                                 10,520           365
  Valspar Corp.                                             9,200           364
* J.D. Edwards & Co.                                       22,100           364
* Medicis Pharmaceutical Corp.                              5,613           363
* FMC Corp.                                                 6,073           361
* O'Reilly Automotive, Inc.                                 9,900           361
* The Phoenix Companies, Inc.                              19,500           361
* Investment Technology Group, Inc.                         9,225           360
* Quintiles Transnational Corp.                            22,391           359
  MDU Resources Group, Inc.                                12,750           359
  Puget Energy, Inc.                                       16,380           359
* Pioneer Natural Resources Co.                            18,600           358
  CarrAmerica Realty Corp. REIT                            11,900           358
  Alberto-Culver Co. Class B                                8,000           358
  NICOR, Inc.                                               8,540           356
* NetIQ Corp.                                              10,060           355
  Teleflex Inc.                                             7,474           354
  Herman Miller, Inc.                                      14,900           353
* Constellation Brands, Inc. Class A                        8,184           351
* Energizer Holdings, Inc.                                 18,392           350
* Andrew Corp.                                             15,930           349
  Hospitality Properties Trust REIT                        11,800           348
  Meredith Corp.                                            9,764           348
  Pentair, Inc.                                             9,500           347
* American Eagle Outfitters, Inc.                          13,250           347
  Fulton Financial Corp.                                   15,832           346
* Swift Transportation Co., Inc.                           16,050           345
* Patterson-UTI Energy, Inc.                               14,800           345
* Rowan Cos., Inc.                                         17,800           345
  Reynolds & Reynolds Class A                              14,200           344
  OGE Energy Corp.                                         14,900           344
* Scholastic Corp.                                          6,800           342
* Novell, Inc.                                             74,534           342
* Macrovision Corp.                                         9,700           342
* Markel Corp.                                              1,900           341
* Lands' End, Inc.                                          6,800           341
  Harte-Hanks, Inc.                                        12,100           341
* Catellus Development Corp.                               18,500           340
* Cerner Corp.                                              6,800           340
  Brown & Brown, Inc.                                      12,400           339
* American Tower Corp. Class A                             35,680           338
* Earthlink, Inc.                                          27,687           337
  Forest City Enterprise Class A                            8,700           337
* Jacobs Engineering Group Inc.                             5,100           337
* Sybase, Inc.                                             21,346           336
  Hubbell Inc. Class B                                     11,450           336
* Edwards Lifesciences Corp.                               12,121           335
  Lubrizol Corp.                                            9,500           333
  W.R. Berkley Corp.                                        6,200           333
* Sicor, Inc.                                              21,200           332
* Pixar, Inc.                                               9,200           331
  Donaldson Co., Inc.                                       8,500           330
  Mack-Cali Realty Corp. REIT                              10,600           329
* Triton PCS, Inc.                                         11,200           329
* Freeport-McMoRan Copper & Gold Inc. Class B              24,454           327
* NVR, Inc.                                                 1,600           326
  Pier 1 Imports Inc.                                      18,760           325
  Lyondell Chemical Co.                                    22,700           325
* GlobespanVirata, Inc.                                    25,110           325
  Trustmark Corp.                                          13,400           325
  Citizens Banking Corp.                                    9,872           325
* The Titan Corp.                                          13,000           324
* Enterasys Networks, Inc.                                 36,610           324
* ResMed Inc.                                               6,000           324
* Silicon Laboratories Inc.                                 9,500           320
* Openwave Systems Inc.                                    32,678           320
  Raymond James Financial, Inc.                             9,000           320
* Maxtor Corp.                                             50,403           320
* Alkermes, Inc.                                           12,100           319
  Greater Bay Bancorp                                      11,158           319
  CNF Inc.                                                  9,500           319
  The MONY Group Inc.                                       9,200           318
  Arden Realty Group, Inc. REIT                            12,000           318
  Colonial BancGroup, Inc.                                 22,544           318
  Roslyn Bancorp, Inc.                                     18,150           318
* National-Oilwell, Inc.                                   15,400           317
  Ethan Allen Interiors, Inc.                               7,610           317
  New Plan Excel Realty Trust REIT                         16,560           315
  HCC Insurance Holdings, Inc.                             11,400           314
* Coach, Inc.                                               8,051           314
  Helmerich & Payne, Inc.                                   9,400           314
  IKON Office Solutions, Inc.                              26,700           312
* Mediacom Communications Corp.                            17,080           312
  American Financial Group, Inc.                           12,700           312
* Toll Brothers, Inc.                                       7,100           312
* The Cheesecake Factory                                    8,950           311
  Sky Financial Group, Inc.                                15,296           311

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
  Capitol Federal Financial                                14,920           311
* Hanover Compressor Co.                                   12,300           311
* Furniture Brands International Inc.                       9,700           311
  Metris Cos., Inc.                                        12,077           311
* Pharmaceutical Product Development, Inc.                  9,600           310
* United Rentals, Inc.                                     13,650           310
* Advent Software, Inc.                                     6,200           310
* National Processing, Inc.                                 9,500           309
* Ticketmaster Class B                                     18,810           308
  AGCO Corp.                                               19,500           308
  21st Century Insurance Group                             15,800           307
  HON Industries, Inc.                                     11,100           307
  Lee Enterprises, Inc.                                     8,400           306
  Dial Corp.                                               17,800           305
* Exult Inc.                                               19,000           305
  Reinsurance Group of America, Inc.                        9,150           305
  Interactive Data Corp.                                   21,514           304
* Borders Group, Inc.                                      15,300           304
  CBRL Group, Inc.                                         10,300           303
* Affiliated Managers Group, Inc.                           4,300           303
  Vectren Corp.                                            12,599           302
* Numerical Technologies, Inc.                              8,582           302
* West Corp.                                               12,100           302
* KEMET Corp.                                              17,000           302
* Mandalay Resort Group                                    14,100           302
  USX-U.S. Steel Group                                     16,600           301
  Leucadia National Corp.                                  10,400           300
* BOK Financial Corp.                                       9,522           300
* Priority Healthcare Corp. Class B                         8,518           300
  Regency Centers Corp. REIT                               10,800           300
* TriQuint Semiconductor, Inc.                             24,445           300
  GATX Corp.                                                9,200           299
* Newfield Exploration Co.                                  8,400           298
  Student Loan Corp.                                        3,700           298
  OM Group, Inc.                                            4,500           298
* Henry Schein, Inc.                                        8,035           298
* OSI Pharmaceuticals, Inc.                                 6,500           297
* Acxiom Corp.                                             17,000           297
  Cummins Inc.                                              7,692           296
  Cullen/Frost Bankers, Inc.                                9,600           296
* Orthodontic Centers of America, Inc.                      9,700           296
* Adaptec, Inc.                                            20,400           296
* Renal Care Group, Inc.                                    9,200           295
* Fisher Scientific International Inc.                     10,100           295
* Career Education Corp.                                    8,600           295
* Mentor Graphics Corp.                                    12,500           295
* IndyMac Bancorp, Inc.                                    12,600           295
* GTech Holdings Corp.                                      6,500           294
  Massey Energy Co.                                        14,200           294
* DoubleClick Inc.                                         25,916           294
  Weingarten Realty Investors REIT                          6,100           293
  Great Plains Energy, Inc.                                11,600           292
  Jefferies Group, Inc.                                     6,900           292
* Internet Security Systems, Inc.                           9,100           292
  Sierra Pacific Resources                                 19,376           292
  IMC Global Inc.                                          22,389           291
* Conseco Inc.                                             65,131           290
  Doral Financial Corp.                                     9,300           290
  Graco, Inc.                                               7,425           290
  Dole Food Co.                                            10,800           290
  AmerUs Group Co.                                          8,084           290
* Aviron                                                    5,800           288
  IDACORP, Inc.                                             7,100           288
  Hudson United Bancorp                                    10,019           288
  First Midwest Bancorp                                     9,844           287
  Webster Financial Corp.                                   9,100           287
  Camden Property Trust REIT                                7,800           286
* Reebok International Ltd.                                10,795           286
  Washington Federal Inc.                                  11,062           285
* Retek Inc.                                                9,547           285
* Extreme Networks, Inc.                                   22,100           285
* Performance Food Group Co.                                8,100           285
  Philadelphia Suburban Corp.                              12,625           285
* Techne Corp.                                              7,700           284
* Extended Stay America, Inc.                              17,293           284
  Crane Co.                                                11,050           283
  Old National Bancorp                                     11,214           283
  Precision Castparts Corp.                                10,000           283
* Quantum Corp.- DLT & Storage Systems                     28,600           282
  Callaway Golf Co.                                        14,700           282
  Roper Industries Inc.                                     5,672           281
* Continental Airlines, Inc. Class B                       10,700           280
* Owens-Illinois, Inc.                                     27,972           279
* CheckFree Corp.                                          15,500           279
  StanCorp Financial Group, Inc.                            5,900           279
  Regis Corp.                                              10,810           279
  Ruby Tuesday, Inc.                                       13,500           279
  Peabody Energy Corp.                                      9,875           278
* Integrated Circuit Systems, Inc.                         12,300           278
* Sycamore Networks, Inc.                                  51,800           278
* Zale Corp.                                                6,600           276
  RPM Inc. (Ohio)                                          19,105           276
* Scios, Inc.                                              11,600           276
  United Dominion Realty Trust REIT                        19,100           275
* Charles River Laboratories, Inc.                          8,200           275
* Timberland Co.                                            7,400           274
* Dal-Tile International Inc.                              11,800           274
  WorldCom, Inc. - MCI Group                               21,585           274
* Service Corp. International                              54,681           273
* Varco International, Inc.                                18,192           273

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
* Zebra Technologies Corp.Class A                           4,900           272
* Manugistics Group, Inc.                                  12,900           272
  Valhi, Inc.                                              21,400           272
* Wind River Systems Inc.                                  15,152           271
* Aeroflex, Inc.                                           14,330           271
* InterMune Inc.                                            5,500           271
  York International Corp.                                  7,100           271
  Harman International Industries, Inc.                     6,000           271
  Highwood Properties, Inc. REIT                           10,400           270
  Solutia, Inc.                                            19,200           269
* Advanced Fibre Communications, Inc.                      15,200           269
* Chico's FAS, Inc.                                         6,750           268
  Fair, Isaac & Co. Inc.                                    4,250           268
  Harsco Corp.                                              7,800           268
* Scotts Co.                                                5,600           267
* Alleghany Corp.                                           1,383           266
* Transkaryotic Therapies, Inc.                             6,200           265
  Pogo Producing Co.                                       10,100           265
  Westamerica Bancorporation                                6,700           265
* Sonic Corp.                                               7,350           265
  Staten Island Bancorp, Inc.                              16,200           264
  First American Corp.                                     14,085           264
  Florida Rock Industries, Inc.                             7,200           263
* Ingram Micro, Inc. Class A                               15,200           263
  Rayonier Inc.                                             5,200           262
  Skywest, Inc.                                            10,300           262
  BRE Properties Inc. Class A REIT                          8,456           262
  Dillard's Inc.                                           16,339           261
* Choice Hotel International, Inc.                         11,800           261
  BancorpSouth, Inc.                                       15,700           261
  John Wiley & Sons Class A                                11,300           260
* Keane, Inc.                                              14,400           260
* Rightchoice Managed Care, Inc.                            3,700           259
  WGL Holdings Inc.                                         8,900           259
* Cor Therapeutics, Inc.                                   10,800           258
* Six Flags, Inc.                                          16,800           258
  Dreyer's Grand Ice Cream, Inc.                            6,700           258
  Hawaiian Electric Industries Inc.                         6,400           258
* Priceline.com Inc.                                       44,100           257
  Post Properties, Inc. REIT                                7,200           256
* Apria Healthcare Group Inc.                              10,200           255
* Columbia Sportswear Co.                                   7,650           255
* Knight Trading Group, Inc.                               23,100           255
* Genencor International Inc.                              15,940           254
* Barra, Inc.                                               5,400           254
* LifePoint Hospitals, Inc.                                 7,466           254
  Peoples Energy Corp.                                      6,700           254
  ArvinMeritor, Inc.                                       12,924           254
* Forest Oil Corp.                                          8,990           254
  Monsanto Co.                                              7,500           254
  BorgWarner, Inc.                                          4,850           253
* MedQuist, Inc.                                            8,651           253
  Independence Community Bank Corp.                        11,100           253
* Incyte Genomics, Inc.                                    12,900           252
* Arbitron Inc.                                             7,380           252
  Lancaster Colony Corp.                                    7,082           251
* Neurocrine Biosciences, Inc.                              4,900           251
  People's Bank                                            11,800           251
* CV Therapeutics, Inc.                                     4,800           250
* Activision, Inc.                                          9,600           250
* Northwest Airlines Corp. Class A                         15,900           250
  Allegheny Technologies Inc.                              14,890           249
* 7-Eleven, Inc.                                           21,240           249
  Polaris Industries, Inc.                                  4,300           248
  FactSet Research Systems Inc.                             7,100           248
* Cubist Pharmaceuticals, Inc.                              6,900           248
  Hollinger International, Inc.                            21,200           248
* Covance, Inc.                                            10,925           248
* Medarex, Inc.                                            13,800           248
* S1 Corp.                                                 15,294           247
* Axcelis Technologies, Inc.                               19,122           246
* Vignette Corp.                                           45,895           246
* Plantronics, Inc.                                         9,600           246
* Silicon Valley Bancshares                                 9,200           246
  Kennametal, Inc.                                          6,100           246
* Ohio Casualty Corp.                                      15,300           246
  La-Z-Boy Inc.                                            11,247           245
  MDC Holdings, Inc.                                        6,490           245
  Ryder System, Inc.                                       11,072           245
* Saks Inc.                                                26,236           245
* XM Satellite Radio Holdings, Inc.                        13,300           244
* The Yankee Candle Company, Inc.                          10,750           244
* Mid Atlantic Medical Services, Inc.                      10,700           243
  United Bankshares, Inc.                                   8,400           242
* ESS Technology, Inc.                                     11,400           242
  NDCHealth Corp.                                           7,000           242
  AGL Resources Inc.                                       10,500           242
* Microtune, Inc.                                          10,300           242
* STERIS Corp.                                             13,208           241
* Commonwealth Telephone Enterprises, Inc.                  5,299           241
* SonicWALL, Inc.                                          12,400           241
* CEC Entertainment Inc.                                    5,550           241
  RGS Energy Group Inc.                                     6,400           241
* Coventry Health Care Inc.                                12,045           240
  First Industrial Realty Trust REIT                        7,700           239
  Park National Corp.                                       2,580           239
* Getty Images, Inc.                                       10,400           239
* Payless ShoeSource, Inc.                                  4,232           238
* Comcast Corp. Class A                                     6,600           238
* Argosy Gaming Co.                                         7,300           237

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
* Legato Systems, Inc.                                     18,282           237
* Myriad Genetics, Inc.                                     4,500           237
* Tetra Tech, Inc.                                         11,875           236
* Red Hat, Inc.                                            33,300           236
  Arrow International, Inc.                                 5,900           236
* Education Management Corp.                                6,500           236
  Commercial Federal Corp.                                 10,011           235
* The Corporate Executive Board Co.                         6,400           235
  Briggs & Stratton Corp.                                   5,500           235
* Concurrent Computer Corp.                                15,800           235
  AK Steel Corp.                                           20,617           235
* Insight Communications Co., Inc.                          9,700           234
  Global Payments Inc.                                      6,800           234
  Provident Financial Group, Inc.                           8,900           234
  Commerce Group, Inc.                                      6,200           234
  Big Lots Inc.                                            22,462           234
  Ventas, Inc. REIT                                        20,300           233
* Isis Pharmaceuticals, Inc.                               10,500           233
* La Quinta Properties, Inc.                               40,533           233
  Applebee's International, Inc.                            6,800           233
  Interstate Bakeries Corp.                                 9,600           232
* Electronics for Imaging, Inc.                            10,400           232
  PNM Resources Inc.                                        8,300           232
* Liberate Technologies, Inc.                              20,200           232
* Leap Wireless International, Inc.                        11,025           231
* Kopin Corp.                                              16,500           231
* AnnTaylor Stores Corp.                                    6,600           231
  Pan Pacific Retail Properties, Inc. REIT                  8,040           231
  Corn Products International, Inc.                         6,550           231
  Thomas & Betts Corp.                                     10,900           231
* Grant Prideco, Inc.                                      19,993           230
* Flowserve Corp.                                           8,640           230
* CNET Networks, Inc.                                      25,631           230
  Trinity Industries, Inc.                                  8,450           230
  Worthington Industries, Inc.                             16,150           229
  Media General, Inc. Class A                               4,600           229
  Diagnostic Products Corp.                                 5,200           229
  Cooper Tire & Rubber Co.                                 14,300           228
* Teletech Holdings Inc.                                   15,900           228
  HRPT Properties Trust REIT                               26,300           228
  Aptargroup Inc.                                           6,500           228
  Developers Diversified Realty Corp. REIT                 11,900           227
* Cymer, Inc.                                               8,500           227
  Werner Enterprises, Inc.                                  9,338           227
* Mercury Computer Systems, Inc.                            5,800           227
* WFS Financial, Inc.                                       9,423           226
* Corvis Corp.                                             69,876           226
  The Pep Boys(Manny, Moe & Jack)                          13,140           225
* Regeneron Pharmaceuticals, Inc.                           8,000           225
* Journal Register Co.                                     10,700           225
* ITT Educational Services, Inc.                            6,100           225
* InFocus Corp.                                            10,200           225
  Pittston Brink's Group                                   10,160           225
  Cousins Properties, Inc. REIT                             9,200           224
  CenterPoint Properties Corp. REIT                         4,500           224
  Pennzoil-Quaker State Co.                                15,500           224
  Western Resources, Inc.                                  13,000           224
* Beverly Enterprises, Inc.                                26,000           224
  Great Lakes Chemical Corp.                                9,200           223
  Ametek Aerospace Products Inc.                            7,000           223
* THQ Inc.                                                  4,600           223
* Ascential Software Corp.                                 54,927           222
* Borland Software Corp.                                   14,200           222
* Williams Communications Group, Inc.                      94,571           222
* Emmis Communications, Inc.                                9,400           222
  Carlisle Co., Inc.                                        6,000           222
* Global Industries Ltd.                                   24,900           222
* Oak Technology, Inc.                                     16,100           221
* HPL Technologies, Inc.                                   12,400           221
* Exar Corp.                                               10,600           221
* K-V Pharmaceutical Co. Class A                            7,475           221
* First Horizon Pharmaceutical Corp.                        7,500           220
  Chittenden Corp.                                          7,980           220
* Westport Resources Corp.                                 12,690           220
  Brady Corp. Class A                                       6,000           220
* Stericycle, Inc.                                          3,600           219
* Kinder Morgan Management, LLC                             5,776           219
* Sybron Dental Specialties, Inc.                          10,136           219
* United Stationers, Inc.                                   6,500           219
  Downey Financial Corp.                                    5,300           219
* Tularik, Inc.                                             9,100           219
* Endo Pharmaceuticals Holdings, Inc.                      18,700           218
* Varian Semiconductor Equipment Associates, Inc.           6,300           218
* Kronos, Inc.                                              4,500           218
* Western Digital Corp.                                    34,700           218
* Credence Systems Corp.                                   11,700           217
* Haemonetics Corp.                                         6,400           217
  Black Hills Corp.                                         6,400           217
  Airborne, Inc.                                           14,600           217
* Brooks Automation, Inc.                                   5,300           216
  New Jersey Resources Corp.                                4,600           215
  First Citizens BancShares Class A                         2,200           215
  Piedmont Natural Gas, Inc.                                6,000           215
  Storage USA, Inc. REIT                                    5,100           215
* Oakley, Inc.                                             13,200           215
* NPS Pharmaceuticals Inc.                                  5,600           214
* Pacific Sunwear of California                            10,500           214
* Agile Software Corp.                                     12,450           214
  Horace Mann Educators Corp.                              10,100           214

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
  Arch Coal, Inc.                                           9,436           214
* PETsMART, Inc.                                           21,748           214
* Dycom Industries, Inc.                                   12,800           214
  Alexander & Baldwin, Inc.                                 8,000           214
* SEACOR SMIT Inc.                                          4,600           213
* Pure Resources, Inc.                                     10,600           213
* Alamosa Holdings, Inc.                                   17,852           213
* NBTY, Inc.                                               18,200           213
* Kulicke & Soffa Industries, Inc.                         12,400           213
* Powerwave Technologies, Inc.                             12,300           213
* Hain Celestial Group, Inc.                                7,700           211
  Healthcare Realty Trust Inc. REIT                         7,544           211
  Chelsea Property Group REIT                               4,300           211
  Susquehanna Bancshares, Inc.                             10,125           211
* Meridian Gold Co.                                        20,400           211
* ADVO, Inc.                                                4,900           211
  Whitney Holdings                                          4,805           211
* Tom Brown, Inc.                                           7,800           211
  Odyssey Re Holdings Corp.                                11,900           211
* CommScope, Inc.                                           9,900           211
  Albemarle Corp.                                           8,770           210
* Forward Air Corp.                                         6,200           210
* Price Communications Corp.                               11,000           210
* Spinnaker Exploration Co.                                 5,100           210
  Minerals Technologies, Inc.                               4,500           210
* Mueller Industries Inc.                                   6,300           209
* Polo Ralph Lauren Corp.                                   7,800           209
  Brandywine Realty Trust REIT                              9,900           209
* ATMI, Inc.                                                8,700           207
* Informatica Corp.                                        14,300           207
* Cognex Corp.                                              8,100           207
  Nationwide Financial Services, Inc.                       5,000           207
* Photronics Labs Inc.                                      6,600           207
* Linens 'n Things, Inc.                                    8,100           207
  International Bancshares Corp.                            4,900           207
* Ciber, Inc.                                              21,800           206
* Alliance Gaming Corp.                                     7,000           206
  Lincoln Electric Holdings                                 8,400           205
* Province Healthcare Co.                                   6,650           205
* Flowers Foods, Inc.                                       5,140           205
* Cirrus Logic                                             15,500           205
* McDermott International, Inc.                            16,700           205
* Sylvan Learning Systems, Inc.                             9,275           205
* Cell Genesys, Inc.                                        8,800           205
* Corinthian Colleges, Inc.                                 5,000           204
* Varian, Inc.                                              6,300           204
* Electro Scientific Industries, Inc.                       6,800           204
  Tupperware Corp.                                         10,600           204
* Avocent Corp.                                             8,412           204
  WPS Resources Corp.                                       5,579           204
* Cox Radio, Inc.                                           8,000           204
  Alpharma, Inc. Class A                                    7,700           204
* Handspring, Inc.                                         30,200           204
* Kansas City Southern Industries, Inc.                    14,350           203
* Micromuse Inc.                                           13,500           203
* Accredo Health, Inc.                                      5,100           202
* Plexus Corp.                                              7,620           202
* Trimeris, Inc.                                            4,500           202
  Energen Corp.                                             8,200           202
  Shurgard Storage Centers, Inc.Class A REIT                6,300           202
* Imation Corp.                                             9,340           202
  American Capital Strategies, Ltd.                         7,100           201
  Superior Industries International, Inc.                   5,000           201
* Airgas, Inc.                                             13,300           201
* Tekelec                                                  11,100           201
* Black Box Corp.                                           3,800           201
* Cytec Industries, Inc.                                    7,442           201
* Respironics, Inc.                                         5,800           201
  Vector Group Ltd.                                         6,115           201
* Southern Union Co.                                       10,650           201
  Nordson Corp.                                             7,600           201
  Cambrex Corp.                                             4,600           201
* IGEN International, Inc.                                  5,000           201
  Universal Corp.                                           5,500           200
* ILEX Oncology, Inc.                                       7,400           200
  DQE Inc.                                                 10,550           200
* Macromedia, Inc.                                         11,200           199
  Texas Industries, Inc.                                    5,400           199
* Ryan's Family Steak Houses, Inc.                          9,200           199
* ADTRAN Inc.                                               7,800           199
  Blyth, Inc.                                               8,550           199
* FEI Co.                                                   6,300           199
* Jack in the Box Inc.                                      7,200           198
  J. M. Smucker Co.                                         5,600           198
* Renaissance Learning, Inc.                                6,500           198
* Speedway Motorsports, Inc.                                7,800           197
* Chesapeake Energy Corp.                                  29,800           197
* Stone Energy Corp.                                        4,984           197
* LTX Corp.                                                 9,400           197
* Direct Focus, Inc.                                        6,300           197
  UGI Corp. Holding Co.                                     6,500           196
* Photon Dynamics, Inc.                                     4,300           196
* Pharmaceutical Resources, Inc.                            5,800           196
* Hercules, Inc.                                           19,575           196
* The Neiman Marcus Group, Inc.Class A                      6,300           196
  Invacare Corp.                                            5,800           196
  Community First Bankshares, Inc.                          7,600           195
* Inrange Technologies Corp.                               15,800           195
  ONEOK, Inc.                                              10,916           195
* CuraGen Corp.                                             8,700           195
* MKS Instruments, Inc.                                     7,200           195
* MatrixOne, Inc.                                          14,978           195
* Immunomedics Inc.                                         9,600           194

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
* Aztar Corp.                                              10,600           194
* SeeBeyond Technology Corp.                               19,900           193
* Inhale Therapeutic Systems                               10,400           193
  Delphi Financial Group, Inc.                              5,791           193
* Edison Schools Inc.                                       9,800           193
  The Timken Co.                                           11,900           193
* SERENA Software, Inc.                                     8,850           192
  Plains All American Pipeline, L.P.                        7,400           192
* Philadelphia Consolidated Holding Corp.                   5,100           192
  CBL & Associates Properties, Inc. REIT                    6,100           192
* Mykrolis Corp.                                           12,000           192
  Ruddick Corp.                                            12,000           192
* Interwoven, Inc.                                         19,700           192
* Electronics Boutique Holdings Corp.                       4,800           192
  The South Financial Group, Inc.                          10,800           192
* MSC Industrial Direct Co., Inc.Class A                    9,700           192
  IDEX Corp.                                                5,550           191
* Anixter International Inc.                                6,600           191
* Houston Exploration Co.                                   5,700           191
* WebEx Communications, Inc.                                7,700           191
* DuPont Photomasks, Inc.                                   4,400           191
  Providian Financial Corp.                                53,828           191
  Essex Property Trust, Inc. REIT                           3,866           191
* Atlantic Coast Airlines Holdings Inc.                     8,200           191
  TrustCo Bank NY                                          15,174           191
  Western Gas Resources, Inc.                               5,900           191
* AmeriTrade Holding Corp.                                 32,200           191
* Great Atlantic & Pacific Tea Co., Inc.                    8,000           190
  Granite Construction Co.                                  7,900           190
  Fremont General Corp.                                    24,300           190
* Bio-Rad Laboratories, Inc.Class A                         3,000           190
  CVB Financial Corp.                                       8,112           190
  Manitowac Co., Inc.                                       6,100           190
* Commerce One, Inc.                                       53,080           189
* Heartland Express, Inc.                                   6,822           189
  Otter Tail Corp.                                          6,496           189
* Stewart Enterprises, Inc. Class A                        31,600           189
  Washington REIT                                           7,600           189
  Church & Dwight, Inc.                                     7,100           189
  PS Business Parks, Inc. REIT                              6,000           189
* NCO Group, Inc.                                           8,250           189
* Netegrity, Inc.                                           9,750           189
* SanDisk Corp.                                            13,100           189
  Crompton Corp.                                           20,937           188
* Champion Enterprises, Inc.                               15,300           188
* American Axle & Manufacturing Holdings, Inc.              8,800           188
  Federal Signal Corp.                                      8,433           188
* Read Rite Corp.                                          28,400           188
* Advanced Digital Information Corp.                       11,700           188
* SeaChange International, Inc.                             5,500           188
  Sensient Technologies Corp.                               9,000           187
  LNR Property Corp.                                        6,000           187
* Silicon Storage Technology, Inc.                         19,400           187
* AMN Healthcare Services, Inc.                             6,800           186
* RSA Security Inc.                                        10,650           186
* Hutchinson Technology, Inc.                               8,000           186
* AmeriPath, Inc.                                           5,800           186
* Intergraph Corp.                                         13,500           185
  Westcorp, Inc.                                            9,935           185
  Hughes Supply, Inc.                                       6,000           185
  Dover Downs Entertainment, Inc.                          12,100           185
* Enzo Biochem, Inc.                                        7,875           185
  Standard Pacific Corp.                                    7,600           185
  Clarcor Inc.                                              6,800           185
  Cleco Corp.                                               8,400           185
* Insight Enterprises, Inc.                                 7,500           185
* Sotheby's Holdings Class A                               11,100           184
  PolyOne Corp.                                            18,800           184
  Manufactured Home Communities, Inc. REIT                  5,900           184
* Gaylord Entertainment Co.Class A                          7,483           184
  Federal Realty Investment Trust REIT                      8,000           184
  Annaly Mortgage Management Inc. REIT                     11,500           184
* WMS Industries, Inc.                                      9,200           184
  Prentiss Properties Trust REIT                            6,700           184
* Veeco Instruments, Inc.                                   5,100           184
* Advanced Energy Industries, Inc.                          6,900           184
  Carpenter Technology Corp.                                6,900           184
* FreeMarkets, Inc.                                         7,658           184
* Foundry Networks, Inc.                                   22,500           183
* Pediatrix Medical Group, Inc.                             5,400           183
* Cal Dive International, Inc.                              7,400           183
  Sun Communities, Inc. REIT                                4,900           183
* ImmunoGen, Inc.                                          11,000           182
  Wallace Computer Services, Inc.                           9,600           182
* Inktomi Corp.                                            27,100           182
  Weis Markets, Inc.                                        6,500           182
* Hovnanian Enterprises Class A                             8,500           181
* MAXIMUS, Inc.                                             4,300           181
* Interneuron Pharmaceutical, Inc.                         16,300           181
* Manhattan Associates, Inc.                                6,200           181
  Elcor Corp.                                               6,500           181
  FNB Corp.                                                 6,852           181
* Alliance Semiconductor Corp.                             14,900           180
* Therasense, Inc.                                          7,250           180
  First Bancorp/Puerto Rico                                 6,300           180

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
* OfficeMax, Inc.                                          39,900           180
  Technitrol, Inc.                                          6,500           180
  Realty Income Corp. REIT                                  6,100           179
  Blockbuster Inc. Class A                                  7,100           179
* Alpha Industries, Inc.                                    8,200           179
* Southwest Bancorporation of Texas, Inc.                   5,900           179
  Louisiana-Pacific Corp.                                  21,149           178
* UICI                                                     13,200           178
* Sonic Automotive, Inc.                                    7,600           178
  SL Green Realty Corp. REIT                                5,800           178
  Ferro Corp.                                               6,900           178
* AirGate PCS, Inc.                                         3,900           178
  Reckson Associates Realty Corp. REIT                      7,600           178
  Kimball International, Inc. Class B                      11,700           177
* Oceaneering International, Inc.                           8,010           177
  State Auto Financial Corp.                               10,900           177
  RPC Inc.                                                 10,000           177
* The Children's Place Retail Stores, Inc.                  6,500           176
* Shaw Group, Inc.                                          7,500           176
* Newpark Resources, Inc.                                  22,300           176
* Papa John's International, Inc.                           6,400           176
* RealNetworks, Inc.                                       29,600           176
* Hot Topic, Inc.                                           5,600           176
  Ryland Group, Inc.                                        2,400           176
* Metro One Telecommunications, Inc.                        5,800           175
* Sapient Corp.                                            22,700           175
* Loral Space & Communications                             58,600           175
* Centennial Communications Corp.Class A                   17,100           175
* PRIMEDIA Inc.                                            40,154           175
  Cubic Corp.                                               3,400           175
* Alaska Air Group, Inc.                                    6,000           175
  G & K Services, Inc.                                      5,400           174
* Embarcadero Technologies, Inc.                            7,200           174
* Allegiance Telecom, Inc.                                 21,000           174
* Collins & Aikman Corp.                                   22,600           174
* IDEXX Laboratories Corp.                                  6,100           174
  Home Properties of New York, Inc. REIT                    5,500           174
* Evergreen Resources, Inc.                                 4,500           174
* BioMarin Pharmaceutical Inc.                             12,900           173
* Thoratec Corp.                                           10,187           173
* Aspen Technologies, Inc.                                 10,300           173
* Key Energy Services, Inc.                                18,800           173
  Franklin Electric, Inc.                                   2,100           172
* Syncor International Corp.                                6,000           172
* The InterCept Group, Inc.                                 4,200           172
  The Trust Co. of New Jersey                               6,800           171
* Ionics, Inc.                                              5,700           171
* Tweeter Home Entertainment Group, Inc.                    5,900           171
* NeoPharm, Inc.                                            6,830           171
* Sonus Networks, Inc.                                     37,000           171
* R.H. Donnelley Corp.                                      5,880           171
  Nationwide Health Properties, Inc. REIT                   9,100           170
* Coherent, Inc.                                            5,500           170
* Palm Harbor Homes, Inc.                                   7,100           170
* Administaff, Inc.                                         6,200           170
* Kindred Healthcare, Inc.                                  3,265           170
* PSS World Medical, Inc.                                  20,750           169
  UIL Holdings Corp.                                        3,300           169
* Durect Corp.                                             14,600           169
* Berkshire Hathaway Inc.Class B                               67           169
  Vintage Petroleum, Inc.                                  11,700           169
* Elantec Semiconductor, Inc.                               4,400           169
  MAF Bancorp, Inc.                                         5,725           169
  Mentor Corp.                                              5,904           169
  Wausau-Mosinee Paper Corp.                               13,926           169
  Cabot Oil & Gas Corp. Class A                             7,000           168
* Littelfuse, Inc.                                          6,400           168
* Midway Games Inc.                                        11,174           168
  The Macerich Co. REIT                                     6,300           168
* Quanta Services, Inc.                                    10,850           167
* Learning Tree International, Inc.                         6,000           167
* Rayovac Corp.                                             9,500           167
  American Greetings Corp.Class A                          12,100           167
  Thor Industries, Inc.                                     4,500           167
  Centex Construction Products, Inc.                        5,200           167
* Magma Design Automation, Inc.                             5,500           167
  Fleming Cos., Inc.                                        9,000           167
  The Toro Co.                                              3,700           167
  GenCorp, Inc.                                            11,800           166
* Hyperion Solutions Corp.                                  8,379           166
* Montana Power Co.                                        28,900           166
  UMB Financial Corp.                                       4,153           166
* Progress Software Corp.                                   9,600           166
* Fresh Del Monte Produce Inc.                             11,000           166
  USEC Inc.                                                23,100           165
  Amcore Financial                                          7,400           165
  Baldor Electric Co.                                       7,900           165
* Knight Transportation, Inc.                               8,790           165
* Genta Inc.                                               11,600           165
* Identix, Inc.                                            11,300           165
  Belden, Inc.                                              7,000           165
* Conmed Corp.                                              8,259           165
  Mine Safety Appliances Co.                                4,100           165
* Cross Country, Inc.                                       6,200           164
* Perrigo Co.                                              13,900           164
* Waste Connections, Inc.                                   5,300           164

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
* Albany Molecular Research, Inc.                           6,200           164
  Kelly Services, Inc. Class A                              7,500           164
* ARAMARK Corp.                                             6,100           164
  Alfa Corp.                                                7,300           164
  Hooper Holmes, Inc.                                      18,300           164
  UniSource Energy Corp.                                    9,000           164
  Longs Drug Stores, Inc.                                   7,000           164
* Prime Hospitality Corp.                                  14,800           164
  Thornburg Mortgage, Inc.                                  8,300           164
* Reliant Resources, Inc.                                   9,900           163
  FelCor Lodging Trust, Inc. REIT                           9,774           163
* Sunrise Assisted Living, Inc.                             5,600           163
* UnitedGlobalCom Inc. Class A                             32,600           163
* Maxygen Inc.                                              9,244           162
* J.B. Hunt Transport Services, Inc.                        7,000           162
* Digital Insight Corp.                                     7,260           162
* Entegris Inc.                                            14,800           162
  Rollins, Inc.                                             8,100           162
  Texas Regional Bancshares, Inc.                           4,280           162
* ONI Sytems Corp.                                         25,799           162
* Bruker Daltonics, Inc.                                    9,880           162
* Too Inc.                                                  5,869           161
  Northwest Bancorp, Inc.                                  14,100           161
* Rent-A-Center, Inc.                                       4,800           161
* Dionex Corp.                                              6,300           161
* Fossil, Inc.                                              7,650           161
* Itron, Inc.                                               5,300           161
* The Topps Co., Inc.                                      13,200           160
  Spartech Corp.                                            7,800           160
* The Dress Barn, Inc.                                      6,400           160
  CNA Surety Corp.                                         10,310           160
* Rambus Inc.                                              20,000           160
* Cyberonics, Inc.                                          6,000           159
* Atwood Oceanics, Inc.                                     4,566           159
* Veritas DGC Inc.                                          8,600           159
* Amylin Pharmaceuticals, Inc.                             17,400           159
  Farmer Brothers, Inc.                                       600           159
  Delta & Pine Land Co.                                     7,021           159
* UbiquiTel Inc.                                           21,300           159
* IHOP Corp.                                                5,400           158
* Arris Group Inc.                                         16,200           158
* Microsemi Corp.                                           5,300           157
  Glenborough Realty Trust, Inc. REIT                       8,100           157
  USFreightways Corp.                                       5,000           157
* Ocwen Financial Corp.                                    18,500           157
* SurModics, Inc.                                           4,300           157
* Lone Star Technologies, Inc.                              8,900           157
  Banta Corp.                                               5,300           156
  Glimcher Realty Trust REIT                                8,300           156
* Power-One, Inc.                                          15,000           156
  Steelcase Inc.                                           10,600           156
* Men's Wearhouse, Inc.                                     7,550           156
* Impath, Inc.                                              3,500           156
  N L Industries, Inc.                                     10,200           156
  Dime Community Bancshares                                 5,550           156
* Transaction Systems Architects, Inc.                     12,700           156
  Chateau Communities, Inc. REIT                            5,200           155
* MRO Software Inc.                                         6,650           155
  Potlatch Corp.                                            5,300           155
  Value Line, Inc.                                          3,200           155
  Matthews International Corp.                              6,300           155
* Sequa Corp. Class A                                       3,256           155
  P. H. Glatfelter Co.                                      9,900           154
  Newport Corp.                                             8,000           154
  Southwest Gas Corp.                                       6,900           154
  Tredegar Corp.                                            8,100           154
* American Management Systems, Inc.                         8,500           154
  Chemical Financial Corp.                                  5,095           154
* Crestline Capital Corp.                                   4,940           153
* Universal Compression Holdings, Inc.                      5,200           153
  Atmos Energy Corp.                                        7,200           153
* Hollywood Entertainment Corp.                            10,700           153
  Wabtec Corp.                                             12,414           153
  Bob Evans Farms, Inc.                                     6,200           152
* CUNO Inc.                                                 5,000           152
  Liberty Corp.                                             3,700           152
  R.L.I. Corp.                                              3,381           152
* Orasure Technologies, Inc.                               12,500           152
* CKE Restaurants Inc.                                     16,751           152
  First Charter Corp.                                       8,500           151
* F.Y.I. Inc.                                               4,500           151
  JDN Realty Corp. REIT                                    12,200           150
* FileNET Corp.                                             7,400           150
* Luminex Corp.                                             8,848           150
* Verity, Inc.                                              7,400           150
  Corus Bankshares Inc.                                     3,300           150
* AirTran Holdings, Inc.                                   22,700           150
* XOMA Ltd.                                                15,200           150
  Pulitzer, Inc.                                            2,933           150
  MeriStar Hospitality Corp. REIT                          10,520           149
* bebe stores, inc                                          8,000           149
* ProQuest Company                                          4,400           149
  Claire's Stores, Inc.                                     9,850           149
* Triad Guaranty, Inc.                                      4,100           149
  Overseas Shipholding Group Inc.                           6,600           149
* Tanox, Inc.                                               8,024           148
* Triarc Cos., Inc. Class A                                 6,100           148
* Yellow Corp.                                              5,900           148
* Siliconix, Inc.                                           5,400           148
* Pegasus Solutions Inc.                                   10,400           148
* Avant! Corp.                                              7,200           148
* SuperGen, Inc.                                           10,300           147
* US Oncology, Inc.                                        19,550           147
* VISX Inc.                                                11,116           147

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
* Cell Therapeutics, Inc.                                   6,100           147
* Unilab Corp.                                              5,865           147
* Hotel Reservations Network, Inc.                          3,200           147
  UAL Corp.                                                10,900           147
* Cable Design Technologies Corp.                          10,750           147
* On Assignment, Inc.                                       6,400           147
  Commercial Metals Co.                                     4,200           147
  Tecumseh Products Co. Class A                             2,900           147
* Boca Resorts, Inc. Class A                               11,200           147
* DSP Group Inc.                                            6,300           147
* Bio-Technology General Corp.                             17,800           146
* F5 Networks, Inc.                                         6,800           146
  Longview Fibre Co.                                       12,400           146
  Hancock Holding Co.                                       3,400           146
* Matria Healthcare, Inc.                                   4,225           146
  W.P. Carey & Co. LLC                                      6,300           146
  Regal-Beloit Corp.                                        6,700           146
  L. S. Starrett Co. Class A                                7,000           146
  Hilb, Rogal and Hamilton Co.                              2,600           146
* MICROS Systems, Inc.                                      5,800           146
* BroadVision, Inc.                                        53,105           146
* Rogers Corp.                                              4,800           145
  Kaydon Corp.                                              6,400           145
  Greif Brothers Corp. Class A                              4,400           145
* Hollywood Casino Corp.                                   13,800           145
* Action Performance Cos., Inc.                             4,732           145
* First Consulting Group, Inc.                              9,255           145
* Mobile Mini, Inc.                                         3,700           145
* Dril-Quip, Inc.                                           6,000           145
* National Western Life Insurance Co. Class A               1,300           145
* Playtex Products, Inc.                                   14,800           144
* NRG Energy, Inc.                                          9,300           144
* Radio One, Inc. Class D                                   8,000           144
  Wellman, Inc.                                             9,300           144
  H.B. Fuller Co.                                           5,000           144
* Casella Waste Systems, Inc.                               9,700           144
  Millennium Chemicals, Inc.                               11,400           144
  PFF Bancorp, Inc.                                         5,200           144
 LandAmerica Financial Group, Inc.                          5,000           144
* RailAmerica, Inc.                                         9,896           143
  Provident Bankshares Corp.                                5,880           143
* Global Sports, Inc.                                       7,143           143
* Coinstar, Inc.                                            5,700           142
  Crawford & Co. Class B                                   12,150           142
  Senior Housing Properties Trust REIT                     10,230           142
* Ocular Sciences, Inc.                                     6,100           142
  AREA Bancshares Corp.                                     7,287           142
  John H. Harland Co.                                       6,400           141
* webMethods, Inc.                                          8,429           141
* PRI Automation, Inc.                                      6,900           141
* Immucor Inc.                                             11,754           141
* Plains Resources Inc.                                     5,717           141
* Insituform Technologies Inc.Class A                       5,500           141
* TBC Corp.                                                10,500           141
* Vitria Technology, Inc.                                  22,000           141
* Charming Shoppes, Inc.                                   26,400           140
  Colonial Properties Trust REIT                            4,500           140
* The Wet Seal, Inc. Class A                                5,950           140
  The Marcus Corp.                                          9,900           140
* Terayon Communications Systems, Inc.                     16,920           140
  Cooper Cos., Inc.                                         2,800           140
* Tellium, Inc.                                            22,450           140
  Harbor Florida Bancshares, Inc.                           8,200           139
  C & D Technology Inc.                                     6,100           139
* InterVoice-Brite, Inc.                                   10,888           139
  First Sentinel Bancorp Inc.                              11,100           139
  Argonaut Group, Inc.                                      7,100           139
* Credit Acceptance Corp.                                  15,600           139
* Del Monte Foods Co.                                      16,300           139
  Interpool, Inc.                                           7,200           139
  Ameron International Corp.                                2,000           138
* Drexler Technology Corp.                                  5,800           138
  United National Bancorp                                   5,738           138
* AFC Enterprises, Inc.                                     4,850           138
  Madison Gas & Electric Co.                                5,200           138
* Protection One, Inc.                                     55,000           138
* Sykes Enterprises, Inc.                                  14,700           137
  Libbey, Inc.                                              4,200           137
* Ultratech Stepper, Inc.                                   8,300           137
* Steel Dynamics, Inc.                                     11,800           137
* Schuler Homes Inc. Class A                                6,900           137
  Nash-Finch Co.                                            4,400           137
* Gentiva Health Services, Inc.                             6,231           137
  St. Mary Land & Exploration Co.                           6,444           137
* Vail Resorts Inc.                                         7,700           137
* Syntel, Inc.                                             10,550           136
  JLG Industries, Inc.                                     12,800           136
* Tractor Supply Co.                                        4,000           136
  Modine Manufacturing Co.                                  5,838           136
  Landry's Restaurants, Inc.                                7,300           136
  Harleysville National Corp.                               5,760           136
* Secure Computing Corp.                                    6,600           136
* Infonet Services Corp.                                   55,300           135
* Sinclair Broadcast Group, Inc.                           14,300           135
* Exelixis, Inc.                                            8,130           135
  Georgia Gulf Corp.                                        7,300           135
* Station Casinos, Inc.                                    12,050           135
  Anchor Bancorp Wisconsin Inc.                             7,600           135
* Ralcorp Holdings, Inc.                                    5,933           135
* Documentum, Inc.                                          6,200           135
  FBL Financial Group, Inc. Class A                         8,071           135
  Woodward Governor Co.                                     2,300           134
* Sola International Inc.                                   6,900           134

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
* Entravision Communications Corp.                         11,200           134
* Gardner Denver Inc.                                       5,996           134
  Fleetwood Enterprises, Inc.                              11,800           134
  Lone Star Steakhouse & Saloon, Inc.                       9,000           133
* Silgan Holdings, Inc.                                     5,100           133
* Gartner, Inc. Class A                                    11,400           133
* Digene Corp.                                              4,500           133
* Spherion Corp.                                           13,600           133
* Cerus Corp.                                               2,900           133
  Summit Properties, Inc. REIT                              5,300           133
* Plug Power, Inc.                                         15,100           132
* Tyler Technologies, Inc.                                 29,000           132
* EMCORE Corp.                                              9,800           132
* Aurora Foods Inc.                                        26,100           132
* SCP Pool Corp.                                            4,800           132
  Sterling Bancshares, Inc.                                10,500           131
  Apogee Enterprises, Inc.                                  8,300           131
  Great American Financial Resources, Inc.                  7,000           131
* MTR Gaming Group Inc.                                     8,200           131
* Footstar Inc.                                             4,184           131
* DIANON Systems, Inc.                                      2,152           131
  Chesapeake Corp. of Virginia                              4,700           131
* Digital River, Inc.                                       8,200           131
  CH Energy Group, Inc.                                     3,000           130
* Boston Beer Co., Inc. Class A                             7,600           130
* Select Medical Corp.                                      8,100           130
  Gables Residential Trust REIT                             4,400           130
* Therma-Wave Inc.                                          8,700           130
* InfoSpace, Inc.                                          63,236           130
  EDO Corp.                                                 4,900           130
  Pioneer Standard Electronics Inc.                        10,200           130
* Alexion Pharmaceuticals, Inc.                             5,300           130
* Swift Energy Co.                                          6,400           129
* Pacificare Health Systems, Inc.                           8,080           129
* Wackenhut Corp.                                           5,208           129
  Health Care REIT, Inc.                                    5,300           129
* Asyst Technologies, Inc.                                 10,112           129
* PC Connection, Inc.                                       8,700           129
* Energy Conversion Devices, Inc.                           6,800           129
* CardioDynamics International Corp.                       19,500           129
* Teledyne Technologies, Inc.                               7,911           129
* Corrections Corp. of America                              6,936           129
  Riggs National Corp.                                      9,200           129
  Cato Corp. Class A                                        6,800           129
* Anaren Microwave, Inc.                                    7,400           128
* Antigenics, Inc.                                          7,812           128
* Handleman Co.                                             8,600           128
* SPS Technologies, Inc.                                    3,648           127
* Time Warner Telecom Inc.                                  7,200           127
* eFunds Corp.                                              9,261           127
* Eclipsys Corp.                                            7,600           127
  Wolverine World Wide, Inc.                                8,450           127
  Koger Equity, Inc. REIT                                   7,800           127
* Kirby Corp.                                               4,600           127
  Pacific Northwest Bancorp                                 6,186           127
* 1-800-FLOWERS.COM, Inc.                                   8,100           126
* Entrust, Inc.                                            12,400           126
  Helix Technology Corp.                                    5,600           126
  Penn Virginia Corp.                                       3,700           126
* Closure Medical Corp.                                     5,400           126
* Simpson Manufacturing Co.                                 2,200           126
  The Standard Register Co.                                 6,800           126
* Stillwater Mining Co.                                     6,800           126
  AMCOL International Corp.                                17,400           125
  Landauer, Inc.                                            3,700           125
* UCAR International, Inc.                                 11,700           125
* FLIR Systems, Inc.                                        3,300           125
* Tuesday Morning Corp.                                     6,900           125
* Vicor Corp.                                               7,700           125
  Sovran Self Storage, Inc. REIT                            4,000           125
* Ventana Medical Systems, Inc.                             5,500           124
* Gene Logic Inc.                                           6,600           124
* Gartner, Inc. Class B                                    11,100           124
  Olin Corp.                                                7,700           124
* Novavax, Inc.                                             8,810           124
* Chordiant Software, Inc.                                 15,700           124
  Curtiss-Wright Corp.                                      2,600           124
* First Federal Financial Corp.                             4,832           124
  First Source Corp.                                        5,981           124
* TranSwitch Corp.                                         27,500           124
  East West Bancorp, Inc.                                   4,800           124
* CDI Corp.                                                 6,500           123
* Dendrite International, Inc.                              8,800           123
* Sonosite, Inc.                                            4,800           123
* Harmonic, Inc.                                           10,222           123
* Pegasus Communications Corp. Class A                     11,800           123
  St. Francis Capital Corp.                                 5,300           123
  Innkeepers USA Trust REIT                                12,500           123
* Noven Pharmaceuticals, Inc.                               6,900           122
  First Commonwealth Financial Corp.                       10,600           122
* Pixelworks, Inc.                                          7,600           122
* Checkpoint Systems, Inc.                                  9,100           122
* Rare Hospitality International Inc.                       5,400           122
  Dimon Inc.                                               16,900           122
* SpectraLink Corp.                                         7,100           122
* Atrix Laboratories, Inc.                                  5,900           122
* Trimble Navigation Ltd.                                   7,500           122
* Avanex Corp.                                             20,584           121
* Penwest Pharmaceuticals Co.                               6,050           121
* Sirius Satellite Radio, Inc.                             10,400           121
* Pathmark Stores, Inc.                                     4,900           121

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
* Input/Output, Inc.                                       14,700           121
* EGL, Inc.                                                 8,650           121
* The Medicines Co.                                        10,400           121
* NCI Building Systems, Inc.                                6,800           120
* BankUnited Financial Corp.                                8,100           120
  Russell Corp.                                             8,000           120
* Parker Drilling Co.                                      32,500           120
* ViroPharma Inc.                                           5,200           119
* Ixia                                                      9,250           119
  Kansas City Life Insurance Co.                            3,200           119
* Bally Total Fitness Holding Corp.                         5,500           119
  Northwest Natural Gas Co.                                 4,650           119
* Esterline Technologies Corp.                              7,400           118
  First Financial Holdings, Inc.                            4,900           118
  Churchill Downs, Inc.                                     3,200           118
* Aftermarket Technology Corp.                              7,300           118
* NYFIX, Inc.                                               5,900           118
  Florida East Coast Industries, Inc. Class A               5,100           118
* ShopKo Stores, Inc.                                      12,400           118
* Multimedia Games Inc.                                     3,100           118
* Nautica Enterprises, Inc.                                 9,200           118
* Prize Energy Corp.                                        5,085           118
* Martek Biosciences Corp.                                  5,400           117
  Santander BanCorp                                         6,050           117
* Presstek, Inc.                                           12,800           117
* Net.B@nk, Inc.                                           11,200           117
* E.Piphany Inc.                                           13,450           117
* Acclaim Entertainment Inc.                               22,091           117
  Resource Bancshares Mortgage Group, Inc.                 10,200           117
* Maverick Tube Corp.                                       9,000           117
  Parkway Properties Inc. REIT                              3,500           116
* Akamai Technologies, Inc.                                19,537           116
* City Holding Co.                                          9,595           116
  Cathay Bancorp, Inc.                                      1,800           115
* Consolidated Graphics, Inc.                               6,000           115
* Pharmacopeia, Inc.                                        8,300           115
* PAREXEL International Corp.                               8,000           115
  Community Trust Bancorp Inc.                              4,800           114
* Shuffle Master, Inc.                                      7,273           114
* ABIOMED, Inc.                                             7,200           114
  Independent Bank Corp. MA                                 5,300           114
  Coca-Cola Bottling Co.                                    3,000           114
* Unit Corp.                                                8,800           114
* HNC Software, Inc.                                        5,500           113
* Information Holdings Inc.                                 4,000           113
* Nastech Pharmaceutical Co., Inc.                          7,300           113
* Keynote Systems Inc.                                     12,100           113
* UNOVA, Inc.                                              19,500           113
  Getty Realty Holding Corp.                                6,000           113
  Capstead Mortgage Corporation                             4,812           113
* IDT Corp. CLass B                                         6,800           113
* CompuCredit Corp.                                         9,600           113
  Arrow Financial Corp.                                     3,865           113
  Schweitzer-Mauduit International, Inc.                    4,750           113
* Quality Systems, Inc.                                     6,900           113
* Alexander's, Inc. REIT                                    1,977           112
* Stellent Inc.                                             3,800           112
* Merix Corp.                                               6,500           112
  Chemed Corp.                                              3,300           112
* Spectrasite Holdings, Inc.                               31,140           112
  Casey's General Stores                                    7,500           112
  S & T Bancorp, Inc.                                       4,600           112
* Systems & Computer Technology Corp.                      10,800           112
* Shoe Carnival, Inc.                                       8,050           112
  Thomas Nelson, Inc.                                      10,050           112
* MRV Communications Inc.                                  26,288           111
* California Pizza Kitchen, Inc.                            4,500           111
  Sealed Air Corp. $2.00 Cvt. Pfd.                          2,660           110
  Penton Media, Inc. Class A                               17,600           110
* American Real Estate Partners, LP                        12,200           110
* Dollar Thrifty Automotive Group, Inc.                     7,100           110
  Berry Petroleum Class A                                   7,000           110
* Versicor, Inc.                                            5,400           110
* Navigators Group, Inc.                                    5,500           110
  Waypoint Financial Corp.                                  7,283           110
  K-Swiss, Inc.                                             3,300           110
* Power Integrations, Inc.                                  4,800           110
* Theragenics Corp.                                        11,116           110
  Alberto-Culver Co. Class A                                2,800           109
* Chiles Offshore, Inc.                                     5,500           109
* Zoll Medical Corp.                                        2,800           109
  Presidential Life Corp.                                   5,300           109
  CPB, Inc.                                                 3,700           109
  OceanFirst Financial Corp.                                4,500           109
* CMGI Inc.                                                66,697           109
  LSI Industries Inc.                                       6,246           109
  Connecticut Water Services, Inc.                          3,675           109
* Emisphere Technologies, Inc.                              3,400           108
* CIMA Labs Inc.                                            3,000           108
  First Place Financial Corp.                               6,880           108
* Quiksilver, Inc.                                          6,300           108
* Symyx Technologies                                        5,100           108
* BE Avionics Inc.                                         11,800           108
  National Health Investors REIT                            7,300           108
  Merchants Bancshares, Inc.                                4,500           108
  NBT Bancorp, Inc.                                         7,453           108
  Watsco, Inc.                                              7,600           108
  Westbanco Inc.                                            5,100           108
  NACCO Industries, Inc. Class A                            1,891           107
* Alliance Imaging, Inc.                                    8,800           107
  Lance, Inc.                                               7,500           107
* Redback Networks Inc.                                    27,100           107

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
* Benihana Inc. Class A                                     7,100           107
* TETRA Technologies, Inc.                                  5,100           107
  Seacoast Banking Corp. of Florida Class A                 2,300           107
  NUI Corp.                                                 4,500           107
* Witness Systems, Inc.                                     8,000           107
* Offshore Logistics, Inc.                                  6,000           107
* Bright Horizons Family Solutions, Inc.                    3,800           106
  Seacoast Financial Services Corp.                         6,200           106
  Blair Corp.                                               4,700           106
* Avatar Holding, Inc.                                      4,500           106
  F & M Bancorp                                             4,157           106
  Ryerson Tull, Inc.                                        9,591           106
  ChemFirst Inc.                                            4,400           105
* Information Resources, Inc.                              12,706           105
  Lindsay Manufacturing Co.                                 5,450           105
* Grey Wolf, Inc.                                          35,500           105
  AAR Corp.                                                11,700           105
* Concord Communications, Inc.                              5,100           105
* DDi Corp.                                                10,700           105
* ProBusiness Services, Inc.                                5,600           105
  First Financial Corp.-Indiana                             2,400           105
* McAfee.com Corp.                                          3,100           105
  Spiegel, Inc. Class A                                    23,100           105
* The TriZetto Group, Inc.                                  8,000           105
* Zomax Inc.                                               13,100           105
  Town & Country Trust REIT                                 5,000           105
* Caminus Corp.                                             4,540           104
* Molecular Devices Corp.                                   5,000           104
* Joy Global Inc.                                           6,200           104
* Atlas Air Worldwide Holdings, Inc.                        7,100           104
  Commercial Net Lease Realty REIT                          8,000           104
  Brown Shoe Company, Inc.                                  6,400           104
* Value Vision International, Inc. Class A                  5,300           104
* General Binding Corp.                                     8,028           104
* School Specialty, Inc.                                    4,527           104
* Kenneth Cole Productions, Inc.                            5,850           104
  Watts Industries Class A                                  6,900           104
* Computer Network Technology Corp.                         5,800           103
  Quaker Chemical Corp.                                     5,000           103
* SONICblue Inc.                                           25,490           103
  Hudson River Bancorp. Inc.                                4,700           103
  Simmons First National                                    3,200           103
* Sipex Corp.                                               8,000           103
* IDX Systems Corp.                                         7,900           103
* Applica Inc.                                             11,400           103
* Meritage Corp.                                            2,000           103
* Standard Microsystem                                      6,600           102
* Pinnacle Systems, Inc.                                   12,900           102
* NTELOS Inc.                                               6,600           102
* Traffix, Inc.                                            14,100           102
* OSCA, Inc.                                                4,900           102
  Avista Corp.                                              7,700           102
* Nuevo Energy Co.                                          6,800           102
* Federal Agricultural Mortgage Corp. Class A               3,500           102
  Columbia Bancorp                                          6,200           102
  Flagstar Bancorp, Inc.                                    5,050           102
* Amerco, Inc.                                              5,400           102
  Stewart & Stevenson Services, Inc.                        5,400           102
* QRS Corp.                                                 7,200           102
* InVision Technologies, Inc.                               3,400           101
* DMC Stratex Networks, Inc.                               13,000           101
  Universal Health Realty Income REIT                       4,300           101
* Aquila, Inc.                                              5,900           101
* Southwestern Energy Co.                                   9,700           101
* Telular Corp.                                            10,975           101
* Stratos Lightwave, Inc.                                  16,346           101
  BSB Bancorp, Inc.                                         4,237           100
  BankAtlantic Bancorp, Inc. Class A                       10,935           100
* SBA Communications Corp.                                  7,700           100
  Peoples Holding Co.                                       2,700           100
* Spanish Broadcasting System, Inc.                        10,100           100
  German American Bancorp                                   6,160           100
  Burlington Coat Factory Warehouse Corp.                   5,940           100
  Omega Financial Corp.                                     3,100           100
* SCM Microsystems, Inc.                                    6,800           100
* Miravant Medical Technologies                            10,300            99
* Electroglas, Inc.                                         6,700            99
* Foamex International, Inc.                               12,200            99
  Methode Electronics, Inc. Class A                        12,349            99
* Safeguard Scientifics, Inc.                              28,218            99
  Brookline Bancorp, Inc.                                   6,000            99
* Aspect Communications Corp.                              25,400            99
  Calgon Carbon Corp.                                      11,800            99
* American Medical Security Group, Inc.                     7,900            98
* Silicon Graphics, Inc.                                   46,804            98
  Central Parking Corp.                                     5,000             9
  Holly Corp.                                               5,100            98
* Virage Logic Corporation                                  5,100            98
* FuelCell Energy, Inc.                                     5,400            98
* United Surgical Partners Intl., Inc.                      4,625            98
* PTEK Holdings, Inc.                                      28,700            98
* JNI Corp.                                                11,700            97
* Pericom Semiconductor Corp.                               6,700            97
  Interface, Inc.                                          17,300            97
  Advanta Corp. Class A                                     9,763            97
  Redwood Trust, Inc. REIT                                  4,000            97

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
  Central Vermont Public Service Corp.                      5,800            97
* Artesyn Technologies, Inc.                               10,400            97
  First Financial Bancorp                                   5,482            97
* CorVel Corp.                                              2,950            97
* Salem Communications Corp.                                4,200            97
* Corixa Corp.                                              6,400            96
* Echelon Corp.                                             6,800            96
* MGI Pharma, Inc.                                          6,300            96
* Provident Financial Holdings, Inc.                        3,700            96
* SkillSoft Corp.                                           3,700            96
* FSI International, Inc.                                  10,400            96
  Riviana Foods, Inc.                                       5,400            96
* Neurogen Corp.                                            5,480            96
* Xicor, Inc.                                               8,600            95
* Cadiz Inc.                                               11,900            95
  CTS Corp.                                                 6,000            95
* RadiSys Corp.                                             4,850            95
* Ulticom, Inc.                                             9,468            95
* Proxim, Inc.                                              9,600            95
  Irwin Financial Corp.                                     5,600            95
* Young Broadcasting Inc.                                   5,300            95
* Jo-Ann Stores, Inc. Class A                              13,300            95
* Cobalt Corp.                                             14,900            95
  Taubman Co. REIT                                          6,400            95
  Middlesex Water Co.                                       2,800            95
  Datascope Corp.                                           2,800            95
  Corporate Office Properties Trust, Inc. REIT              8,000            95
  Kramont Realty Trust REIT                                 6,500            95
* Quovadx, Inc.                                            10,362            95
* Crown Cork & Seal Co., Inc.                              37,322            95
* Avid Technology, Inc.                                     7,800            95
  Hancock Fabrics, Inc.                                     7,200            95
* Modis Professional Services Inc.                         13,254            95
* Revlon, Inc. Class A                                     14,200            95
* Orchid Biosciences                                       17,100            94
* Trans World Entertainment Corp.                          12,350            94
  WSFS Financial Corp.                                      5,400            94
  Standard Commercial Tobacco Co.                           5,663            93
* URS Corp.                                                 3,400            93
* Embrex, Inc.                                              5,200            93
* Integrated Silicon Solution, Inc.                         7,600            93
* Vivus, Inc.                                              19,100            93
* Insurance Auto Auctions, Inc.                             6,400            93
* Wackenhut Corrections Corp.                               6,700            93
  Phillips-Van Heusen Corp.                                 8,500            93
* Cell Pathways, Inc.                                      13,300            93
* Insignia Financial Group, Inc.                            8,566            93
* Manufacturers' Services Limited                          14,800            93
* Instinet Group Inc.                                       9,200            92
* Dura Automotive Systems, Inc.                             8,393            92
* LTC Properties, Inc. REIT                                14,700            92
* Acuity Brands, Inc.                                       7,612            92
  Gerber Scientific, Inc.                                   9,900            92
* Viacom Inc. Class A                                       2,080            92
* Water Pik Technologies, Inc.                             10,589            92
  Equity Inns, Inc. REIT                                   13,900            92
  Kilroy Realty Corp. REIT                                  3,500            92
  Fidelity Bancorp, Inc.                                    3,300            92
  Coachmen Industries, Inc.                                 7,604            91
* Universal Electronics, Inc.                               5,300            91
* Mercator Software, Inc.                                  10,900            91
* Applied Molecular Evolution                               7,400            91
* PLATO Learning, Inc.                                      5,466            91
* Gulfmark Offshore, Inc.                                   3,200            91
* Progenics Pharmaceuticals, Inc.                           4,900            91
  Walter Industries, Inc.                                   8,000            90
  Inter-Tel, Inc.                                           4,700            90
* C-COR Electronics, Inc.                                   6,200            90
* Capstone Turbine Corp.                                   16,676            90
  NYMAGIC, Inc.                                             5,600            90
  McGrath Rent Corp.                                        2,400            90
  Horizon Financial Corp.                                   7,630            90
  Granite State Bankshares, Inc.                            3,800            90
  World Fuel Services Corp.                                 4,900            90
* Docucorp International                                   14,461            90
* Right Management Consultants, Inc.                        5,175            90
* DVI, Inc.                                                 5,200            89
* Chalone Wine Group Ltd.                                   9,210            89
* LendingTree, Inc.                                        15,100            89
  Standard Motor Products, Inc.                             6,400            89
  NCH Corp.                                                 1,700            89
* DigitalThink, Inc.                                        8,200            89
* Lantronix, Inc.                                          14,000            88
* ANADIGICS, Inc.                                           5,800            88
  General Cable Corp.                                       6,750            88
* United Defense Industries Inc.                            4,200            88
* American Italian Pasta Co.                                2,100            88
* Daisytek International Corp.                              6,700            88
  IRT Property Co. REIT                                     8,300            88
* Tesoro Petroleum Corp.                                    6,700            88
  Alico, Inc.                                               2,800            88
* dELiA*s Corp.                                            14,153            88
  Centennial Bancorp                                       11,865            88
* Cumulus Media Inc.                                        5,400            87
* Bone Care International, Inc.                             5,100            87
  Southwest Bancorp, Inc.                                   4,950            87
  Bandag, Inc.                                              2,500            87
  Pitt Des Moines, Inc.                                     2,800            87
  TF Financial Corp.                                        4,100            87
* Nortek, Inc.                                              3,100            86
* Kensey Nash Corp.                                         4,800            86
* Advanced Tissue Sciences Inc.                            19,800            86
  First Indiana Corp.                                       3,938            86
  Patriot Bank Corp.                                        8,100            86

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
* Factory 2-U Stores Inc.                                   4,300            86
* Lifeline Systems, Inc.                                    3,600            86
* DiamondCluster International, Inc.                        6,571            86
  Crown American Realty Trust REIT                         11,000            86
* Mesa Air Group Inc.                                      11,400            86
  Anthracite Capital Inc.                                   7,800            86
  UniFirst Corp.                                            3,800            86
  JP Realty Inc. REIT                                       3,600            86
  CB Bancshares Inc./Hawaii                                 2,420            86
* Regeneration Technologies, Inc.                           8,400            86
  Enron Corp.                                             142,290            85
* Oregon Steel Mills, Inc.                                 17,200            85
* Key Production Company, Inc.                              5,000            85
  Vesta Insurance Group, Inc.                              10,600            85
* Guess ?, Inc.                                            11,300            85
* Impax Laboratories, Inc.                                  6,300            85
* Kendle International Inc.                                 4,200            85
  BP Prudhoe Bay Royalty Trust                              5,700            85
* Strattec Security Corp.                                   2,400            85
* Inet Technologies, Inc.                                   8,000            85
* Hawthorne Financial Corp.                                 4,400            84
* MSCI, Inc.                                                3,600            84
* Covansys Corp.                                            9,400            84
* Group 1 Software, Inc.                                    5,400            84
* William Lyon Homes, Inc.                                  5,500            84
* W-H Energy Services, Inc.                                 4,400            84
* Omega Healthcare Investors, Inc. REIT                    13,900            84
  Flushing Financial Corp.                                  4,700            84
* Encore Wire Corp.                                         6,900            83
* Radiant Systems, Inc.                                     7,250            83
* Tollgrade Communications, Inc.                            2,500            83
  Tanger Factory Outlet Centers, Inc. REIT                  3,989            83
  MTS Systems Corp.                                         8,220            83
* Genesco, Inc.                                             4,000            83
* Capital Trust Class A                                    14,400            83
* RehabCare Group, Inc.                                     2,800            83
  Associated Estates Realty Corp. REIT                      9,000            83
  Oxford Industries, Inc.                                   3,500            83
* VTEL Corp.                                               19,200            83
* United Therapeutics Corp.                                 7,900            82
* Quaker City Bancorp, Inc.                                 2,750            82
* S&K Famous Brands Inc.                                    9,100            82
  Green Mountain Power Corp.                                4,400            82
* Arena Pharmaceuticals, Inc.                               6,808            82
  Lennox International Inc.                                 8,440            82
* Wellsford Real Properties Inc.                            4,256            82
* Value City Department Stores, Inc.                       17,400            82
* Inspire Pharmaceuticals, Inc.                             5,800            82
  United Mobile Homes, Inc. REIT                            6,700            82
  Bassett Furniture Industries, Inc.                        5,800            81
* Playboy Enterprises, Inc. Class B                         4,800            81
* Telik, Inc.                                               6,000            81
* Stoneridge, Inc.                                          8,900            81
* Beasley Broadcast Group, Inc.                             6,200            81
  Foster Wheeler Ltd.                                      15,800            81
* The Ackerley Group, Inc.                                  4,600            80
* Coldwater Creek Inc.                                      3,800            80
* American Physicians Capital, Inc.                         3,700            80
  National Presto Industries, Inc.                          2,900            80
* EMS Technologies, Inc.                                    5,000            80
* Charles River Associates Inc.                             3,900            80
  Wabash National Corp.                                    10,250            80
* Florida Banks, Inc.                                      13,100            80
* Mastec Inc.                                              11,475            80
  RFS Hotel Investors, Inc. REIT                            7,000            80
* Norstan, Inc.                                            14,700            80
  Consolidated-Tomoka Land Co.                              4,000            80
* Petrocorp, Inc.                                           8,822            79
* OPNET Technologies, Inc.                                  5,500            79
* Rainbow Technologies, Inc.                               10,700            79
* Iomega Corp.                                              9,480            79
  Bryn Mawr Bank Corp.                                      2,800            79
* Audiovox Corp.                                           10,600            79
  A.O. Smith Corp.                                          4,050            79
* Endocare, Inc.                                            4,400            79
* Corvas International, Inc.                               12,000            79
* Giant Industries, Inc.                                    8,500            78
* Consolidated Freightways Corp.                           15,400            78
* Centra Software, Inc.                                     9,788            78
  Medford Bancorp, Inc.                                     3,700            78
  Charter Municipal Mortgage Acceptance Co.                 4,800            78
  Strayer Education, Inc.                                   1,600            78
  Cascade Bancorp                                           4,824            78
* The Boyds Collection, Ltd.                               11,500            78
* SpaceLabs Medical, Inc.                                   6,400            78
  Southern Peru Copper Corp.                                6,500            78
* RCN Corp.                                                26,500            78
  Apex Mortgage Capital, Inc. REIT                          6,900            78
* Nu Horizons Electronics Corp.                             7,522            77
* Lexicon Genetics Inc.                                     6,700            77
* ArthroCare Corp.                                          4,300            77
* OTG Software, Inc.                                        7,700            77
* US Airways Group, Inc.                                   12,105            77
* United Capital Corp.                                      3,600            77
* Magellan Health Services, Inc.                           12,000            76
* Hologic, Inc.                                             8,200            76
  EastGroup Properties, Inc. REIT                           3,300            76
* Old Dominion Freight Line, Inc.                           6,000            76
* The Neiman Marcus Group, Inc. Class B                     2,561            76
* Duane Reade Inc.                                          2,500            76

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
* MemberWorks, Inc.                                         5,400            76
* Lexent Inc.                                              12,100            76
  Pulaski Financial Corp.                                   4,800            76
* Storage Computer Corp.                                   11,800            76
* Royal Appliance Manufacturing Co.                        15,114            75
  Heritage Financial Corp.                                  6,300            75
* Dobson Communications Corp.                               8,800            75
* AnswerThink Consulting Group, Inc.                       11,500            75
* Titanium Metals Corp.                                    18,800            75
* Terra Industries, Inc.                                   21,400            75
* Comstock Resources, Inc.                                 10,700            75
* Viewpoint Corp.                                          10,997            75
  Advanced Marketing Services                               4,100            75
  Ambanc Holding Co., Inc.                                  3,500            75
* TriPath Imaging, Inc.                                     9,900            75
  W Holding Co., Inc.                                       4,600            75
  Titan International, Inc.                                15,700            74
* Universal Access Global Holdings Inc.                    15,840            74
* Acacia Research Corp.                                     6,710            74
* Edgewater Technology, Inc.                               18,801            74
  U.S.B. Holding Co., Inc.                                  4,405            74
  Summit Bancshares, Inc.                                   4,100            74
  Mid Atlantic Realty Trust REIT                            4,750            74
* Aviall Inc.                                               9,775            74
* Cognizant Technology Solutions Corp.                      1,800            74
  Myers Industries, Inc.                                    5,403            74
  Angelica Corp.                                            6,800            74
* MicroStrategy Inc.                                       19,100            74
* Orbital Sciences Corp.                                   17,800            74
* Seitel, Inc.                                              5,400            73
* Remec, Inc.                                               7,350            73
* Genuity Inc.                                             46,472            73
  Midas Inc.                                                6,383            73
  Roadway Corp.                                             2,000            73
* Mail-Well, Inc.                                          17,900            73
* Goody's Family Clothing                                  17,400            73
* Diversa Corp.                                             5,161            73
* Capital Corp. of the West                                 4,935            73
  Alamo Group, Inc.                                         5,100            73
* Forrester Research, Inc.                                  3,600            73
* Buckeye Technology, Inc.                                  6,300            72
* Innotrac Corp.                                           10,500            72
* Korn/Ferry International                                  6,800            72
* Liberty Digital, Inc.                                    20,900            72
* Pre-Paid Legal Services, Inc.                             3,300            72
  Pacific Capital Bancorp                                   2,600            72
* MetaSolv, Inc.                                            9,200            72
* Intuitive Surgical, Inc.                                  7,200            72
  ABM Industries                                            2,300            72
  Caraustar Industries, Inc.                               10,400            72
  Winston Hotels, Inc. REIT                                 9,300            72
* Bel Fuse, Inc. Class A                                    3,000            72
  State Financial Services Corp.Class A                     6,200            72
* Syms Corp.                                               12,600            72
* PDI, Inc.                                                 3,200            71
  TC Pipelines, LP                                          2,800            71
* Cygnus Inc.                                              13,588            71
* Designs, Inc.                                            22,750            71
* Versant Corp.                                            17,500            71
  Correctional Properties Trust REIT                        4,200            71
  Cadmus Communications                                     6,600            71
* Optical Communication Products, Inc.                     18,000            71
* Friendly Ice Cream Corp.                                 17,900            71
* Boyd Gaming Corp.                                        10,900            71
* Helen of Troy Corp.                                       5,700            71
* Martha Stewart Living Omnimedia, Inc.                     4,300            71
* Technology Solutions Co.                                 31,750            70
* Navigant International, Inc.                              6,144            70
* Aerosonic Corp.                                           3,700            70
* Strategic Diagnostics Inc.                                9,900            70
* Regent Communications, Inc.                              10,400            70
* National Dentex Corp.                                     2,900            70
  First South Bancorp, Inc.                                 2,100            70
* Aphton Corp.                                              4,800            70
* PriceSmart, Inc.                                          2,000            70
  Zenith National Insurance Corp.                           2,500            70
* International Specialty Products, Inc.                    7,800            70
* Vical, Inc.                                               5,700            70
  HMN Financial, Inc.                                       4,500            70
  Ameriserv Financial Inc.                                 14,500            70
* NS Group Inc.                                             9,300            70
* Dave & Busters                                           11,077            70
* Roxio, Inc.                                               4,196            69
* Diametrics Medical, Inc.                                 12,200            69
* Trammell Crow Co.                                         5,900            69
* General Maritime Corp.                                    6,900            69
  Newmil Bancorp, Inc.                                      4,700            69
* Acceptance Insurance Cos. Inc.                           13,500            69
* Stein Mart, Inc.                                          8,200            69
  Owens & Minor, Inc. Holding Co.                           3,700            68
* Three-Five Systems, Inc.                                  4,300            68
* K2 Inc.                                                   9,464            68
* Sanchez Computer Associates, Inc.                         7,962            68
* Avigen, Inc.                                              5,900            68
* GenesisIntermedia Inc.                                   11,500            68
* Mapics Inc.                                              11,000            68
  Financial Industries Corp.                                5,000            68
  Sizzlers Property Investors, Inc. REIT                    7,500            68
34
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
* Per-Se Technologies, Inc.                                 6,284            68
* Workflow Management, Inc.                                14,109            67
* iGATE Capital Corp.                                      16,400            67
* ParkerVision, Inc.                                        3,200            67
  Great Southern Bancorp, Inc.                              2,200            67
  FNB Financial Services Corp.                              4,600            67
* The Buckle, Inc.                                          3,000            67
* ChipPAC, Inc.                                             9,000            67
* Zygo Corp.                                                4,200            67
  Carbo Ceramics Inc.                                       1,700            67
* WJ Communications, Inc.                                  18,200            66
* World Acceptance Corp.                                    9,100            66
  Timberline Software Corp.                                11,058            66
* Aether Systems, Inc.                                      7,200            66
* Maxim Pharmaceuticals, Inc.                               9,600            66
  Atlantic Tele-Network, Inc.                               4,680            66
* Lydall, Inc.                                              6,600            66
  Atlanta Sosnoff Capital                                   6,400            66
* MapInfo Corp.                                             4,200            66
* Spectranetics Corp.                                      18,400            66
* Resources Connection, Inc.                                2,500            66
* VitalWorks Inc.                                          11,600            66
* Sorrento Networks Corp.                                  18,200            65
  Movado Group, Inc.                                        3,400            65
  Spartan Motors, Inc.                                     10,200            65
* Landstar System, Inc.                                       900            65
* Crossroads Systems, Inc.                                 14,500            65
* Medical Action Industries Inc.                            4,200            65
* Triumph Group, Inc.                                       2,000            65
* Jones Lang Lasalle Inc.                                   3,600            65
  BNP Residential Properties, Inc.                          6,300            65
* Zebra Technologies Corp. Class B                          1,170            65
* Navigant Consulting, Inc.                                11,800            65
* TransMontaigne Inc.                                      11,900            65
  LSB Corporation                                           5,100            65
  Hopfed Bancorp, Inc.                                      5,400            65
  Virco Manufacturing Corp.                                 6,469            65
* Gadzooks, Inc.                                            4,700            65
  North Valley Bancorp                                      4,700            64
* Davox Corp.                                               6,650            64
* ON Semiconductor Corp.                                   30,903            64
* Hoenig Group, Inc.                                        6,100            64
  MutualFirst Financial Inc.                                4,213            64
* Computer Horizons Corp.                                  19,800            64
  Mills Corp. REIT                                          2,400            64
  The Stride Rite Corp.                                     9,700            64
* Portal Software, Inc.                                    30,500            63
* NetRatings, Inc.                                          4,040            63
* Planar Systems, Inc.                                      3,000            63
* ePresence, Inc.                                          15,100            63
* Syntroleum Corp.                                          8,900            63
* CryoLife Inc.                                             2,100            63
  BCSB Bankcorp, Inc.                                       6,800            63
* The Good Guys, Inc.                                      15,800            63
* MEMC Electronic Materials, Inc.                          17,700            63
* Organogenesis, Inc.                                      13,076            63
* Genzyme Molecular Oncology                                7,821            63
* Kadant Inc.                                               4,310            62
  HEICO Corp. Class A                                       4,609            62
* Caliper Technologies Corp.                                3,980            62
* Net2Phone, Inc.                                           9,200            62
* Allen Telecom Inc.                                        7,300            62
* Genome Therapeutics Corp.                                 9,090            62
  Mueller (Paul) Co.                                        2,100            62
* U.S. Energy Corp.                                        12,800            61
* I.D. Systems, Inc.                                        5,800            61
* Management Network Group Inc.                             8,900            61
* Armstrong Holdings, Inc.                                 18,000            61
* Symmetricom Inc.                                          8,050            61
* SBS Technologies, Inc.                                    4,200            61
* Adolor Corp.                                              3,400            61
  MacDermid, Inc.                                           3,600            61
* Digital Lightwave, Inc.                                   6,500            61
* Petroleum Helicopters, Inc.                               3,100            61
* Unifi, Inc.                                               8,400            61
  Massbank Corp.                                            1,700            61
* Ditech Communications Corp.                              10,100            61
* Enesco Group, Inc.                                        9,600            60
* Specialty Laboratories, Inc.                              2,200            60
* Pegasystems Inc.                                         13,900            60
* Ampal-American Israel Corp.                              10,600            60
* hi/fn, inc                                                4,167            60
* America West Holdings Corp.Class B                       17,200            60
  Prime Group Realty Trust REIT                             6,500            60
* QCF Bancorp, Inc.                                         2,200            60
* IXYS Corp.                                                7,400            60
  Covest Bankshares, Inc.                                   3,200            60
* Covista Communications, Inc.                              6,200            60
  Gold Banc Corp., Inc.                                     8,400            60
* Ace Cash Express, Inc.                                    6,350            60
* Internet Capital Group, Inc.                             49,300            60
  Maine Public Service Co.                                  2,000            60
  Hunt Corp.                                                7,700            59
* Interdigital Communications Corp.                         6,100            59
  Arch Chemicals, Inc.                                      2,550            59
* V.I. Technologies, Inc.                                   8,500            59
* Lifecore Biomedical Inc.                                  5,300            59
* Paradigm Medical Industries, Inc.                        24,000            59
* Todhunter International, Inc.                             6,700            59
* Todd Shipyards Corp.                                      6,565            58
* Impco Technologies Inc.                                   4,600            58
  Oneida Ltd.                                               4,500            58
* Energy Partners, Ltd.                                     7,700            58
* Aware, Inc.                                               7,000            58
* Elizabeth Arden, Inc.                                     3,800            58
  Florida East Coast Industries, Inc.Class B                2,772            58

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
* The Profit Recovery Group International, Inc.             7,100            58
* SpeechWorks International Inc.                            5,140            58
* Pharmacyclics, Inc.                                       5,800            58
* Layne Christensen Co.                                     7,200            58
* 3 Dimensional Pharmaceuticals                             6,776            58
  HF Financial Corp.                                        5,200            57
* PC-Tel, Inc.                                              5,900            57
* Northwest Pipe Co.                                        3,500            57
* 1-800 CONTACTS, Inc.                                      4,600            57
* Silicon Image, Inc.                                      15,200            57
* Trex Co., Inc.                                            3,000            57
* Midwest Express Holdings, Inc.                            3,900            57
* Curative Health Services Inc.                             4,200            57
* Software Spectrum, Inc.                                   3,600            56
* Nashua Corp.                                              9,686            56
* Gulf Island Fabrication, Inc.                             4,500            56
* EXE Technologies, Inc.                                   11,056            56
* NASSDA Corp.                                              2,500            56
* Momentum Business Applications, Inc.                      2,814            56
  Herbalife International Class A                           3,933            56
  Bank of the Ozarks, Inc.                                  2,200            56
* Deltagen, Inc.                                            6,064            56
* ITXC Corp.                                                7,700            55
  Omnova Solutions Inc.                                     8,100            55
* Clayton Williams Energy, Inc.                             4,200            55
  Puerto Rican Cement Co., Inc.                             2,900            55
* infoUSA Inc.                                              7,884            55
* Oplink Communications, Inc.                              28,985            55
* Cole National Corp. Class A                               3,300            55
* Pinnacle Entertainment, Inc.                              9,000            54
  Pilgrim's Pride Corp.                                     4,000            54
* Active Power, Inc.                                        7,946            54
* Multex.com Inc.                                          12,000            54
* Transmeta Corp.                                          23,542            54
* Mossimo, Inc.                                            15,400            54
* Illumina, Inc.                                            4,580            54
* Dyax Corp.                                                4,892            54
* Proton Energy Systems, Inc.                               6,500            54
* Sequenom, Inc.                                            5,020            54
* Mesaba Holdings, Inc.                                     7,500            53
  Superior Uniform Group, Inc.                              5,900            53
  Deb Shops, Inc.                                           2,200            53
* LCC International, Inc. Class A                           7,300            53
* Acmat Corp. Class A                                       7,000            53
* Phoenix Technologies Ltd.                                 4,570            53
  SLI, Inc.                                                20,350            53
  Cash America International Inc.                           6,200            53
* Pozen Inc.                                               10,000            53
* Superior Consultant Holdings Corp.                        6,200            52
* Wiser Oil Co.                                             9,700            52
* Stratus Properties Inc.                                   6,100            52
* AP Pharma Inc.                                           18,500            52
* Kana Software, Inc.                                       2,655            52
* PRAECIS Pharmaceuticals Inc.                              8,874            52
  International Shipholding Corp.                           8,075            52
  Oil-Dri Corp. of America                                  6,800            52
  Team Financial, Inc.                                      6,000            52
  Fedders Corp.                                            16,900            51
  Bridge View Bancorp                                       3,341            51
* Centillium Communications, Inc.                           6,520            51
* Rochester Medical Corp.                                   9,300            51
* Mississippi Chemical Corp.                               18,100            51
* General Communication, Inc.                               6,000            51
* Actuate Software Corp.                                    9,700            51
* Heidrick & Struggles International, Inc.                  2,800            51
* Genlyte Group, Inc.                                       1,700            51
* Somera Communications, Inc.                               6,700            51
* Geron Corp.                                               5,800            50
* eResearch Technology, Inc.                                4,300            50
* COMARCO, Inc.                                             3,300            50
* Jenny Craig Inc.                                         16,300            50
* Nanogen, Inc.                                             8,700            50
* Hyseq, Inc.                                               6,500            50
* NMS Communications Corp.                                 10,400            50
* Nuance Communications Inc.                                5,500            50
  Century Bancorp, Inc. Class A                             2,500            50
  Donnelly Corp.                                            3,800            50
* SoundView Technology Group, Inc.                         21,400            50
  CPI Corp.                                                 3,000            50
  Wainwright Bank & Trust Co.                               6,710            50
* McMoRan Exploration Co.                                   8,597            50
* Advance Auto Parts, Inc.                                  1,000            50
* Argonaut Technologies Inc.                               11,700            49
* Wireless Facilities, Inc.                                 7,300            49
* Troy Group, Inc.                                         12,100            49
* Health Management Systems, Inc.                          15,553            49
* APAC Teleservices, Inc.                                  18,800            49
* Tower Automotive, Inc.                                    5,400            49
* SITEL Corp.                                              20,300            49
  Tecumseh Products Co. Class B                             1,000            49
* Sangamo BioSciences, Inc.                                 5,200            49
* EEX Corp.                                                26,348            48
* Zonagen, Inc.                                             6,900            48
* First Republic Bank                                       2,000            48
* Laser Vision Centers, Inc.                               23,300            48
  First Financial Bankshares, Inc.                          1,600            48
* American Bank Note Holographics, Inc.                    29,900            48
* Rudolph Technologies, Inc.                                1,400            48
* H Power Corp.                                            15,296            48
* Paradyne Networks, Inc.                                  12,200            48
* IKOS Systems, Inc.                                        4,000            47

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
  Bowne & Co., Inc.                                         3,700            47
* Department 56 Inc.                                        5,505            47
  Keithley Instruments Inc.                                 2,800            47
* NTL Inc.                                                 50,224            47
  Reckson Associates Realty Corp. Class B REIT              1,840            47
* Next Level Communications, Inc.                          14,000            47
* Mobius Management Systems, Inc.                          15,600            47
* CSK Auto Corp.                                            4,700            47
* MIPS Technologies, Inc. Class B                           5,846            47
* Bottomline Technologies, Inc.                             4,300            47
* FalconStor Software, Inc.                                 5,140            47
* Huttig Building Products, Inc.                            7,622            46
* Computer Task Group, Inc.                                11,800            46
* Mortons Restaurant Group                                  4,056            46
* Imagistics International Inc.                             3,758            46
* Stamps.Com Inc.                                          12,900            46
* Winter Sports Inc.                                        2,425            46
* World Wrestling Federation Entertainment, Inc.            3,500            46
* SciClone Pharmaceuticals, Inc.                           15,300            46
  Energy West Inc.                                          4,000            46
  Koss Corp.                                                3,200            46
* Alcide Corp.                                              1,900            46
* TTM Technologies, Inc.                                    4,500            46
* Buca, Inc.                                                2,800            45
  Lillian Vernon Corp.                                      6,800            45
* Western Multiplex Corp.                                   8,372            45
* First Union Real Estate REIT                             18,980            45
* Titan Pharmaceuticals, Inc.                               4,600            45
* BayCorp Holdings, Ltd.                                    4,800            45
* ZixIt Corp.                                               8,900            45
* Torch Offshore, Inc.                                      7,500            45
  Ziegler Cos., Inc.                                        3,000            45
* United Natural Foods, Inc.                                1,800            45
* iManage, Inc.                                             5,699            45
* New Focus, Inc.                                          11,800            45
* ePlus Inc.                                                4,700            45
* Rohn Industries Inc.                                     21,700            45
* Century Business Services, Inc.                          19,400            45
  Meridian Bioscience Inc.                                  7,400            45
  Tremont Corp.                                             1,542            45
* Valence Technology Inc.                                  13,200            44
* Signal Technology Corp.                                   7,747            44
* Black Hawk Gaming & Development Co., Inc.                 4,000            44
* Texas Biotechnology Corp.                                 6,800            44
* Perry Ellis International Corp.                           4,650            44
* Mattson Technology, Inc.                                  5,000            44
* Divine Inc.                                              59,396            44
* UTStarcom, Inc.                                           1,540            44
  Schnitzer Steel Industries, Inc. Class A                  3,200            44
* Westell Technologies, Inc.                               16,500            44
  Allen Organ Co.                                           1,400            44
* Intelidata Technologies Corp.                            15,300            43
* Lipid Sciences, Inc.                                      5,577            43
* Freeport-McMoRan Copper & Gold, Inc. Class A              3,348            43
  Greater Delaware Valley Savings Bank                      1,575            43
* Serologicals Corp.                                        2,000            43
* Horizon Offshore, Inc.                                    5,700            43
  Resource America, Inc.                                    4,600            43
* Wright Medical Group, Inc.                                2,400            43
* BSQUARE Corp.                                            10,300            43
* Hexcel Corp.                                             13,900            43
* Applied Innovation Inc.                                   6,900            43
* I-STAT Corp.                                              5,400            43
* Oxigene, Inc.                                            13,800            42
* Tumbleweed Communications Corp.                           7,120            42
* Intermagnetics General Corp.                              1,632            42
* Griffin Land & Nurseries, Inc.                            3,100            42
* Owens Corning                                            22,200            42
* NaPro BioTherapeutics, Inc.                               3,700            42
* Art Technology Group, Inc.                               12,100            42
* Sunrise Telecom Inc.                                     10,500            42
* iVillage Inc.                                            22,010            42
* Curon Medical Inc.                                        9,500            42
* Greka Energy Corp.                                        4,820            42
  Codorus Valley Bancorp, Inc.                              2,893            41
* Clarent Corp.                                             7,700            41
  Tech/Ops Sevcon, Inc.                                     5,700            41
* McLeodUSA, Inc. Class A                                 111,490            41
  USG Corp.                                                 7,200            41
  BancFirst Ohio Corp.                                      1,700            41
* Key3Media Group, Inc.                                     7,700            41
  A. Schulman Inc.                                          3,000            41
* Metromedia Fiber Network, Inc.                           92,990            41
* Labor Ready, Inc.                                         8,000            41
* Universal American Financial Corp.                        6,000            41
* VaxGen, Inc.                                              3,500            41
* Carriage Services, Inc.                                   7,700            41
* EntreMed, Inc.                                            4,800            41
* ORATEC Interventions, Inc.                                6,228            40
* Inforte Corp.                                             2,884            40
  A.M. Castle & Co.                                         4,900            40
* Glenayre Technologies, Inc.                              24,600            40
* HomeStore.com, Inc.                                      20,000            40
* Pumatech, Inc.                                           15,500            40
* Viasys Healthcare Inc.                                    1,974            40
* Click Commerce, Inc.                                     12,600            40
* Startek, Inc.                                             2,100            40
* SureBeam Corp.                                            3,800            40
* Digex, Inc.                                              13,300            40

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
* Daily Journal Corp.                                       1,700            40
  Capitol Bancorp Ltd.                                      2,969            39
* Selectica, Inc.                                           6,500            39
  Sauer-Danfoss, Inc.                                       4,900            39
* MCG Capital Corp.                                         2,200            39
* Columbia Banking System, Inc.                             3,000            39
* Garden Fresh Restaurant Corp.                             5,900            39
* Novoste Corp.                                             4,400            38
* Actuant Corp.                                             1,140            38
* Datastream Systems, Inc.                                  6,200            38
* RMH Teleservices, Inc.                                    2,000            38
  ISCO, Inc.                                                3,800            38
* CenterSpan Communications Corp.                           4,000            38
* eXegenics Inc.                                           11,400            38
  Milacron Inc.                                             2,400            38
* Vestcom International, Inc.                              17,400            38
  Empire District Electric Co.                              1,800            38
  Curtiss-Wright Corp. Class B                                812            38
* Immersion Corp.                                           5,600            38
  Commonwealth Industries Inc.                              8,000            38
* Blount International, Inc.                               11,937            37
* ONYX Software Corp.                                       9,600            37
* American Pharmaceuticals Partners, Inc.                   1,800            37
* Aksys, Ltd.                                               8,000            37
* DutchFork Bancshares, Inc.                                1,800            37
  Comm Bancorp, Inc.                                        1,300            37
* Petroleum Development Corp.                               6,000            37
* Hartmarx Corp.                                           22,300            37
* Xanser Corp.                                             18,284            37
* OAO Technology Solutions, Inc.                           15,061            37
* Biosite Inc.                                              2,000            37
* Support.com, Inc.                                         5,840            37
* J. Jill Group, Inc.                                       1,700            37
* Blue Martini Software, Inc.                              12,132            37
  BMC Industries, Inc.                                     17,637            36
* Targeted Genetics Corp.                                  13,400            36
* DT Industries, Inc.                                       6,600            36
  Oak Hill Financial, Inc.                                  2,300            36
* Kaiser Aluminum Corp.                                    22,300            36
* Tejon Ranch Co.                                           1,510            36
  Synalloy Corp.                                           10,400            36
* Ciphergen Biosystems, Inc.                                4,500            36
* SpeedFam-IPEC, Inc.                                      12,002            36
* Rehabilicare, Inc.                                        6,880            35
* Critical Path, Inc.                                      12,800            35
* Track Data Corp.                                         24,000            35
* SpectRx, Inc.                                             5,074            35
* Maxxam Inc.                                               2,000            35
* First Mariner Bancorp, Inc.                               3,800            35
* Be Free, Inc.                                            16,400            35
* Sirenza Microdevices, Inc.                                5,700            35
* Park-Ohio Holdings Corp.                                 10,800            34
* HotJobs.com Ltd.                                          3,300            34
* Galyan's Trading Co.                                      2,400            34
  SJW Corp.                                                   400            34
* Dynamics Research Corp.                                   1,900            34
  Met-Pro Corp.                                             2,600            34
* Comshare                                                 11,653            34
* Esperion Therapeutics, Inc.                               4,600            34
* U.S. Industries, Inc.                                    13,190            34
* Saba Software, Inc.                                       6,456            34
  Penford Corp.                                             2,700            34
* Allscripts Healthcare Solutions, Inc.                    10,300            33
* eCollege.com Inc.                                        10,500            33
* DJ Orthopedics Inc.                                       2,500            33
* Luby's, Inc.                                              5,800            33
  Boston Private Financial Holdings, Inc.                   1,500            33
* Lawson Software                                           2,100            33
* WatchGuard Technologies, Inc.                             5,000            33
* SIGA Technologies, Inc.                                  11,200            32
  Investors Title Co.                                       2,100            32
* MTI Technology Corp.                                     18,000            32
* Systemax Inc.                                            13,500            32
* SignalSoft Corp.                                          7,244            32
* M&F Worldwide Corp.                                       7,500            32
* AT&T Latin America Corp.Class A                          27,300            32
* Conrad Industries, Inc.                                   6,200            32
* Wesco International, Inc.                                 6,450            32
* The Meridian Resource Corp.                               8,000            32
* Vyyo Inc.                                                22,000            32
* Digi International, Inc.                                  5,000            32
* Lazare Kaplan International, Inc.                         4,600            32
* Eden Bioscience Corp.                                     6,245            32
* FARO Technologies, Inc.                                  14,100            32
  Community Bank System, Inc.                               1,200            31
* Millennium Cell Inc.                                      6,000            31
* Integrated Electrical Services, Inc.                      6,100            31
* Digitas Inc.                                              7,756            31
* Ventiv Health, Inc.                                       8,506            31
* Consumer Portfolio Services, Inc.                        22,700            31
* Aclara Biosciences, Inc.                                  6,120            31
* Peco II, Inc.                                             5,204            31
* Nabi                                                      3,000            31
* BTU International, Inc.                                   7,100            31
* Numerex Corp.                                             4,100            31
* Mechanical Technology Inc.                               11,100            30
* Ramtron International Corp.                               6,760            30
* Clark/Bardes Inc.                                         1,200            30
  Blimpie International, Inc.                              10,900            30
  Greater Community Bancorp                                 2,567            30
* GP Strategies Corp.                                       7,900            30
* Internap Network Services Corp.                          25,800            30
* Tradestation Group Inc.                                  19,060            30

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
  Amcast Industrial Corp.                                   5,504            30
* Medialink Worldwide, Inc.                                11,300            30
* Lancer Corp.                                              5,902            30
* Earthshell Corp.                                         14,700            29
* Covanta Energy Corp.                                      6,500            29
* Skechers U.S.A., Inc.                                     2,000            29
* Interactive Intelligence Inc.                             4,200            29
* E-LOAN, Inc.                                             15,800            29
* ScreamingMedia Inc.                                      13,200            29
* PracticeWorks Inc.                                        2,900            29
* Marvel Enterprises Inc.                                   7,600            29
* Resonate Inc.                                            10,230            29
* V-One Corp.                                              19,900            28
* National Information Consortium, Inc.                     8,900            28
* Netro Corp.                                               7,700            28
* Candela Corp.                                             7,150            28
* Franklin Electronic Publishers, Inc.                     20,000            28
* Brightpoint, Inc.                                         8,900            28
  Vital Signs, Inc.                                           800            28
* Seven Seas Petroleum Inc.                                13,200            28
  Landmark Bancorp Inc.                                     1,365            28
* Mayor's Jeweler's, Inc.                                  17,400            28
* QAD Inc.                                                  9,500            28
* PICO Holdings, Inc.                                       2,202            28
  Three Rivers Bancorp, Inc.                                2,200            28
* Fairchild Corp.                                           9,441            27
  Suffolk Bancorp                                             500            27
* Crown Media Holdings, Inc.                                2,400            27
* Viant Corp.                                              16,200            27
  Gray Communications Systems, Inc. Class B                 2,600            27
* New Frontier Media, Inc.                                  9,000            27
* Kforce Inc.                                               4,289            27
* RWD Technologies, Inc.                                   10,400            27
* Equinix, Inc.                                             9,280            27
  Analysts International Corp.                              6,500            27
* Variagenics, Inc.                                         8,700            27
* Curis, Inc.                                               4,770            27
* Encore Acquisition Co.                                    2,000            27
* Interland Inc.                                           12,600            27
* Omega Worldwide, Inc.                                    16,295            27
* Cosine Communications, Inc.                              17,060            26
* International Multifoods Corp.                            1,100            26
* TSR, Inc.                                                 4,600            26
* Wave Systems Corp.                                       11,700            26
* Netopia, Inc.                                             4,700            26
* Packeteer, Inc.                                           3,500            26
* Lynx Therapeutics Inc.                                    6,400            26
* BindView Development Corp.                               12,800            26
* Uniroyal Technology Corp.                                 8,000            26
* Advanced Magnetics, Inc.                                  7,100            26
* Big Dog Holdings, Inc.                                    8,100            25
* MedCath Corp.                                             1,500            25
* Diacrin, Inc.                                            13,600            25
* Correctional Services Corp.                              12,597            25
* Hector Communications Corp.                               1,500            25
* Wyndham International, Inc.Class A                       44,326            25
* BioSphere Medical Inc.                                    2,200            25
* Jos. A. Bank Clothiers, Inc.                              3,500            25
* Terex Corp.                                               1,400            25
* Strategic Distribution, Inc.                              4,020            25
  Urstadt Biddle Properties REIT                            2,300            24
* Auspex Systems, Inc.                                     13,600            24
* Clarus Corp.                                              3,900            24
* COMFORCE Corp.                                           20,213            24
* California Amplifier, Inc.                                3,900            24
* Cysive, Inc.                                              8,500            24
* j2 Global Communications, Inc.                            4,825            24
* Transcontinental Realty Investors, Inc. REIT              1,485            24
* Zoltek Cos., Inc.                                        10,000            24
* Alteon, Inc.                                              5,200            24
  Ampco-Pittsburgh Corp.                                    2,200            24
* TiVo Inc.                                                 3,600            24
* J Net Enterprises, Inc.                                   9,100            24
  Konover Property Trust, Inc.REIT                         15,700            24
* Neogen Corp.                                              1,300            24
* Predictive Systems, Inc.                                 12,000            24
* Cannondale Corp.                                         10,400            23
* Material Sciences Corp.                                   2,300            23
* Webco Industries, Inc.                                    8,300            23
* Capital Pacific Holdings, Inc.                            5,100            23
* Integrated Telecom Express, Inc.                         13,240            23
* Avici Systems Inc.                                        7,960            23
* American Residential Investment Trust, Inc. REIT         11,000            23
* Encompass Services Corp.                                  7,880            23
* Infogrames, Inc.                                          3,220            23
* U.S. Energy Systems, Inc.                                 5,000            23
* Liquid Audio, Inc.                                        9,700            23
  Mid-State Bancshares                                      1,400            23
* Trico Marine Services, Inc.                               3,000            23
* Switchboard Inc.                                          6,964            23
  Gulf West Banks, Inc.                                     2,323            23
* Steven Madden, Ltd.                                       1,600            23
* Hypercom Corp.                                            3,000            23
* Remington Oil & Gas Corp.                                 1,300            22
* Neoforma, Inc.                                              770            22
* Inverness Medical Innovations, Inc.                       1,240            22
* Netscreen Technologies, Inc.                              1,000            22
* Synagro Technologies Inc.                                10,100            22
* Callon Petroleum Co.                                      3,200            22
* Paragon Technologies, Inc.                                2,500            22

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
* Autobytel Inc.                                           12,610            22
* Extensity, Inc.                                           9,920            22
  Humphrey Hospitality Trust, Inc. REIT                     7,300            22
* Lakes Gaming, Inc.                                        3,462            21
* Gainsco, Inc.                                            13,400            21
* Neon Communications, Inc.                                 7,900            21
* Ceres Group, Inc.                                         5,800            21
* Carrier Access Corp.                                      7,300            21
* WHX Corp.                                                13,700            21
* Worldwide Restaurant Concepts Inc.                       17,600            21
* Choice One Communications Inc.                            5,968            21
* Cone Mills Corp.                                         11,600            21
* Danielson Holdings Corp.                                  4,700            21
* Magnatek                                                  2,300            21
* eSPEED, Inc.                                              2,500            21
* SYNAVANT Inc.                                             5,170            21
  California Water Service Group                              800            21
* Hecla Mining Co.                                         21,900            21
* Interleukin Genetics, Inc.                               15,100            21
* Larscom, Inc. Class A                                    19,000            21
* LCA-Vision, Inc.                                         23,300            21
* On Command Corp.                                          6,700            20
* Aspect Medical Systems, Inc.                              2,036            20
* EPIQ Systems, Inc.                                        1,050            20
* Sonic Innovations, Inc.                                   4,400            20
* Travelocity.com Inc.                                        700            20
* Docent, Inc.                                              6,250            20
* SatCon Technology Corp.                                   3,807            20
* Latitude Communications, Inc.                             7,400            20
* Prima Energy Corp.                                          900            20
* Tenneco Automotive, Inc.                                  9,560            20
* Lexar Media, Inc.                                         7,360            19
* United PanAm Financial Corp.                              4,000            19
* Ask Jeeves, Inc.                                          5,700            19
* ActionPoint, Inc.                                        11,900            19
* Gilman & Ciocia, Inc.                                     8,400            19
  Webster City Federal Bancorp                              1,200            19
* Electric Fuel Corp.                                      11,500            19
  Washington Trust Bancorp, Inc.                            1,000            19
* Baldwin Technology Class A                               15,700            19
* Federal-Mogul Corp.                                      24,000            19
* Nutrition 21 Inc.                                        26,700            19
* Gaylord Container Corp.                                  18,600            19
  Foothill Independent Bancorp                              1,488            19
* LightPath Technologies, Inc.                              5,200            18
* Frontstep, Inc.                                           3,500            18
* Ultra Petroleum Corp.                                     3,000            18
* W.R. Grace & Co.                                         11,700            18
* TCSI Corp.                                               23,800            18
* Checkers Drive-In Restaurants, Inc.                       2,950            18
* AMC Entertainment, Inc.                                   1,500            18
* Harken Energy Corp.                                      14,490            18
* Niku Corp.                                               11,000            18
* The Gymboree Corp.                                        1,500            18
* Applied Microsystems Corp.                               17,000            18
* Katy Industries, Inc.                                     5,200            18
  Commonwealth Bancorp                                        800            18
* Rocky Mountain Chocolate Factory, Inc.                    1,243            18
* Twinlab Corp.                                            13,100            18
* Tut Systems, Inc.                                         7,600            18
* SRI/Surgical Express, Inc.                                1,100            18
* o2wireless Solutions, Inc.                               10,100            18
* Lifeway Foods, Inc.                                       2,600            18
* LookSmart, Ltd.                                          12,500            18
* Applix, Inc.                                             12,500            17
  Urstadt Biddle Properties REIT Class A                    1,700            17
* E-Z-EM, Inc. Class A                                      3,000            17
* NeoRx Corp.                                               3,000            17
* Immune Response                                          12,800            17
* VA Software Corp.                                         6,969            17
  Sterling Financial Corp.                                    700            17
* VerticalNet, Inc.                                        12,100            17
  Herbalife International Class B                           1,267            17
* KCS Energy, Inc.                                          5,300            17
* Deltek Systems, Inc.                                      3,700            16
* CacheFlow Inc.                                            6,097            16
* MeriStar Hotels & Resorts, Inc.REIT                      23,600            16
* United Online, Inc.                                       3,876            16
* Insmed Incorporated                                       4,250            16
* Multilink Technology Corp.                                2,500            16
* barnesandnoble.com inc                                   10,500            16
  Westpoint Stevens, Inc.                                   6,600            16
* Level 8 Systems Inc.                                      5,900            16
* ITC DeltaCom, Inc.                                       18,400            16
* US SEARCH.com Inc.                                       17,300            16
* Artisoft, Inc.                                            9,300            16
* FairMarket, Inc.                                         14,140            16
* Emergent Information Technologies, Inc.                   6,100            16
* INT Media Group, Inc.                                     8,300            16
* Procom Technology, Inc.                                   4,900            16
* Alpine Group, Inc.                                        9,200            16
* eXcelon Corp.                                            13,297            16
* LMI Aerospace, Inc.                                       3,600            16
* Previo, Inc.                                              9,417            16
* Metawave Communications Corp.                             4,964            15
* Impreso, Inc.                                             5,300            15
  National Service Industries, Inc.                         7,612            15
* NewPower Holdings, Inc.                                  20,735            15
* Optika Inc.                                              14,600            15
* Optical Cable Corp.                                       9,400            15
* Viasystems Group, Inc.                                   24,200            15

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
* dick clark productions, Inc.                              1,600            15
* Marimba, Inc.                                             4,500            15
* i3 Mobile, Inc.                                          10,140            15
* Advanced Lighting Technologies, Inc.                     10,000            15
  Comdisco, Inc.                                           28,800            15
* Allied Holdings, Inc.                                     7,400            15
* Aetrium, Inc.                                            10,300            15
* MIPS Technologies, Inc.                                   1,700            15
* Viisage Technology, Inc.                                  1,500            15
* Trump Hotels & Casino Resorts, Inc.                      12,700            15
* FirePond, Inc.                                           11,200            15
* EZCORP, Inc.                                              8,200            14
* Capital Title Group, Inc.                                 6,000            14
* WorldGate Communications, Inc.                            5,700            14
* Virage, Inc.                                              4,300            14
* Andrea Radio Corp.                                       16,700            14
* APW Ltd.                                                  8,500            14
* Cavalier Homes, Inc.                                      4,840            14
* SpeedUs.com, Inc.                                        15,700            14
* TransPro Inc.                                             4,500            14
* Exabyte Corp.                                            13,000            14
* Visual Networks, Inc.                                     3,000            14
* Fresh Choice, Inc.                                        5,100            14
* Official Payments Corp.                                   4,000            14
* Carrington Labs Inc.                                     13,400            14
* ebix.com Inc.                                            12,600            14
* All American Semiconductor, Inc.                          3,400            14
* Badger Paper Mills, Inc.                                  3,200            14
* Cardima, Inc.                                             6,000            14
* Intertrust Technologies Corp.                            11,000            14
* Imperial Credit                                          29,400            14
* GMX Resources Inc.                                        3,000            14
* QuickLogic Corp.                                          2,700            14
* Redhook Ale Brewery, Inc.                                 8,000            13
* FINOVA Group, Inc.                                       22,000            13
* Pfsweb Inc.                                              15,764            13
* IntraBiotics Pharmaceuticals, Inc.                        4,900            13
  Marine Products Corp.                                     3,000            13
* TheStreet.com, Inc.                                      10,350            13
* Copper Mountain Networks, Inc.                            7,800            13
  Gentek, Inc.                                              7,697            13
* Braun Consulting, Inc.                                    3,700            13
* Bethlehem Steel Corp.                                    29,140            13
* Alliance Pharmaceutical Corp.                             3,840            13
* HealthAxis, Inc.                                         19,100            13
* T/R Systems, Inc.                                         4,100            13
* CoorsTek, Inc.                                              400            13
* Zamba Corp.                                              21,100            13
* Ethyl Corp.                                              13,700            13
* Large Scale Biology Corp.                                 2,800            13
* SportsLine.com, Inc.                                      4,300            13
* SEEC, Inc.                                                8,900            12
* National Steel Corp. Class B                              8,500            12
* Corel Participation Rights                               11,900            12
* Personnel Group of America, Inc.                         13,600            12
* Bluegreen Corp.                                           6,000            12
* Cellular Technical Services                               5,160            12
* Corio, Inc.                                              10,000            12
* NetManage, Inc.                                          11,447            12
* Epicor Software Corp.                                     7,774            12
* Global Payment Tech Inc.                                  3,200            12
* MarketWatch.com, Inc.                                     3,500            12
* Turnstone Systems, Inc.                                   2,900            12
* Informax, Inc.                                            3,900            12
  United Fire & Casualty Co.                                  400            11
* Anthony & Sylvan Pools Corp.                              1,556            11
* Syntellect Inc.                                           6,000            11
* GoAmerica, Inc.                                           5,000            11
* Drugstore.com, Inc.                                       5,800            11
* PurchasePro.com, Inc.                                     9,300            11
* Engage, Inc.                                             25,300            11
  Stephan Co.                                               3,700            11
* Com21, Inc.                                               8,000            11
* Primus Telecommunications Group, Inc.                    16,800            11
  Bedford Bancshares, Inc.                                    800            11
* Double Eagle Petroleum Co.                                3,000            11
* Cardinal Financial Corp.                                  1,700            11
* Rare Medium Group, Inc.                                  14,600            11
* Visual Data Corp.                                        13,800            11
* Budget Group, Inc.                                       12,000            11
* ACTV, Inc.                                                5,700            11
* Z-Tel Technologies, Inc.                                  8,180            11
* Guilford Mills, Inc.                                     17,900            11
* Toymax International, Inc.                                6,200            11
* Technisource, Inc.                                        5,900            10
* Chiquita Brands International, Inc.                      16,300            10
* Comfort Systems USA, Inc.                                 2,800            10
* Equitable Bank                                              400            10
  Staff Leasing, Inc.                                       4,000            10
* Belmont Bancorp                                           2,900            10
  Banner Corp.                                                600            10
* Price Legacy Corp.                                        3,200            10
* General Chemical Group Inc.                               3,009            10
* Cortex Pharmaceuticals, Inc.                              4,000            10
  Weider Nutritional International, Inc.                    6,000            10
* Talk America Holdings, Inc.                              24,450            10
* Novatel Wireless, Inc.                                    8,200            10
* Scherer Health                                            3,200            10
* Navarre Corp.                                             9,100            10
  Psychemedics, Inc.                                        2,400            10
* DSL.Net, Inc.                                             7,800            10
* Bell Industries, Inc.                                     4,500            10
* Unity Bancorp, Inc.                                       1,500            10

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
* Scient, Inc.                                             23,192            10
* Cellstar Corp.                                           11,500            10
* SilverStream Software, Inc.                               1,400            10
* Net Perceptions, Inc.                                     5,600            10
* eLEC Communications Corp.                                24,700             9
* Wilshire Oil Co. of Texas                                 3,000             9
* SAVVIS Communications Corp.                              16,280             9
* Tripath Technology Inc.                                   5,400             9
  Wintrust Financial Corp.                                    300             9
* VIA NET.WORKS, Inc.                                       8,872             9
* Raindance Communications, Inc.                            1,600             9
* AvantGo, Inc.                                             5,200             9
* Miller Industries, Inc.                                   2,840             9
  Exide Technologies                                        7,300             9
* High Speed Access Corp.                                  15,900             9
* Coeur D'Alene Mines Corp.                                11,200             9
  CFS Bancorp, Inc.                                           600             9
  California Independent Bancorp                              372             8
* The Advisory Board Co.                                      300             8
* Extended Systems Inc.                                     1,100             8
  Main Street Banks, Inc.                                     500             8
* eLoyalty Corp.                                            1,535             8
* Metromedia International Group, Inc.                      9,900             8
* American Access Technologies Inc.                        10,000             8
* 3DO Co.                                                   3,800             8
* Keystone Consolidated Industries, Inc.                   12,100             8
  Laser Mortgage Management, Inc.                           7,100             8
* Proxymed Pharmacy, Inc.                                     347             8
* Global Power Equipment Group Inc.                           500             8
* Superior Telecom Inc.                                     6,487             7
  Stifel Financial Corp.                                      700             7
* Media 100 Inc.                                            4,849             7
  First Merchants Corp.                                       300             7
* Orapharma Inc.                                            1,600             7
  American National Financial, Inc.                         1,000             7
* Focal Communications Corp.                               11,700             7
* Mpower Holding Corp.                                     15,850             7
* Scheid Vineyards, Inc. Class A                            2,300             7
* Triton Network Systems, Inc.                             10,328             7
* TippingPoint Technologies Inc.                              953             7
* YouthStream Media Networks, Inc.                          5,600             7
* Insightful Corp.                                          3,000             7
* Perficient, Inc.                                          6,000             7
* Creative Host Services, Inc.                              5,500             7
* Ezenia!, Inc.                                            16,700             7
* Volt Information Sciences Inc.                              400             7
* Precision Optics Corp.                                    9,300             7
* Accrue Software, Inc.                                    11,100             7
* GraphOn Corp.                                            10,000             7
* York Research Corp.                                       8,400             7
* Network-1 Security Solutions, Inc.                        4,400             7
* Gallery of History, Inc.                                  1,200             6
* Sagent Technology, Inc.                                   6,800             6
* Vertel Corp.                                              9,600             6
* Adelphia Business Solutions, Inc.                        11,000             6
* Cyberguard Corp.                                          4,500             6
* Vertex Interactive, Inc.                                  6,700             6
* Data Return Corp.                                         4,300             6
* Headway Corporate Resources, Inc.                        17,800             6
* Vicinity Corp.                                            3,400             6
* SPSS, Inc.                                                  344             6
* SoftNet Systems, Inc.                                     3,300             6
  HEICO Corp.                                                 400             6
* iBasis, Inc.                                              4,600             6
* Cross Media Marketing Corp.                                 664             6
* Genstar Therapeutics Corp.                                2,400             6
* Evolve Software, Inc.                                    16,008             6
* Digital Generation Systems                                5,300             6
  SNB Bancshares, Inc.                                        400             6
* SL Industries, Inc.                                       1,000             6
  Salient 3 Communications Class A                          5,900             6
* Virologic, Inc.                                           2,000             6
  Terra Nitrogen Co., LP                                    1,100             6
* Pac-West Telecom, Inc.                                   10,481             6
* Wink Communications, Inc.                                 3,600             6
* SmartDisk Corp.                                           5,000             6
* American Skiing Co.                                      11,500             6
* Talarian Corp.                                            1,900             6
* ATP Oil & Gas Corp.                                       1,900             6
* Network Plus Corp.                                        4,800             6
* Pentastar Communications Inc.                             1,100             6
* Innovative Gaming Corp.                                  10,000             6
* Gadzoox Networks, Inc.                                    7,800             5
* AmSurg Corp.                                                200             5
* Oakwood Homes Corp.                                       1,020             5
* ValueClick, Inc.                                          1,886             5
* Lante Corp.                                               4,440             5
* Airnet Communications Corp.                              12,380             5
* SciQuest, Inc.                                            3,000             5
* Echo Bay Mines Ltd.                                       9,400             5
* Birmingham Steel Corp.                                   15,350             5
* eGain Communications Corp.                                3,500             5
* Collagenex Pharmaceuticals, Inc.                            600             5
* ResortQuest International, Inc.                           1,000             5
* Aqua Care Systems, Inc.                                   2,344             5
* VCampus Corp.                                            10,600             5
* Network Engines, Inc.                                     4,600             5
* Motient Corp.                                            11,000             5
* Darling International, Inc.                               6,600             5
42
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
* XO Communications Inc. Class A                           47,035             5
* Omtool, Ltd.                                              6,000             5
* Audible, Inc.                                             6,000             4
  Clarion Commercial Holdings, Inc.                         1,800             4
* Transworld Healthcare Inc.                                1,574             4
* Profile Technologies, Inc.                                6,800             4
* Triangle Pharmaceuticals, Inc.                            1,100             4
* Samsonite Corp.                                           3,242             4
* CyberSource Corp.                                         2,500             4
* Organic, Inc.                                            13,616             4
  Second Bancorp, Inc.                                        200             4
* Ampex Corp. Class A                                      30,700             4
* eMerge Interactive, Inc.                                  3,199             4
* Catalytica Energy Systems, Inc.                             926             4
* Intraware, Inc.                                           2,400             4
  Sphinx International Inc.                                 4,100             4
* IGI, Inc.                                                 6,710             4
* U.S. Vision, Inc.                                         2,000             4
* Geoworks                                                  4,000             4
* IVAX Diagnostics, Inc.                                    1,100             4
* Digital Impact, Inc.                                      2,600             4
* USinternetworking, Inc.                                  18,275             4
* EasyLink Services Corp.                                   7,418             4
* Jupiter Media Metrix, Inc.                                2,178             4
* NaviSite, Inc.                                            9,900             4
* P-Com, Inc.                                              10,700             4
* Caldera International, Inc.                               4,100             4
  Oregon Trail Financial Corp.                                200             4
* Navidec, Inc.                                             8,600             3
* InsWeb Corp.                                                808             3
* Allied Riser Communications Corp.                        20,100             3
* Advanced Switching Communications, Inc.                   3,000             3
* USDATA Corp.                                              2,359             3
* Cytrx Corp.                                               5,000             3
* StarMedia Network, Inc.                                   8,500             3
* Interliant Inc.                                           9,200             3
  eBT International, Inc.                                  15,000             3
* InKine Pharmaceutical Company, Inc.                       2,000             3
* Comdial Corp.                                             9,400             3
* INSpire Insurance Solutions, Inc.                         9,350             3
* On2 Technologies, Inc.                                    9,000             3
* Razorfish Inc.                                           13,700             3
* Ashford.com, Inc.                                        11,100             3
* Life Financial Corp.                                      1,460             3
* NextCard, Inc.                                            5,600             3
  Coastal Bancorp, Inc.                                       100             3
* TenFold Corp.                                             4,300             3
* Vornado Operating Inc. REIT                               5,595             3
* Juno Lighting, Inc.                                         293             3
* Boron, LePore & Associates, Inc.                            200             3
* Telaxis Communications Corp.                              3,736             3
* Rainmaker Systems, Inc.                                  10,200             3
* Royal Precision Inc.                                      2,000             3
* Accelerated Networks, Inc.                                6,216             2
  Pittsburgh & West Virginia Railroad                         300             2
* SeraCare Life Sciences, Inc.                                480             2
  Collins Industries, Inc.                                    700             2
* Pinnacle Holdings Inc. REIT                               6,700             2
* Information Architects Corp.                              9,600             2
* DA Consulting Group, Inc.                                 8,800             2
* Integra, Inc.                                             1,600             2
* Ventro Corp.                                              5,500             2
* 24/7 Real Media, Inc.                                     9,200             2
* Continucare Corp.                                         4,600             2
* ClickAction, Inc.                                         2,700             2
* Lowrance Electronics, Inc.                                  800             2
* Alterra Healthcare Corp.                                 17,600             2
* Merry Land Properties, Inc. REIT                            242             2
* GSE Systems, Inc.                                           600             2
* Landenburg Thalmann Financial Services, Inc.              2,128             2
* New Century Equity Holdings Corp.                         3,700             2
* Luminant Worldwide Corp.                                 15,300             2
* MedicaLogic/Medscape, Inc.                                6,348             2
* The A Consulting Team, Inc.                               6,000             2
* Frontline Communications Corp.                            9,600             2
* Lightspan Inc.                                            1,200             2
* Highlands Insurance Group                                14,930             2
  First Federal Capital Corp.                                 100             2
* Exchange Applications, Inc.                               6,200             2
* Avenue A, Inc.                                              900             2
* Classic Vacation Group, Inc.                             11,500             1
* International Assets Holding Corp.                        2,395             1
* Aames Financial Corp.                                     4,320             1
* Tickets.com, Inc.                                           650             1
* Merisel, Inc.                                               880             1
* Alanco Technologies, Inc.                                 1,986             1
* Primus Knowledge Solutions, Inc.                          1,700             1
* Hanover Direct, Inc.                                      3,700             1
* uniView Technologies Corp.                                2,238             1
* Onvia.com, Inc.                                           2,400             1
* Criimi Mae, Inc. REIT                                       320             1
* General Magic, Inc.                                       3,300             1
* ATEC Group, Inc.                                          2,000             1
* Adams Golf, Inc.                                          3,300             1
* PeoplePC Inc.                                             5,520             1
* NeoMedia Technologies, Inc.                               8,500             1
* Geerlings & Wade Inc.                                     1,200             1
* MessageMedia Inc.                                         8,000             1
* AppliedTheory Corp.                                       6,900             1
* Billserv, Inc.                                            1,000             1
* Globix Corp.                                              7,000             1

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
* Frontline Capital Group                                   9,300             1
* Interstate Hotels Corp. REIT                                720             1
* ProcureNet, Inc.                                          6,800             1
* Applied Graphics Technologies, Inc.                       1,764             1
* Leapnet, Inc.                                               500             1
* The IT Group, Inc.                                       16,936             1
* Cypress Communications, Inc.                                488             1
* Astea International, Inc.                                 1,000             1
* Beyond.com Corp.                                            580             1
* A.B. Watley Group Inc.                                      300             1
* iPrint Technologies Inc.                                  3,100             1
* IEC Electronics Corp.                                     1,682             1
* Major Automotive Companies Inc.                             800             1
* Hayes Lemmerz International, Inc.                         2,420             1
* Horizon Group Properties, Inc. REIT                         270             1
* AdStar Inc.                                               1,000             1
* ARTISTdirect, Inc.                                           41             1
* ANC Rental Corp.                                         19,678             1
* NX Networks, Inc.                                         9,400             1
* Radio Unica Corp.                                           400             1
* Heartland Technology, Inc.                                5,500             1
* CTC Communications Group, Inc.                              100             1
* Penncorp Financial Group Inc.                             6,800             0
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $2,255,222)                                 2,477,938
--------------------------------------------------------------------------------

                                                             Face
                                                           Amount
                                                            (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (22.8%)
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (6.0%)
Private Export Funding Corp.
         (U.S. Government Guaranteed)
         7.20%, 1/15/2010                                   6,900         7,535
U.S. Treasury Bonds
         6.625%, 2/15/2027                                  8,245         9,179
         6.75%, 8/15/2026                                  12,760        14,389
         7.50%, 11/15/2016                                    900         1,064
         7.50%, 11/15/2024                                  4,250         5,180
         7.625%, 11/15/2022                                13,050        15,972
         7.875%, 2/15/2021                                 13,925        17,318
         8.00%, 11/15/2021                                  5,270         6,669
         8.125%, 8/15/2019                                  1,905         2,405
         8.125%, 8/15/2021                                  7,675         9,799
         8.50%, 2/15/2020                                   1,555         2,034
         8.75%, 5/15/2017                                     765         1,005
         8.75%, 5/15/2020                                  11,025        14,772
         8.75%, 8/15/2020                                      50            67
         8.875%, 8/15/2017                                  1,050         1,393
         9.25%, 2/15/2016                                   7,385         9,987
         9.875%, 11/15/2015                                   275           388
         10.625%, 8/15/2015                                 4,850         7,180
         10.75%, 2/15/2003                                 28,350        30,975
         11.125%, 8/15/2003                                 3,150         3,560
         11.25%, 2/15/2015                                  5,100         7,810
         11.625%, 11/15/2002                               10,250        11,091
         12.75%, 11/15/2010                                 5,315         6,922
         14.00%, 11/15/2011                                   865         1,223
         U.S. Treasury Notes
         5.00%, 2/15/2011                                     650           648
         5.50%, 1/31/2003                                   7,000         7,243
         5.625%, 5/15/2008                                  6,175         6,473
         5.75%, 8/15/2003                                   5,000         5,232
         5.75%, 8/15/2010                                   3,475         3,648
         5.875%, 2/15/2004                                  5,000         5,276
         5.875%, 11/15/2004                                    75            79
         6.50%, 2/15/2010                                   6,150         6,756
         6.625%, 5/31/2002                                    675           688
         7.00%, 7/15/2006                                  18,375        20,359
         7.25%, 8/15/2004                                   1,175         1,283
         7.50%, 5/15/2002                                     700           715
         7.875%, 11/15/2004                                 2,900         3,225
                                                                       ---------
                                                                        249,542
                                                                       ---------
AGENCY BONDS AND NOTES (2.3%)
Federal Farm Credit Bank
         4.80%, 11/6/2003                                   3,500         3,597
Federal Home Loan Bank
         4.875%, 4/16/2004                                  1,400         1,436
         5.575%, 9/2/2003                                   4,800         4,988
         5.675%, 8/18/2003                                  5,000         5,191
         5.865%, 9/2/2008                                   2,000         2,064
         5.88%, 11/25/2008                                  1,200         1,186
         6.50%, 8/15/2007                                   3,500         3,741
         7.625%, 5/14/2010                                 10,000        11,263
Federal Home Loan Mortgage Corp.
         5.375%, 1/5/2004                                     575           597
         5.75%, 3/15/2009                                  14,000        14,242
         6.45%, 4/29/2009                                   2,000         2,008
Federal National Mortgage Assn.
         5.50%, 2/15/2006                                  12,125        12,512
         5.50%, 3/15/2011                                   2,450         2,409
         5.64%, 12/10/2008                                  3,500         3,417
         5.75%, 4/15/2003                                   3,845         3,986
         5.91%, 8/25/2003                                   1,300         1,357
         5.97%, 7/3/2003                                    2,000         2,065
         6.00%, 7/14/2002                                     150           150
         6.18%, 2/19/2009                                   1,000         1,000
         6.25%, 2/1/2011                                    1,425         1,449
         6.40%, 5/14/2009                                   5,700         5,808
         6.625%, 11/15/2030                                 1,400         1,465
         7.25%, 1/15/2010                                   3,250         3,585
Tennessee Valley Auth.
         5.375%, 11/13/2008                                 2,400         2,398
         7.125%, 5/1/2030                                   4,000         4,432
                                                                        --------
                                                                         96,346
                                                                        --------
44
--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
MORTGAGE OBLIGATIONS (14.5%)
Federal Home Loan Mortgage Corp.
    (3)  5.50%, 1/1/2009--12/1/2028                         3,298         3,315
    (3)  6.00%, 12/1/2003--10/1/2031                       53,288        53,144
    (3)  6.50%, 7/1/2002--8/1/2029                         70,221        71,059
    (3)  7.00%, 6/1/2003--9/1/2031                         47,689        48,855
    (3)  7.50%, 9/1/2003--6/1/2031                         20,195        20,993
    (3)  8.00%, 12/1/2007--3/1/2031                        13,235        13,903
    (3)  8.50%, 11/1/2006--5/1/2030                         1,275         1,354
    (3)  9.00%, 1/1/2005--7/1/2030                          1,379         1,479
    (3)  9.50%, 8/1/2003--4/1/2025                            217           238
    (3)  10.00%, 3/1/2017--4/1/2025                            82            90
Federal National Mortgage Assn.
    (3)  5.50%, 11/1/2008--12/1/2014                        2,428         2,421
    (3)  6.00%, 5/1/2003--12/1/2031                        58,558        58,140
    (3)  6.50%, 3/1/2003--1/1/2032                        103,551       104,135
    (3)  7.00%, 1/1/2003--12/1/2031                        57,791        59,093
    (3)  7.50%, 8/1/2007--8/1/2031                         27,783        28,737
    (3)  8.00%, 10/25/2003--1/1/2031                        6,014         6,307
    (3)  8.50%, 10/1/2004--9/1/2030                         2,678         2,846
    (3)  9.00%, 7/1/2007--8/1/2026                            296           320
    (3)  9.50%, 4/1/2005--2/1/2025                            141           152
    (3)  10.00%, 7/1/2005--8/1/2021                            23            25
    (3)  10.50%, 8/1/2020                                      12            13
Government National Mortgage Assn.
    (3)  6.00%, 3/15/2009--12/15/2031                      13,056        12,898
    (3)  6.50%, 9/15/2008--7/15/2031                       39,886        40,181
    (3)  7.00%, 5/15/2008--10/15/2031                      35,739        36,667
    (3)  7.50%, 5/15/2008--1/15/2031                       19,978        20,732
    (3)  8.00%, 4/15/2002--12/15/2030                      14,204        14,935
    (3)  8.50%, 3/15/2017--9/15/2030                        3,472         3,684
    (3)  9.00%, 2/15/2004--8/15/2030                        2,405         2,564
    (3)  9.50%, 9/15/2018--8/15/2030                          456           492
    (3)  10.00%, 10/15/2017-12/15/2020                         71            78
    (3)  10.50%, 9/15/2019                                      5             6
    (3)  11.00%, 7/15/2013--12/15/2015                         10            12
    (3)  12.00%, 2/15/2014                                      8             9
                                                                       ---------
                                                                        608,877
                                                                       ---------

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (Cost $928,912)                                                       954,765
--------------------------------------------------------------------------------
CORPORATE BONDS (16.7%)
--------------------------------------------------------------------------------
ASSET-BACKED (1.5%)
American Express Credit Card
Master Trust
    (3)  6.40%, 4/15/2005                                   3,000         3,081
California Infrastructure &
Econ. Dev. Bank Special
Purpose Trust PG&E
    (3)  6.31%, 9/25/2008                                   5,000         5,225
    (3)  6.38%, 9/25/2008                                  10,000        10,443
    (3)  6.42%, 9/25/2008                                  10,900        11,527
Capital One Auto
    (3)  4.88%, 9/15/2008                                     625           625
CIT RV Trust
    (3)  5.96%, 4/15/2011                                   1,325         1,350
Discover Card Master Trust
    (3)  5.65%, 11/15/2004                                  3,600         3,646
First Bank Corp. Card Master Trust
    (3)  6.40%, 2/15/2003                                   1,000         1,005
First Union National Bank Corp.
    (3)  6.223%, 12/12/2033                                   350           342
Ford Credit Auto Owner Trust
    (3)  7.40%, 4/15/2005                                   2,250         2,352
Honda Auto Lease Trust
    (3)  6.65%, 7/15/2005                                   2,000         2,032
PECO Energy Transition Trust
    (3)  5.63%, 3/1/2005                                    3,691         3,768
    (3)  5.80%, 6/26/2006                                   5,000         5,187
    (3)  6.05%, 7/5/2006                                    1,100         1,138
PP&L Transition
    (3)  6.96%, 9/24/2005                                   5,000         5,366
PSE&G Transition Funding LLC
    (3) 6.89%, 12/15/2017                                   2,000         2,061
Sears Credit Account Master Trust
    (3)  6.05%, 1/15/2008                                     500           519
    (3)  6.35%, 2/16/2007                                   2,500         2,565
World Omni Auto
    (3)  3.79%, 11/20/2005                                  1,250         1,250
                                                                        -------
                                                                         63,482
                                                                        -------
FINANCE (4.7%)
Allstate Corp.
         5.375%, 12/1/2006                                  2,000         2,004
         7.20%, 12/1/2009                                   3,000         3,173
American General Capital II
         8.50%,7/1/2030                                     1,300         1,501
AXA SA
         8.60%, 12/15/2030                                  3,300         3,669
BankAmerica Corp.
         10.00%, 2/1/2003                                     200           215
BBVA-Bancomer Capital Trust I
    (4)  10.50%, 2/16/2011                                  1,600         1,748
Bank of New York Capital I
         7.97%, 12/31/2026                                  1,000         1,022

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
Bank of Nova Scotia
         6.875%, 5/1/2003                                     250           261
Bank One Corp.
         7.625%,8/1/2005                                    2,500         2,708
Barclays Bank PLC
    (4)  8.55%, 6/15/2011                                   2,000         2,234
Bear Stearns Commercial Mortgage
    (3)  5.61%, 8/15/2011                                   1,000           956
Bear Stearns Co., Inc.
         6.625%, 1/15/2004                                    300           313
         6.70%, 8/1/2003                                    1,300         1,356
Boeing Capital Corp.
         5.75%, 2/15/2007                                   3,000         2,990
         6.50%, 2/15/2012                                   2,100         2,083
BT Capital Trust B
         7.90%, 1/15/2027                                     500           499
Camden Property Trust
         7.00%, 11/15/2006                                    750           784
Capital One Bank
         4.60%, 8/17/2009                                  10,000         9,934
         6.875%, 2/1/2006                                   1,300         1,266
Case Credit Corp.
         6.15%, 3/1/2002                                    3,475         3,440
Centerpoint Properties
         7.90%, 1/15/2003                                   2,500         2,607
Citicorp
         7.625%, 5/1/2005                                     700           750
         8.015%, 2/15/2027                                  1,050         1,103
Citicorp Lease Pass-Through Trust
    (3)(4)7.22%, 6/15/2005                                    495           526
    (4)  8.04%, 12/15/2019                                  1,700         1,825
Citigroup Inc.
         5.50%, 8/9/2006                                    4,000         4,068
         6.75%, 12/1/2005                                   3,250         3,454
Commercial Credit Corp.
         5.90%, 9/1/2003                                      450           468
Commercial Mortgage
Lease-Backed Certificates
    (3)(4) 6.746%, 6/20/2031                                  781           784
Conseco Inc.
         9.00%, 10/15/2006                                  2,925         1,287
CoreStates Capital Corp.
         6.625%, 3/15/2005                                    700           730
    (4)  8.00%, 12/15/2026                                  2,000         1,975
Countrywide Home Loan
         5.50%, 8/1/2006                                    3,500         3,489
Credit Suisse First Boston USA
         6.125%, 11/15/2011                                   850           827
Donaldson Lufkin & Jenrette, Inc.
         8.00%, 3/1/2005                                    2,500         2,703
Equitable Companies Inc.
         7.00%, 4/1/2028                                      350           344
First Industrial LP
         7.375%, 3/15/2011                                  4,000         4,047
Fleet Boston Financial Corp.
         4.875%, 12/1/2006                                  3,425         3,358
Fleet Capital Trust II
         7.92%, 12/11/2026                                    500           497
Fleet Financial Group, Inc.
         6.875%, 3/1/2003                                     400           416
         7.125%, 4/15/2006                                    500           530
General Motors Acceptance Corp.
         5.80%, 3/12/2003                                   5,050         5,129
         6.125%, 9/15/2006                                  4,000         3,959
         6.875%, 9/15/2011                                  1,500         1,468
         8.00%, 11/1/2031                                   1,500         1,512
John Hancock Global Funding II
    (4)  5.625%, 6/27/2006                                  3,150         3,192
Household Finance Corp.
         6.375%, 10/15/2011                                   750           728
         6.40%, 6/17/2008                                     375           375
         7.625%, 1/15/2003                                  1,500         1,569
         7.65%, 5/15/2007                                     350           377
ING Capital Funding Trust III
         8.439%, 12/31/2010                                 4,000         4,256
JDN Realty Corp.
         6.80%, 8/1/2004                                      840           777
Jackson National Life Insurance Co.
    (4)  8.15%, 3/15/2027                                   2,000         2,073
Lehman Brothers Holdings Inc.
         6.25%, 4/1/2003                                    2,000         2,073
         6.25%, 5/15/2006                                   4,750         4,866
         6.625%, 2/5/2006                                   1,765         1,828
         7.75%, 1/15/2005                                   4,500         4,822
Liberty Properties LP
         7.25%, 3/15/2011                                   3,650         3,651
Lincoln National Corp.
         6.20%, 12/15/2011                                  1,000           974
MBNA America Bank NA
         7.75%, 9/15/2005                                   1,500         1,557
Mack-Cali Realty
         7.00%, 3/15/2004                                   2,000         2,076
         7.75%, 2/15/2011                                     850           875
Mellon Financial Co.
         5.75%, 11/15/2003                                    600           623
         7.995%, 1/15/2027                                  1,250         1,303
Merrill Lynch & Co., Inc.
         5.88%, 1/15/2004                                   1,400         1,446
Metlife Inc.
         5.25%, 12/1/2006                                   1,500         1,498
Monumental Global Funding II
    (4)  6.05%, 1/19/2006                                   2,300         2,359
Morgan Stanley Dean Witter & Co.
         6.10%, 4/15/2006                                   1,150         1,186
NB Capital Trust IV
         8.25%, 4/15/2027                                   1,000         1,031
National Westminster Bancorp Inc.
         9.375%, 11/15/2003                                   500           549

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
Nationwide Mutual Insurance
    (4)  8.25%, 12/1/2031                                   1,000           995
Oversea-Chinese Banking
    (4)  7.75%, 9/6/2011                                    1,500         1,564
PNC Funding Corp.
         7.00%, 9/1/2004                                    2,000         2,120
PaineWebber Group, Inc.
         6.375%, 5/15/2004                                  1,250         1,316
Principal Life Global Funding I
    (4)  6.125%, 3/1/2006                                   2,000         2,061
Reckson Operating Partnership LP
         7.75%, 3/15/2009                                   1,300         1,308
Reinsurance Group of America
         6.75%, 12/15/2011                                  1,500         1,502
Republic New York Corp.
         7.75%, 5/15/2009                                     300           319
Royal Bank of Scotland PLC
         7.648%, 9/30/2031                                  2,900         2,916
Salomon Smith Barney Holdings Inc.
         5.875%, 3/15/2006                                  3,000         3,085
         6.875%, 6/15/2005                                    200           211
Sears, Roebuck & Co. Acceptance Corp.
         6.125%, 1/15/2006                                    350           353
         6.75%, 9/15/2005                                     400           413
Security Capital Pacific Trust
         8.05%, 4/1/2017                                      350           339
Shurgard Storage Centers, Inc.
         7.75%, 2/22/2011                                   3,150         3,151
Simon DeBartolo Group, Inc.
         6.75%, 7/15/2004                                     750           773
Simon Property Group LP
         6.375%, 11/15/2007                                 2,000         1,967
Spear, Leeds & Kellogg, LP
    (4)  8.25%, 8/15/2005                                   5,000         5,482
Standard Chartered Bank
    (4)  8.00%, 5/30/2031                                   2,500         2,560
Summit Properties Inc.
         6.95%, 8/15/2004                                   1,800         1,857
Susa Partnership LP
         7.50%, 12/1/2027                                     400           401
Swiss Bank Corp.
         7.00%, 10/15/2015                                    500           511
         7.25%, 9/1/2006                                      500           540
         7.375%, 7/15/2015                                    250           264
Synovus Financial Corp.
         7.25%, 12/15/2005                                  1,850         1,957
Toyota Motor Credit
         5.625%, 11/13/2003                                 3,750         3,900
Travelers Property Casulty Corp.
         7.75%, 4/15/2026                                     450           478
US Bancorp
         7.00%, 3/15/2003                                   2,450         2,576
Wachovia Corp.
         4.95%, 11/1/2006                                   1,500         1,473
Waddell & Reed Financial
         7.50%, 1/18/2006                                   4,000         4,139
Washington Mutual Finance Corp.
         6.25%, 5/15/2006                                   3,000         3,083
         6.875%, 6/15/2011                                  2,300         2,338
Wells Fargo & Co.
         4.25%, 8/15/2003                                   2,000         2,035
Zurich Capital Trust
    (4)  8.376%, 6/1/2037                                   2,000         1,958
                                                                       ---------
                                                                        196,021
                                                                       ---------
INDUSTRIAL (8.3%)
Abitibi-Consolidated Inc.
         8.55%, 8/1/2010                                      700           729
AOL Time Warner
         6.125%, 4/15/2006                                  2,000         2,046
         7.625%, 4/15/2031                                    800           839
AT&T Corp.
         5.625%, 3/15/2004                                    150           151
    (4)  7.30%, 11/15/2011                                  2,000         2,051
    (4)  8.00%, 11/15/2031                                  1,500         1,566
         8.35%, 1/15/2025                                     210           213
AT&T Wireless Senior Notes
         7.35%, 3/1/2006                                    3,500         3,687
         7.875%, 3/1/2011                                   1,500         1,598
         8.75%, 3/1/2031                                    3,000         3,373
Alberta Energy Co. Ltd.
7.375%, 11/1/2031 1,000 954
Amerada Hess Corp.
         5.30%, 8/15/2004                                   4,000         4,043
         5.90%, 8/15/2006                                   1,700         1,708
         7.30%, 8/15/2031                                   1,000         1,002
American Airlines
Pass-Through Certificates
    (4)  6.817%, 5/23/2011                                  1,400         1,304
         6.855%, 4/15/2009                                    827           856
         7.024%, 10/15/2009                                   600           572
Ameritech Capital Funding
         7.50%, 4/1/2005                                      600           641
Anheuser-Busch Cos., Inc.
      6.00%, 11/1/2041                      1,200       1,111
(3)   7.10%, 6/15/2005                      2,100       2,231
      7.125%, 7/1/2017                        400         418
      7.375%, 7/1/2023                        125         129
Apogent Technologies Inc.
         8.00%, 4/1/2011                                    1,000         1,051
Applied Materials, Inc.
         8.00%, 9/1/2004                                      125           134
Auburn Hills
         12.00%, 5/1/2020                                     175           243
Bae Systems Holdings Inc.
    (4)  6.40%, 12/15/2011                                  2,000         1,988
Baker Hughes Inc.
         6.875%, 1/15/2029                                  1,350         1,342

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
C.R. Bard, Inc.
         6.70%, 12/1/2026                                   1,100         1,147
BellSouth Corp.
         6.875%, 10/15/2031                                   500           509
Black & Decker Corp.
         7.125%, 6/1/2011                                   1,700         1,752
The Boeing Co.
         6.625%, 2/15/2038                                    900           843
Bombardier Capital Corp.
    (4)  6.125%, 6/29/2006                                  2,650         2,619
Bristol-Myers Squibb
         5.75%, 10/1/2011                                   1,600         1,585
British Aerospace
    (4)  7.156%, 7/18/2008                                  1,391         1,402
British Telecommunications PLC
         7.875%, 12/15/2005                                 5,250         5,629
Burlington Northern Santa Fe Corp.
         6.375%, 12/15/2005                                   150           155
         6.75%, 3/15/2029                                     750           723
         7.25%, 8/1/2097                                      300           287
Burlington Resources Inc.
    (4)  6.50%, 12/1/2011                                   1,000           966
    (4)  7.40%, 12/1/2031                                   1,500         1,465
CVS Corp.
         5.50%, 2/15/2004                                     675           688
Campbell Soup Co.
         6.75%, 2/15/2011                                   1,000         1,040
Canadian National Railway Co.
         6.80%, 7/15/2018                                   1,075         1,053
         6.90%, 7/15/2028                                     400           395
Canadian Pacific Rail
         7.125%, 10/15/2031                                   700           715
Caterpillar, Inc.
         7.375%, 3/1/2097                                     750           776
Celulosa Arauco Constitution SA
         8.625%, 8/15/2010                                  1,750         1,852
Cemex SA de CV
    (4)  8.625%, 7/18/2003                                  6,700         7,068
Cendant Corp.
    (4)  6.875%, 8/15/2006                                  7,000         6,771
China Telecom
         7.875%, 11/2/2004                                  3,300         3,474
Cingular Wireless
    (4)  6.50%, 12/15/2011                                  1,000         1,014
    (4)  7.125%, 12/15/2031                                 1,000         1,019
Clear Channel Communications
         6.00%, 11/1/2006                                   2,000         1,966
         7.25%, 9/15/2003                                   6,000         6,211
         7.65%, 9/15/2010                                     500           516
Cia. Brasil de Bebidas Ambev
         (4) 10.50%, 12/15/2011                             1,500         1,485
Comcast Cable Communication
         6.375%, 1/30/2006                                  2,350         2,391
         8.375%, 5/1/2007                                   1,000         1,113
         8.875%, 5/1/2017                                     850           966
Conoco Inc.
         5.90%, 4/15/2004                                   3,500         3,617
Conoco Funding Co.
         6.35%, 10/15/2011                                    175           177
Conrail Corp.
         9.75%, 6/15/2020                                     120           148
Continental Airlines, Inc.
(Equipment Trust Certificates)
    (3)  6.41%, 8/8/2004
         6.648%, 3/15/2019                                    761           651
Continental Cablevision
         8.875%, 9/15/2005                                    400           433
Cox Communications Inc.
         7.75%, 11/1/2010                                     425           453
Cox Enterprises
(4) 7.875%, 9/15/2010  2,500  2,618
Cyprus Minerals
         6.625%, 10/15/2005                                   600           570
Dayton Hudson Corp.
         6.65%, 8/1/2028                                      500           492
         6.75%, 1/1/2028                                    1,000           997
Deere & Co.
         8.50%, 1/9/2022                                      100           113
Delhaize America Inc.
         7.375%, 4/15/2006                                  1,000         1,057
         8.125%, 4/15/2011                                  1,000         1,098
         9.00%, 4/15/2031                                   1,400         1,661
Delta Air Lines, Inc.
(Equipment Trust Certificates)
    (3)  8.54%, 1/2/2007                                      320           291
Delta Air Lines, Inc.
Pass-Through Certificates
         7.111%, 9/18/2011                                  1,500         1,432
Deutsche Telekom Int Fin
         8.25%, 6/15/2030                                     725           798
Devon Financing Corp.
    (4)  6.875%, 9/30/2011                                  1,000           978
    (4)  7.875%, 9/30/2031                                  2,500         2,528
The Walt Disney Co.
         7.55%, 7/15/2093                                     850           857
Domtar Inc.
         7.875%, 10/15/2011                                 1,000         1,032
Dow Chemical Co.
         7.375%, 11/1/2029                                  2,000         2,178
ERAC USA Finance Co.
    (4)  7.35%, 6/15/2008                                   1,500         1,493
Eastman Chemical Co.
         6.375%, 1/15/2004                                    300           305
         7.25%, 1/15/2024                                     450           385
Enterprise Products Partners LP
         7.50%, 2/1/2011                                    2,500         2,552
First Data Corp.
         5.625%, 11/1/2011                                  1,500         1,444
         6.375%, 12/15/2007                                 1,000         1,032

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
Firstenergy Corp.
         5.50%, 11/15/2006                                  1,000           984
         6.45%, 11/15/2011                                    700           683
         7.375%, 11/15/2031                                 1,000           970
Ford Capital BV
         9.50%, 6/1/2010                                      100           109
Ford Motor Co.
         6.375%, 2/1/2029                                   1,250         1,004
         7.45%, 7/16/2031                                   3,000         2,758
         9.98%, 2/15/2047                                   1,000         1,181
France Telecom
    (4)  7.20%, 3/1/2006                                    2,500         2,626
    (4)  7.75%, 3/1/2011                                      225           240
GTE North Inc.
         5.65%, 11/15/2008                                    200           195
GTE South Inc.
         6.125%, 6/15/2007                                  2,500         2,576
Grand Metropolitan Investment Corp.
         9.00%, 8/15/2011                                   1,000         1,206
Grupo Televisa SA
         8.625%, 8/8/2005                                   5,750         6,138
Harrahs Operating Co., Inc.
         7.125%, 6/1/2007                                   1,000         1,020
         7.50%, 1/15/2009                                     500           500
Hertz Corp.
         7.40%, 3/1/2011                                    1,000           953
Hewlett-Packard Co.
         5.75%, 12/15/2006                                  1,000           991
Ingersoll-Rand Co.
         6.25%, 5/15/2006                                   3,000         3,040
International Business Machines Corp.
         6.45%, 8/1/2007                                    1,000         1,064
         7.125%, 12/1/2096                                  1,125         1,149
International Flavors & Fragrances
         6.45%, 5/15/2006                                   1,100         1,100
International Paper Co.
         7.875%, 8/1/2006                                     100           108
Kmart Corp.
         9.375%, 2/1/2006                                   1,000           815
    (4)  9.875%, 6/15/2008                                  2,200         1,782
Kellogg Co.
         6.00%, 4/1/2006                                    2,000         2,046
Kraft Foods Inc.
         4.625%, 11/1/2006                                  1,200         1,173
         5.625%, 11/1/2011                                  1,800         1,748
         6.50%, 11/1/2031                                   2,000         1,960
Kroger Co.
         7.65%, 4/15/2007                                     570           621
         8.00%, 9/15/2029                                     425           469
         8.05%, 2/1/2010                                    1,000         1,100
         8.15%, 7/15/2006                                   1,000         1,100
Lafarge Corp.
         6.375%, 7/15/2005                                  1,750         1,762
Liberty Media
         7.75%, 7/15/2009                                   1,000         1,010
Lockheed Martin Corp.
         6.50%, 4/15/2003                                   1,000         1,040
         7.70%, 6/15/2008                                   1,300         1,401
Mach One CDO, Ltd.
    (4)  6.70%, 3/15/2030                                   2,336         2,354
Marconi PLC
         7.75%, 9/15/2010                                   4,750         2,470
         8.375%, 9/15/2030                                  3,000         1,350
Masco Corp.
         6.00%, 5/3/2004                                    1,300         1,325
         6.75%, 3/15/2006                                   2,000         2,057
May Department Stores Co.
         9.75%, 2/15/2021                                     117           144
Fred Meyer, Inc.
         7.375%, 3/1/2005                                   2,000         2,126
Michigan Bell Telephone Co.
         7.50%, 2/15/2023                                     175           175
Mobil Corp.
7.625%, 2/23/2033 175 181
New England Telephone &
Telegraph Co.
         6.875%, 10/1/2023                                    200           189
         7.875%, 11/15/2029                                   750           825
         9.00%, 8/1/2031                                    1,000         1,039
News America Holdings
         7.75%, 1/20/2024                                     200           196
         8.50%, 2/15/2005                                     700           749
         9.25%, 2/1/2013                                    1,000         1,148
Noble Drilling Corp.
         7.50%, 3/15/2019                                   2,000         1,978
Noranda, Inc.
         8.625%, 7/15/2002                                    550           561
Noranda Forest
         7.50%, 7/15/2003                                     500           518
Norfolk Southern Corp.
         7.40%, 9/15/2006                                     535           574
         7.70%, 5/15/2017                                     100           108
         7.90%, 5/15/2097                                     100           107
         8.375%, 5/15/2005                                    550           598
NorthWest Airlines, Inc.
Pass-Through Certificates
         6.841%, 4/1/2011                                     800           714
PCCW Hong Kong Capital Ltd.
    (4)  7.75%, 11/15/2011                                  7,000         6,796
PF Export Receivables Master Trust
    (3)(4)6.60%, 12/1/2011                                  1,500         1,500
Pancanadian Energy Corp.
7.20%, 11/1/2031  475  456
Pearson PLC
    (4)  7.00%, 6/15/2011                                   1,700         1,690
Pemex Global
    (4)  6.50%, 2/1/2005                                    3,000         3,038

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
Petro-Canada
         9.25%, 10/15/2021                                  2,650         3,171
Petrobras International
Finance Co. Ltd.
    (4)  9.75%, 7/6/2011                                    1,500         1,479
    (4)  9.875%, 5/9/2008                                   1,500         1,524
Petro Geo-Services
         6.25%, 11/19/2003                                    500           489
         7.50%, 3/31/2007                                   1,250         1,157
         8.15%, 7/15/2029                                     750           613
Petroliam Nasional Bhd.
    (4)  7.625%, 10/15/2026                                   750           695
    (4)  8.875%, 8/1/2004                                     700           772
Pharmacia Corp.
         5.75%, 12/1/2005                                   1,000         1,024
Philip Morris Cos., Inc.
         7.00%, 7/15/2005                                     500           523
         8.25%, 10/15/2003                                    450           483
Phillips Petroleum Co
         8.50%, 5/25/2005                                   1,050         1,154
         8.75%, 5/25/2010                                   3,000         3,496
Potash Corp. of Saskatchewan
7.75%, 5/31/2011 1,000 1,063
Praxair, Inc.
         6.75%, 3/1/2003                                    2,250         2,337
         6.90%, 11/1/2006                                     350           370
Pulte Homes Inc.
    (4)  7.875%, 8/1/2011                                   1,200         1,176
Qwest Capital Funding Inc.
         5.875%, 8/3/2004                                   1,075         1,055
         7.625%, 6/9/2003                                   4,200         4,310
         7.625%, 8/3/2021                                   1,200         1,125
         7.75%, 2/15/2031                                     100            94
         7.75%, 8/15/2006                                   5,000         5,149
Rohm & Haas Co.
         6.95%, 7/15/2004                                     600           633
Safeway Inc.
         6.85%, 9/15/2004                                   1,500         1,579
Sears, Roebuck & Co. Acceptance Corp.
         6.25%, 1/15/2004                                     650           667
Shaw Communications Inc.
         7.20%, 12/15/2011                                  1,000           991
Southwestern Bell Telephone Co.
         6.625%, 7/15/2007                                  1,000         1,069
         7.25%, 7/15/2025                                     400           393
         7.625%, 3/1/2023                                     725           741
Sprint Capital Corp.
    (4)  6.00%, 1/15/2007                                   1,000           996
         6.875%, 11/15/2028                                   500           455
TPSA Finance BV
    (4)  7.75%, 12/10/2008                                    360           361
Target Corp.
         7.00%, 7/15/2031                                   1,525         1,590
TCI Communications, Inc.
         7.875%, 8/1/2013                                     500           522
         8.25%, 1/15/2003                                   2,000         2,093
Telecomunicaciones de Puerto Rico
         6.65%, 5/15/2006                                   1,000         1,015
         6.80%, 5/15/2009                                     400           386
Telefonica de Argentina
    (4)  9.125%, 5/7/2008                                   3,500         2,170
Telefonica Europe BV
         7.35%, 9/15/2005                                   1,000         1,055
Telefonos de Mexico, SA
         8.25%, 1/26/2006                                   3,700         3,917
Telus Corp.
         7.50%, 6/1/2007                                    4,000         4,211
         8.00%, 6/1/2011                                    3,400         3,587
Tenet Healthcare Corp.
    (4)  5.375%, 11/15/2006                                 1,350         1,321
    (4)  6.875%, 11/15/2031                                 1,500         1,381
Texaco Capital Corp.
         7.50%, 3/1/2043                                      150           155
         8.875%, 9/1/2021                                     100           126
Texas Instruments Inc.
6.125%, 2/1/2006 600 611
Time Warner Inc.
         7.975%, 8/15/2004                                  2,000         2,168
         8.18%, 8/15/2007                                     500           559
         8.375%, 3/15/2023                                  1,500         1,666
Tosco Corp.
         7.25%, 1/1/2007                                    1,000         1,078
         8.125%, 2/15/2030                                  2,400         2,744
Toys R Us
    (4)  6.875%, 8/1/2006                                   2,500         2,456
    (4)  7.625%, 8/1/2011                                   1,500         1,445
Tyco International Group SA
         5.80%, 8/1/2006                                    3,500         3,493
         6.375%, 10/15/2011                                   925           905
         6.375%, 2/15/2006                                  1,000         1,026
         6.875%, 1/15/2029                                  1,000           971
US Airways Pass-Through Trust
         8.11%, 2/20/2017                                   1,894         2,011
Union Carbide Corp.
         6.75%, 4/1/2003                                    1,550         1,617
         7.75%, 10/1/2096                                     875           931
         7.875%, 4/1/2023                                     200           224
Union Oil of California
         6.375%, 2/1/2004                                     150           155
         7.50%, 2/15/2029                                     910           934
Union Pacific Corp.
         8.625%, 5/15/2022                                    225           242
US West Communications Inc.
         7.20%, 11/1/2004                                   2,400         2,389
United Technologies Corp.
         4.875%, 11/1/2006                                  2,800         2,747
         8.875%, 11/15/2019                                   575           694

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                           Shares          (000)
--------------------------------------------------------------------------------
Verizon Global Funding Corp.
         6.75%, 12/1/2005                                   4,000         4,214
Verizon Wireless Inc.
    (4)  5.375%, 12/15/2006                                 3,000         2,983
Viacom Inc.
         6.40%, 1/30/2006                                     500           516
         6.75%, 1/15/2003                                   1,000         1,039
         7.75%, 6/1/2005                                    4,000         4,294
         7.875%, 7/30/2030                                  1,825         2,000
Vodafone AirTouch PLC
         7.625%, 2/15/2005                                  3,700         3,979
         7.875%, 2/15/2030                                  1,250         1,396
Wal-Mart Stores, Inc.
         4.375%, 8/1/2003                                   5,000         5,068
Wal-Mart Stores, Inc. Canada
    (4)  5.58%, 5/1/2006                                    4,000         4,085
WorldCom Inc.
         7.55%, 4/1/2004                                      700           731
         7.875%, 5/15/2003                                  6,000         6,268
         8.00%, 5/15/2006                                   1,200         1,282
         8.25%, 5/15/2031                                   3,000         3,163
                                                                        --------
                                                                        347,310
                                                                        --------
UTILITIES (2.2%)
Arizona Public Service Co.
         7.25%, 8/1/2023                                      400           374
Calpine Corp.
         8.50%, 2/15/2011                                   2,700         2,403
Calpine Canada Energy
         8.50%, 5/1/2008                                    3,800         3,439
Coastal Corp.
         6.50%, 5/15/2006                                     500           485
         6.50%, 6/1/2008                                    1,000           955
         7.42%, 2/15/2037                                     325           304
Commonwealth Edison Co.
         7.50%, 7/1/2013                                      250           262
Consolidated Edison Inc.
         6.625%, 12/15/2005                                 5,000         5,167
Consolidated Natural Gas
         5.375%, 11/1/2006                                  1,500         1,481
Detroit Edison
         7.50%, 2/1/2005                                    2,000         2,105
Dominion Fiber Ventures, LLC
    (4)  7.05%, 3/15/2005                                   3,500         3,491
Duke Energy Field Services
         7.875%, 8/16/2010                                  1,000         1,054
         8.125%, 8/16/2030                                  1,000         1,011
Edison Mission
         9.875%, 4/15/2011                                  3,000         3,060
El Paso Energy Corp.
         6.75%, 5/15/2009                                   3,500         3,318
Enron Corp.
         **6.875%, 10/15/2007                               1,000           200
         **7.125%, 5/15/2007                                  300            60
         **9.125%, 4/1/2003                                   700           140
FPL Group Capital Inc.
         7.625%, 9/15/2006                                  1,000         1,083
Florida Power & Light
         6.875%, 12/1/2005                                  2,350         2,451
HGI Transelec Chile SA
         7.875%, 4/15/2011                                  1,500         1,523
Illinois Power Co.
         7.50%, 7/15/2025                                     500           462
Israel Electric Corp.
    (4)  7.25%, 12/15/2006                                  1,235         1,304
    (4)  7.75%, 3/1/2009                                    1,300         1,351
    (4)  7.95%, 5/30/2011                                   1,800         1,906
KN Energy, Inc.
         6.45%, 3/1/2003                                      750           770
Keyspan Corp.
         7.25%, 11/15/2005                                  2,100         2,228
Mirant Americas Generation, LLC
         8.30%, 5/1/2011                                    2,000         1,800
    (4)  8.50%, 10/1/2021                                   1,000           820
NRG Energy Inc.
         7.75%, 4/1/2011                                    2,500         2,399
         8.625%, 4/1/2031                                     500           457
         9.292%, 12/15/2024                                 2,500         2,510
National Rural Utility Co.
         6.20%, 2/1/2008                                    1,500         1,537
PPL Capital Funding
         7.75%, 4/15/2005                                   6,500         6,839
PSEG Power
         6.875%, 4/15/2006                                  2,150         2,208
Pacific Corp.
         6.90%, 11/15/2011                                  1,500         1,493
         7.70%, 11/15/2031                                    500           504
Progress Energy Inc.
         6.75%, 3/1/2006                                    2,300         2,383
         7.00%, 10/30/2031                                  1,000           990
Reliant Energy Resources
         7.75%, 2/15/2011                                   1,500         1,498
         8.125%, 7/15/2005                                  3,450         3,590
Sempra Energy
         6.80%, 7/1/2004                                    4,000         4,100
Sierra Pacific Power Co.
    (4)  8.00%, 6/1/2008                                    4,000         4,189
South Point Energy
    (4)  8.40%, 5/30/2012                                   1,500         1,380
Southern Natural Gas
         7.35%, 2/15/2031                                     500           474
Tennessee Gas Pipeline
         7.625%, 4/1/2037                                   1,000           936
Texas Utilities Co.
         7.875%, 3/1/2023                                     225           224
Union Electric Power Co.
         7.65%, 7/15/2003                                     250           265
Virginia Electric & Power Co.
         6.625%, 4/1/2003                                   1,250         1,300
         6.75%, 10/1/2023                                     500           463

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Balanced Index Fund                                        Shares          (000)
--------------------------------------------------------------------------------
Williams Communications Group, Inc.
    (4)  8.25%, 3/15/2004                                   3,700         3,599
Williams Cos., Inc.
         7.75%, 6/15/2031                                   2,300         2,191
Yosemite Security Trust
    (4)  **8.25%, 11/15/2004                                4,000           700
                                                                        --------
                                                                         91,236
                                                                        --------
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $692,799)                                                       698,049
--------------------------------------------------------------------------------
SOVEREIGN BONDS (0.2%)
  (U.S. Dollar-Denominated)
--------------------------------------------------------------------------------
Inter-American Development Bank
         8.50%, 3/15/2011                                     175           209
KFW International Finance, Inc.
         7.625%, 2/15/2004                                    400           435
Province of British Columbia
         7.00%, 1/15/2003                                     630           658
Province of Newfoundland
         7.32%, 10/13/2023                                    600           661
         10.00%, 12/1/2020                                    250           346
Province of Ontario
7.375%, 1/27/2003 175 184
Province of Quebec
         7.125%, 2/9/2024                                     400           424
Province of Saskatchewan
         6.625%, 7/15/2003                                  2,250         2,361
         8.00%, 7/15/2004                                   1,600         1,705
Republic of Finland
         7.875%, 7/28/2004                                    850           940
Republic of Portugal
         5.75%, 10/8/2003                                   1,000         1,038
United Mexican States
         8.375%, 1/14/2011                                  1,000         1,035
United Mexican States
Value Recovery Rights
         --, 6/3/2003                                       3,950             4
--------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
  (Cost $9,522)                                                          10,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.3%)(1)
--------------------------------------------------------------------------------
Federal Home Loan Bank
    (2)  2.29%, 1/9/2002                                    2,000         1,999
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
         1.69%-1.72%, 1/2/2002--Note F                     37,658        37,658
         1.75%, 1/2/2002                                   55,143        55,143
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $94,800)                                                         94,800
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.2%)
  (Cost $3,981,255)                                                   4,235,552
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(-1.2%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                  $  46,363
Liabilities--Note F                                                     (94,557)
                                                                        --------
                                                                        (48,194)
                                                                        --------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $4,187,358
================================================================================
*See Note A in Notes to Financial Statements. *Non-income-producing security. **In accordance with the fund's valuation policy, this security is no longer accruing income.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 59.8% and 1.7%, respectively, of net assets. See Note E in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
(3)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
(4)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2001, the aggregate value of these securities was $131,281,000, representing 3.1% of net assets.
REIT--Real Estate Investment Trust.

                                               Amount
                                                (000)
-----------------------------------------------------
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
-----------------------------------------------------
Paid-in Capital                           $3,942,338
Overdistributed Net Investment Income         (2,899)
Accumulated Net Realized Losses--Note D       (6,799)
Unrealized Appreciation--Note E
 Investment Securities                       254,297
 Futures Contracts                               421
-----------------------------------------------------
NET ASSETS                                $4,187,358
=====================================================

Investor Shares--Net Assets
Applicable to 174,528,206 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)               $3,116,911
-----------------------------------------------------
NET ASSET VALUE PER SHARE--
        INVESTOR SHARES $17.86
=====================================================

Admiral Shares--Net Assets
Applicable to 26,385,824 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                  $471,259
----------------------------------------------------
NET ASSET VALUE PER SHARE--
 ADMIRAL SHARES                               $17.86
=====================================================

Institutional Shares--Net Assets
Applicable to 33,549,735 outstanding $.001
 par value shares of beneficial interest
(unlimited authorization)                   $599,188
-----------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                         $17.86
=====================================================

STATEMENT OF OPERATIONS
This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

================================================================================
                                                             BALANCED INDEX FUND

                                                    Year Ended December 31, 2001
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
 Dividends                                                             $ 30,163
 Interest                                                               112,170
 Security Lending                                                           433
--------------------------------------------------------------------------------
   Total Income                                                         142,766
--------------------------------------------------------------------------------
Expenses
 The Vanguard Group--Note B
  Investment Advisory Services                                              103
  Management and Administrative
    Investor Shares                                                       6,134
    Admiral Shares                                                          527
    Institutional Shares                                                    420
  Marketing and Distribution
    Investor Shares                                                         570
    Admiral Shares                                                           47
    Institutional Shares                                                     62
 Custodian Fees                                                             146
 Auditing Fees                                                               12
 Shareholders' Reports
    Investor Shares                                                         157
    Admiral Shares                                                            1
    Institutional Shares                                                      1
 Trustees' Fees and Expenses                                                  6
--------------------------------------------------------------------------------
   Total Expenses                                                         8,186
   Expenses Paid Indirectly--Note C                                         (17)
--------------------------------------------------------------------------------
   Net Expenses                                                           8,169
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   134,597
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold                                              (4,085)
 Futures Contracts                                                       (2,024)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                 (6,109)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                                  (252,950)
Futures Contracts                                                           675
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       (252,275)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $(123,787)
================================================================================

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

===================================================================================================
                                                                    Balanced Index Fund
                                                                   Year Ended December 31,
                                                                   -----------------------------
                                                                            2001       2000
                                                                           (000)       (000)
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                                                $ 134,597   $ 119,254
 Realized Net Gain (Loss)                                                (6,109)     24,467
 Change in Unrealized Appreciation (Depreciation)                      (252,275)   (228,886)
------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations     (123,787)    (85,165)
------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
    Investor Shares                                                    (103,382)   (115,875)
    Admiral Shares                                                      (14,172)     (3,035)
    Institutional Shares                                                (18,375)     (1,113)
Realized Capital Gain*
    Investor Shares                                                      (4,444)    (17,932)
    Admiral Shares                                                         (477)     (1,445)
    Institutional Shares                                                   (568)       (530)
------------------------------------------------------------------------------------------------
    Total Distributions                                                (141,418)   (139,930)
------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note G
  Investor Shares                                                      (258,665)    678,330
  Admiral Shares                                                        178,801     319,957
  Institutional Shares                                                  482,528     148,229
------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share Transactions             402,664   1,146,516
------------------------------------------------------------------------------------------------
Total Increase (Decrease)                                               137,459     921,421
------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                                                  4,049,899   3,128,478
------------------------------------------------------------------------------------------------
 End of Period                                                       $4,187,358  $4,049,899
==================================================================================================
*Includes 2001 and 2000 short-term gain  distributions  totaling  $1,098,000 and
$7,101,000, respectively, that are treated as ordinary income for tax purposes.

FINANCIAL HIGHLIGHTS
This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

=======================================================================================================
                                                            BALANCED INDEX FUND INVESTOR SHARES
                                                                Year Ended December 31,
                                                            -----------------------------------------
For a Share Outstanding Throughout Each Period               2001     2000    1999     1998     1997
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $19.08   $20.22  $18.48   $16.29   $13.92
-----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .591     .645     .58      .54      .50
  Net Realized and Unrealized Gain (Loss) on Investments   (1.189)  (1.038)   1.88     2.33    2.525
-----------------------------------------------------------------------------------------------------
    Total from Investment Operations                        (.598)   (.393)   2.46     2.87    3.045
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.597)   (.647)   (.58)    (.54)   (.530)
  Distributions from Realized Capital Gains                 (.025)   (.100)   (.14)    (.14)   (.145)
-----------------------------------------------------------------------------------------------------
    Total Distributions                                     (.622)   (.747)   (.72)    (.68)   (.675)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $17.86   $19.08  $20.22   $18.48   $16.29
=====================================================================================================
TOTAL RETURN*                                              -3.02%   -2.04%  13.61%   17.85%   22.24%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $3,117   $3,586  $3,128   $2,004   $1,260
  Ratio of Total Expenses to Average Net Assets             0.22%    0.22%   0.20%    0.21%    0.20%
  Ratio of Net Investment Income to Average Net Assets      3.26%    3.30%   3.18%    3.29%    3.56%
  Portfolio Turnover Rate                                     33%      28%     29%      25%      18%
=====================================================================================================
*Total return figures do not reflect the annual account maintenance fee of $10 applied on balances under $10,000.


                                                                  BALANCED INDEX FUND ADMIRAL SHARES
                                                                        Year Ended       Nov. 13* to
For a Share Outstanding Throughout Each Period                       Dec. 31, 2001     Dec. 31, 2000
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $19.08            $19.40
----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                        .602              .088
 Net Realized and Unrealized Gain (Loss) on Investments                     (1.189)            (.129)
------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                         (.587)            (.041)
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                        (.608)            (.189)
 Distributions from Realized Capital Gains                                   (.025)            (.090)
    Total Distributions                                                      (.633)            (.279)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                              $17.86            $19.08
=====================================================================================================
TOTAL RETURN                                                                -2.96%            -0.20%
=====================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                         $471              $316
 Ratio of Total Expenses to Average Net Assets                               0.15%           0.15%**
 Ratio of Net Investment Income to Average Net Assets                        3.32%           3.49%**
 Portfolio Turnover Rate                                                       33%               28%
=====================================================================================================
*Inception.
**Annualized.


                                                            BALANCED INDEX FUND INSTITUTIONAL SHARES
                                                                        Year Ended        Dec. 1* to
For a Share Outstanding Throughout Each Period                       Dec. 31, 2001     Dec. 31, 2000
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $19.08            $19.05
----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                        .612              .056
 Net Realized and Unrealized Gain (Loss) on Investments                     (1.189)             .253
----------------------------------------------------------------------------------------------------
    Total from Investment Operations                                         (.577)             .309
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                        (.618)            (.189)
 Distributions from Realized Capital Gains                                   (.025)            (.090)
-----------------------------------------------------------------------------------------------------
    Total Distributions                                                      (.643)            (.279)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                              $17.86            $19.08
=====================================================================================================
TOTAL RETURN                                                                -2.90%             1.63%
=====================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                         $599              $148
 Ratio of Total Expenses to Average Net Assets                               0.10%           0.10%**
 Ratio of Net Investment Income to Average Net Assets                        3.37%           3.36%**
 Portfolio Turnover Rate                                                       33%               28%
=====================================================================================================
*Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund's investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Admiral Shares and Institutional Shares were first issued on November 13, 2000, and December 1, 2000, respectively. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. SECURITY VALUATION: Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     3. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FUTURES CONTRACTS: The fund uses S&P 500 Index futures contracts, S&P MidCap 400 Index futures contracts, and Russell 2000 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between the changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date the securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.
     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2001, the fund had contributed capital of $768,000 to Vanguard (included in Other Assets), representing 0.02% of the fund's net assets and 0.77% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

C. The fund's custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2001, custodian fee offset arrangements reduced expenses by $17,000.

D. During the year ended December 31, 2001, the fund purchased $980,091,000 of investment securities and sold $538,197,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $950,504,000 and $811,255,000, respectively.
     At December 31, 2001, the fund had available realized losses of $6,702,000 to offset future net capital gains of $5,846,000 through December 31, 2009, and $856,000 through December 31, 2010.

E. At December 31, 2001, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was $254,297,000, consisting of unrealized gains of $600,228,000 on securities that had risen in value since their purchase and $345,931,000 in unrealized losses on securities that had fallen in value since their purchase.
     At December 31, 2001, the aggregate settlement value of open futures contracts expiring in March 2002 and the related unrealized appreciation were:

--------------------------------------------------------------------------------
                                                             (000)
                                               ---------------------------------
                                                 Aggregate           Unrealized
                              Number of         Settlement         Appreciation
Futures Contracts        Long Contracts              Value        (Depreciation)
--------------------------------------------------------------------------------
S&P 500 Index                        55            $15,802                 $258
S&P MidCap 400 Index                  8              2,036                   24
Russell 2000 Index                   17              4,159                  139
--------------------------------------------------------------------------------

Unrealized appreciation on open futures contracts is required to be treated as realized gain for tax purposes.

F. The market value of securities on loan to broker/dealers at December 31, 2001, was $60,410,000, for which the fund held cash collateral of $37,658,000 and U.S. Treasury securities with a market value of $25,687,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of the collateral, during the period the securities are on loan. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

G. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------------------------
                                                       Year Ended December 31,
                                               ---------------------------------------------------
                                                    2001                           2000
                                               -----------------------     -----------------------
                                                   Amount      Shares         Amount     Shares
                                                    (000)       (000)          (000)      (000)
--------------------------------------------------------------------------------------------------
Investor Shares
 Issued                                         $ 870,791      47,840    $ 1,737,716     86,997
 Issued in Lieu of Cash Distributions             102,655       5,874        126,202      6,364
 Redeemed                                      (1,232,111)    (67,153)    (1,185,588)   (60,100)
                                              ----------------------------------------------------
   Net Increase (Decrease)--Investor Shares      (258,665)      (13,439)     678,330     33,261
                                              ----------------------------------------------------
Admiral Shares
 Issued                                           283,690      15,405        323,046     16,692
 Issued in Lieu of Cash Distributions              13,006        746           4,191        221
 Redeemed                                        (117,895)     (6,302)        (7,280)      (376)
                                              ----------------------------------------------------
   Net Increase (Decrease)--Admiral Shares        178,801       9,849        319,957     16,537
                                              ----------------------------------------------------
Institutional Shares
 Issued                                           583,437      31,327        152,173      7,956
 Issued in Lieu of Cash Distributions              18,506       1,062          1,643         87
 Redeemed                                        (119,415)     (6,592)        (5,587)      (290)
                                              ----------------------------------------------------
   Net Increase (Decrease)--Institutional Shares  482,528      25,797        148,229      7,753
 -------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 6, 2002

================================================================================
SPECIAL 2001 TAX INFORMATION
   (unaudited) for VANGUARD BALANCED INDEX FUND

This information for the fiscal year ended December 31, 2001, is included pursuant to provisions of the Internal Revenue Code.

     The fund distributed $4,468,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year, all of which is designated as a 20% rate gain distribution.

     For corporate shareholders, 21.0% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
--------------------------------------------------------------------------------
                                                                              61

ADVANTAGES OF VANGUARD.COM(TM)                           [Picture of a Computer]

Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online. Consider the benefits of using Vanguard.com. On our website, you can:
*    Choose to receive all fund reports, as well as prospectuses, online.
* Request a courtesy e-mail to notify you when a new fund report or prospectus is available.
     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.
     If you invest directly with us, you can also elect to receive all of your account statements online or to continue the mailing of only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.
     All Vanguard shareholders can choose to receive our electronic newsletters:
ECONOMIC WEEK IN REVIEW, a recap of each week's key economic reports and market activity; and WHAT'S NEW AT VANGUARD, a monthly update on our mutual funds, services, and online resources.

YOUR ONLINE INFORMATION IS SECURE
Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS
500 Index Fun
Calvert Social Index(T Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Growth Fund
International Value Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds (California, Florida, Massachusetts,
 New Jersey, New York, Ohio, Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market Funds (California, New Jersey,
 New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY PLAN
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
Hhigh-Grade Bond Portfolio
High Yield Bond portfolio
International Portfolio
Mid-cap Index Portfolio
Money Market Portfolio
Reit Index portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio

For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.
     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the


=========================================================================================================
NAME                    POSITION(S) HELD WITH FUND
(DATE OF BIRTH)         (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE   OVERSEEN BY TRUSTEE)         PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*        Chairman of the Board,       Chairman of the Board, Chief Executive Officer, and Director/Trustee
(July 29, 1954)         Chief Executive Officer,     of The Vanguard Group, Inc., and of each of the investment companies
May 1987                and Trustee                  served by The Vanguard Group.
                        (106)
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS        Trustee                      The Partners of '63 (pro bono ventures in education); Senior Adviser
(October 23, 1937)      (106)                        to Greenwich Associates (international business-strategy consulting);
January 2001                                         Successor Trustee of Yale University; Overseer of the Stern School of
                                                     Business at New York University; Trustee of the Whitehead Institute
                                                     for Biomedical Research.
--------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA          Trustee                      Chairman and Chief Executive Officer (since October 1999), Vice
(December 23, 1945)     (84)                         Chairman (January-September 1999), and Vice President (prior to
December 2001                                        September 199) of Rohm and Haas Co. (chemicals); Director of Technitrol,
                                                     Inc.(electronic components), and Agere Systes (communications components); Board Member of the American Chemistry Council; and
                                                     Trustee of Drexel University.
--------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN  Trustee                      Vice President, Chief Information Officer, and Member of the Executive
(January 25, 1950)      (106)                        Committee of Johnson & Johnson (pharmaceuticals/consumer products);
July 1998                                            Director of the Medical Center at Princeton and Women's Research
                                                     and Education Institute.
--------------------------------------------------------------------------------------------------------------------------
BRUCE K. MACLAURY       Trustee                      President Emeritus of The Brookings Institution (an independent,
(May 7, 1931)           (86)                         nonpartisan research organization); Director of the American Express
January 1990                                         Bank, Ltd., The St. Paul Companies, Inc. (insurance and financial services), and the National Steel Corp.
--------------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL       Trustee                      Chemical Bank Chairman's Professor of Economics, Princeton
(August 28, 1932)       (104)                        University; Director of Prudential Insurance Co. of America, BKF Capital
May 1977                                             (investment management), The Jeffrey Co. (a holding company), and
                                                     NeuVis, Inc. (a software company).
--------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.   Trustee                      Chairman, President, Chief Executive Officer, and Director of NACCO
(October 8, 1941)       (106)                        Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich
January 1993                                         Corporation (industrial products/aircraft systems and services); Director of the Standard Products Company (a supplier for the automotive industry)
                                                     until 1998.
--------------------------------------------------------------------------------------------------------------------------
JAMES O. WELCH, JR.     Trustee                      Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman
(May 13, 1931)          (106)                        and Director of RJR Nabisco; Director of TECO Energy, Inc.
September 1971
--------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON      Trustee                      Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(March 2, 1936)         (106)                        (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                                           Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
--------------------------------------------------------------------------------------------------------------------------

activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.


==========================================================================================================================

Name                    Position(s) Held with Fund
(Date of Birth)         (Number of Vanguard Funds
Trustee/Officer Since   Overseen by Trustee)         Principal Occupation(s) During the Past Five Years
--------------------------------------------------------------------------------------------------------------------------

EXECUTIVE OFFICERS*

R. Gregory Barton       Secretary                    Managing Director and General Counsel of The Vanguard Group, Inc.
(April 25, 1951)        (106)                        (since September 1997); Secretary of The Vanguard Group, and of
June 2001                                            each of the investment companies served by The Vanguard Group;
                                                     Principal of The Vanguard Group (prior to September 1997).
-------------------------------------------------------------------------------------------------------------------------
Thomas J. Higgins       Treasurer                    Principal of The Vanguard Group, Inc.; Treasurer of each of the
(May 21, 1957)          (106)                        investment companies served by The Vanguard Group.
July 1998
--------------------------------------------------------------------------------------------------------------------------
*Officers of the funds are "interested persons" as defined in the Investment
Company Act of 1940.


More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology.         F. William McNabb, III, Institutional Investor Group.
James H. Gately, Direct Investor Services.           Michael S. Miller, Planning and Development.
Kathleen C. Gubanich, Human Resources.               Ralph K. Packard, Finance.
Ian A. MacKinnon, Fixed Income Group.                George U. Sauter, Quantitative Equity Group.
-----------------------------------------------------------------------------------------------------------
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.
-----------------------------------------------------------------------------------------------------------


Vanguard,  The  Vanguard  Group,   Vanguard.com,   Admiral,   Explorer,  Morgan,
LifeStrategy, STAR, Wellesley, Wellington, Windsor, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P 500(R),  Standard & Poor's  500,  and S&P MidCap 400 are  trademarks  of The
McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.
All other marks are the property of their respective owners.

                                                     [The Vanguard Group Logo]
                                                     Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

ABOUT OUR COVER
Our cover photograph was taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photograph is copyrighted by Mr. Kahn.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(TM). Prospectuses may also be viewed online.

FUND INFORMATION
1-800-662-7447

TEXT TELEPHONE
1-800-952-3335

DIRECT INVESTOR
ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR
SERVICES
1-800-523-1036

WORLD WIDE WEB
www.vanguard.com

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

                                               (C) 2002 The Vanguard Group, Inc.
                                               All rights reserved.
                                               Vanguard Marketing
                                               Corporation, Distributor.


                                               Q020 022002